SUMMIT
MUTUAL
FUNDS

ANNUAL REPORT

     SUMMIT PINNACLE SERIES
     Zenith Portfolio
     Bond Portfolio
     S&P 500 Index Portfolio
     S&P MidCap 400 Index Portfolio
     Balanced Index Portfolio
     Nasdaq-100 Index Portfolio
     Russell 2000 Small Cap Index Portfolio
     EAFE International Index Portfolio


                                [Logo] SUMMIT
                                       MUTUAL
                                       FUNDS



December 31, 2002

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                            ANNUAL REPORT - TABLE OF CONTENTS
--------------------------------------------------------------------------------

Message from the President..................................    1

Investment Review
    Zenith Portfolio........................................    2
    Bond Portfolio..........................................    3
    S&P 500 Index Portfolio.................................    4
    S&P MidCap 400 Index Portfolio..........................    5
    Balanced Index Portfolio................................    6
    Nasdaq-100 Index Portfolio..............................    7
    Russell 2000 Small Cap Index Portfolio..................    8
    EAFE International Index Portfolio......................    9

Statements of Assets and Liabilities........................   10

Statements of Operations....................................   12

Statements of Changes in Net Assets.........................   14

Schedule of Investments
    Zenith Portfolio........................................   17
    Bond Portfolio..........................................   18
    S&P 500 Index Portfolio.................................   21
    S&P MidCap 400 Index Portfolio..........................   26
    Balanced Index Portfolio................................   30
    Nasdaq-100 Index Portfolio..............................   35
    Russell 2000 Small Cap Index Portfolio..................   37
    EAFE International Index Portfolio......................   54

Notes to Financial Statements...............................   59

Independent Auditors' Report................................   68

THIS REPORT HAS BEEN PREPARED FOR THE INFORMATION OF CONTRACT OWNERS AND IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS OF CONTRACTS UNLESS IT IS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS FOR SUMMIT MUTUAL
FUNDS, INC.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                   MESSAGE FROM THE PRESIDENT
--------------------------------------------------------------------------------

We are pleased to send you the 2002 Summit Mutual Funds Annual Report on the Pinnacle Series, a family of funds that supports the investment needs of your specific variable insurance product. We welcome new investors to Summit as we strive to help you reach your financial goals.

The past twelve months saw investors dealing with a wide range of issues, from the aftermath of September 11, to an economy that continued to send mixed signals about both the current economic environment and the prospects for recovery in the future. Equities began 2002 with a positive showing in the first quarter. However, the specter of growing concerns about the economic impact of the War on Terrorism, weak corporate earnings, the lack of economic recovery, and the revelation of fraudulent accounting practices at several large corporations caused a significant downturn in stock prices. Consumer sentiment declined markedly in midsummer as equity prices fell, Middle East tensions heightened, and corporate governance issues dominated headlines. Stocks rebounded across all sectors in the fourth quarter as corporate earnings improved and the Federal Reserve cut short-term interest rates .50%, their only move in 2002 after lowering rates 11 times in 2001.

Despite the year-end rally, the S&P 500 Index declined for the third year in a row and posted a total return of -22.10%. Mid-cap stocks fared better with the S&P Mid Cap 400 Index posting a decline of -14.51%. International stocks also were in negative territory for the third year in a row as the widely followed MSCI EAFE International Equity Index fell -15.94%.

Fixed income investors fared much better as the faltering economy and stock market turbulence led to a resurgence in bonds, especially high quality issues such as U.S. Treasury securities. Investor demand for 10-year Treasury bonds pushed their yields down from 5.05% at December 2001 to 3.82% at December 2002 - near 40 year lows. Record defaults, weak earnings, and corporate malfeasance issues caused investors to shun corporate bonds resulting in historically wide yield spreads between Treasuries and both high yield and investment grade corporate issuers. The Lehman Brothers Aggregate Index, a measure of the investment grade bond market, rose 10.25% making bonds the top performing asset class for the second year in a row.

"ONE WAY TO DAMPEN THE IMPACT OF VOLATILITY ON YOUR PORTFOLIO IS TO ADEQUATELY DIVERSIFY YOUR INVESTMENTS"

The bear market that began in 2000, and the collapse of technology and telecom shares specifically, has been a harsh reminder of the risks inherent in equity investing. While recent events, such as September 11 and corporate fraud, have changed many things, the basic principles for investing remain unchanged. Our thoughts have always been to maintain the proper perspective, have realistic expectations, and ensure that your investment strategy is appropriate for your risk tolerance and time horizon. Concepts such as asset allocation and portfolio rebalancing are as timely and as important as ever. One way to dampen the impact of volatility on your portfolio is to adequately diversify your investments, both within and across asset sectors, or specifically stocks, bonds, and cash. With our broad range of funds, Summit Mutual Funds is able to provide the foundation of a diversified investment plan.

2002 HIGHLIGHTS:

- Summit continues to stress its "Core & Explore" asset allocation strategy for diversified investing in both index and actively managed funds.

- Our roster of variable insurance index funds available is one of the most robust in the industry and includes S&P 500, S&P MidCap 400, Russell 2000 Small Cap, and Nasdaq-100.

- We launched an international equity index fund based on Morgan Stanley's Europe, Australasia, and the Far East (EAFE) Index. Covering 19 countries, it should be a key component of a diversified portfolio.

- We plan to introduce an index fund based on the Lehman Brothers Aggregate Bond Index in early 2003. This index measures the investment grade fixed income marketplace and represents an important addition to further diversify holdings.

Thank you for choosing Summit Funds during these difficult times for investors and for the trust that you have placed in us.

Best Regards,

/s/ Steven R. Sutermeister

Steven R. Sutermeister
President & Chief Executive Officer

                                                                       [GRAPHIC]

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   ZENITH PORTFOLIO
--------------------------------------------------------------------------------

OBJECTIVE - Seeks long-term appreciation of capital by investing in common stocks and other equity securities with values that are, at present, not fully recognized by the market.

STRATEGY - The Summit Pinnacle Zenith Portfolio will remain in a highly invested position ranging from 86% to 98%. The cash position will be held in highly liquid money market instruments to meet redemptions and to provide cash for future stock purchases as new opportunities arise.

MANAGER'S COMMENTS:

The Summit Pinnacle Zenith Portfolio's (the "Portfolio") 2002 performance was -23.10% (before contract fees and expenses) versus -22.10% for the S&P 500 Index (the "S&P 500") and -15.52% for the Russell 1000 Value Index. The S&P 500 had its worst return since it declined 29.7% in 1974. The Portfolio's results represented the first time in three years that it failed to show a positive return and under perform these indices. These negative returns were a result of a severe market decline and a widespread sell-off. In 2002 every major industry sector posted declines. Only 131 stocks in the S&P 500 increased in share price, representing the worst such result since those records were first maintained in 1980. The impact of these widespread and sustained declines (the first three year decline in the S&P 500 since 1939-1941) was to move investors to the sidelines. After seeing the S&P 500 decline 49% in three years, equity mutual fund investors were net redeemers for the first time since 1988. We believe that this equity "hangover" is a direct result of the late 1990's technology bubble that took valuations to unsustainable levels. After three negative years in the equity markets, valuations have come down substantially.

After cutting interest rates eleven times in 2001, the Federal Reserve only cut rates once in 2002, from 1.75% down to 1.25%. By keeping rates low, the Federal Reserve was able to provide cheap financing for both autos and housing which supported and bolstered consumer spending. Unfortunately the economy's growth was insufficient to keep unemployment from rising, and corporate borrowing costs did not decline as far as the federal funds rate because of heightened credit worries. Investors felt the impact of low rates as some money market returns dropped below 1%. Over time, these low rates should compel investors to shift back into stocks or corporate bonds to increase their yields.

Anecdotal signs of capitulation to the bear market were rampant towards the end of 2002. When Time magazine declares 2002 "The Year of the Whistleblower" and a TV movie about the "Enron" fiasco airs in the first week of the year, it appears that the maximum media damage to the markets is behind us. The media's reflection of the scandals in the corporate, accounting and brokerage communities are important factors since they tend to lower market valuations reflected in lower PE ratios. The perennial Wall Street bulls are now fully chastened and the bears appear to be firmly in control. Those who saw a market rebound no longer have much credibility, and Wall Street is now overly cautious to make similar predictions. Even though empirically the stock market has had a greater tendency to rise than fall on a yearly basis over time, it is more difficult to find strategists willing to predict positive returns in 2003. However it should be noted that the markets have only experienced a four-year negative stretch once in the last century (1929-1932).

Two principle reasons for the Portfolio's underperformance were sector under weighting in Consumer Staples and specific underperformance of individual names. As Consumer Staples valuations held up during the market decline, fund management decided that there would be little upside potential to holding these names. In 2002, a higher weighting in Consumer Staples would have provided better current results than investing a higher proportion in other sectors which management believes would have provided more upside potential. Essentially, the Portfolio was positioned for a more positive bias, and when the market declined the Portfolio declined more severely. Additionally some specific securities under performed because of general and sector concerns about corporate credit. Delta Airlines, a premier airline, was priced as though it were nearly bankrupt as a result of sector problems that saw the bankruptcy of United and USAir. Sears was under intense scrutiny related to its credit card operations that were criticized for being too lax. Even General Electric suffered as its AAA credit rating was called into question in the squeeze on corporate credit. Delta, Sears and GE are names that perform much better in a more favorable economic environment. Conversely, management believes that when the economy rebounds, these more economically sensitive names will outperform more defensive sectors. The Portfolio will continue to focus on stocks with attractive valuation measures created by the negative equity markets of the last three years. As investor's appetite for equities grows during the year, the Portfolio will continue to swap out of equities that have outperformed into equities whose valuations still appear attractively priced.

                                   FUND DATA

      Manager:                                             James McGlynn
      Inception Date:                                      August 15, 1984
      Total Net Assets:                                    $38.22 Million
      Number of Holdings:                                  45
      Median Cap Size:                                     $18.36 Billion
      Average Price-to-book Ratio:                         1.72x
      Dividend Yield:                                      2.66%
      Average Price-to-earnings Ratio:
      Summit Pinnacle Zenith Portfolio                     20.28x
      S&P 500 Index                                        25.53x

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
Summit Zenith Portfolio - Average Annual Total Return

1-YEAR   5-YEAR  10-YEAR
-23.10%  -2.08%    7.31%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Separate account expenses are not included.

          SUMMIT ZENITH  RUSSELL 1000  RUSSELL 2000
            PORTFOLIO    VALUE INDEX      INDEX
Dec-1992        $10,000      $10,000        $10,000
Jan-1993        $11,121      $10,290        $10,321
Feb-1993        $11,216      $10,653        $10,063
Mar-1993        $11,510      $10,967        $10,371
Apr-1993        $11,257      $10,826        $10,076
May-1993        $11,501      $11,044        $10,506
Jun-1993        $11,409      $11,287        $10,558
Jul-1993        $11,383      $11,414        $10,699
Aug-1993        $11,874      $11,826        $11,139
Sep-1993        $12,027      $11,845        $11,445
Oct-1993        $12,325      $11,836        $11,727
Nov-1993        $12,002      $11,592        $11,330
Dec-1993        $12,410      $11,812        $11,700
Jan-1994        $12,878      $12,259        $12,059
Feb-1994        $12,827      $11,840        $12,014
Mar-1994        $12,471      $11,400        $11,360
Apr-1994        $12,640      $11,618        $11,427
May-1994        $12,719      $11,752        $11,279
Jun-1994        $12,496      $11,471        $10,872
Jul-1994        $12,621      $11,827        $11,043
Aug-1994        $13,218      $12,167        $11,643
Sep-1994        $13,066      $11,763        $11,589
Oct-1994        $13,147      $11,927        $11,539
Nov-1994        $12,735      $11,446        $11,052
Dec-1994        $12,835      $11,577        $11,328
Jan-1995        $12,969      $11,934        $11,169
Feb-1995        $13,400      $12,406        $11,609
Mar-1995        $13,605      $12,678        $11,799
Apr-1995        $13,926      $13,078        $12,043
May-1995        $14,267      $13,629        $12,228
Jun-1995        $14,589      $13,814        $12,833
Jul-1995        $15,010      $14,294        $13,561
Aug-1995        $15,373      $14,496        $13,814
Sep-1995        $15,686      $15,021        $14,044
Oct-1995        $15,254      $14,871        $13,404
Nov-1995        $15,764      $15,625        $13,962
Dec-1995        $16,295      $16,017        $14,297
Jan-1996        $16,453      $16,516        $14,270
Feb-1996        $16,916      $16,641        $14,702
Mar-1996        $17,393      $16,924        $14,966
Apr-1996        $17,898      $16,989        $15,759
May-1996        $18,394      $17,202        $16,373
Jun-1996        $18,260      $17,216        $15,683
Jul-1996        $17,307      $16,565        $14,298
Aug-1996        $18,074      $17,039        $15,107
Sep-1996        $18,468      $17,716        $15,673
Oct-1996        $18,999      $18,401        $15,410
Nov-1996        $19,675      $19,735        $16,022
Dec-1996        $20,291      $19,483        $16,407
Jan-1997        $20,823      $20,428        $16,716
Feb-1997        $20,614      $20,728        $16,291
Mar-1997        $19,853      $19,983        $15,500
Apr-1997        $19,722      $20,822        $15,520
May-1997        $21,235      $21,985        $17,228
Jun-1997        $21,974      $22,928        $17,934
Jul-1997        $22,943      $24,653        $18,754
Aug-1997        $23,373      $23,775        $19,159
Sep-1997        $25,025      $25,212        $20,534
Oct-1997        $24,330      $24,508        $19,604
Nov-1997        $24,210      $25,591        $19,453
Dec-1997        $24,462      $26,338        $19,774
Jan-1998        $23,933      $25,965        $19,458
Feb-1998        $25,063      $27,713        $20,896
Mar-1998        $26,784      $29,408        $21,749
Apr-1998        $27,237      $29,605        $21,849
May-1998        $25,959      $29,166        $20,661
Jun-1998        $25,246      $29,540        $20,695
Jul-1998        $23,330      $29,018        $18,992
Aug-1998        $18,697      $24,700        $15,291
Sep-1998        $19,521      $26,118        $16,451
Oct-1998        $20,187      $28,141        $17,111
Nov-1998        $20,534      $29,452        $17,997
Dec-1998        $20,717      $30,454        $19,111
Jan-1999        $20,522      $30,698        $19,365
Feb-1999        $18,922      $30,265        $17,797
Mar-1999        $19,242      $30,891        $18,074
Apr-1999        $20,976      $33,776        $19,694
May-1999        $20,959      $33,405        $19,981
Jun-1999        $21,927      $34,375        $20,884
Jul-1999        $21,944      $33,368        $20,312
Aug-1999        $21,560      $32,130        $19,561
Sep-1999        $20,975      $31,007        $19,564
Oct-1999        $20,992      $32,792        $19,645
Nov-1999        $21,426      $32,535        $20,817
Dec-1999        $21,141      $32,692        $23,174
Jan-2000        $20,638      $31,626        $22,799
Feb-2000        $19,551      $29,276        $26,565
Mar-2000        $22,510      $32,848        $24,817
Apr-2000        $22,089      $32,466        $25,949
May-2000        $22,871      $32,808        $24,436
Jun-2000        $22,378      $31,309        $26,571
Jul-2000        $22,191      $31,701        $25,740
Aug-2000        $23,279      $33,464        $27,691
Sep-2000        $23,500      $33,771        $26,871
Oct-2000        $24,538      $34,600        $25,673
Nov-2000        $24,265      $33,316        $23,039
Dec-2000        $25,747      $34,985        $25,029
Jan-2001        $26,820      $35,120        $26,331
Feb-2001        $26,444      $34,143        $24,606
Mar-2001        $25,726      $32,938        $23,403
Apr-2001        $27,368      $34,552        $25,233
May-2001        $28,238      $35,329        $25,854
Jun-2001        $27,929      $34,545        $26,746
Jul-2001        $28,324      $34,472        $25,299
Aug-2001        $27,156      $33,090        $24,482
Sep-2001        $25,832      $30,760        $21,186
Oct-2001        $26,296      $30,496        $22,426
Nov-2001        $27,741      $32,268        $24,161
Dec-2001        $28,641      $33,029        $25,652
Jan-2002        $28,433      $32,775        $25,385
Feb-2002        $28,797      $32,827        $24,690
Mar-2002        $29,826      $34,380        $26,672
Apr-2002        $28,438      $33,201        $26,915
May-2002        $28,275      $33,367        $25,720
Jun-2002        $26,005      $31,452        $24,444
Jul-2002        $23,015      $28,527        $20,753
Aug-2002        $23,373      $28,741        $20,701
Sep-2002        $20,557      $25,545        $19,215
Oct-2002        $21,701      $27,437        $19,832
Nov-2002        $23,735      $29,166        $21,601
Dec-2002        $22,026      $27,900        $20,398

                                TOP 10 HOLDINGS

                                                            (% OF NET ASSETS)
                                                           --------------------
      Bristol-Meyers Squibb                                        3.56%
      Dow Chemical                                                 3.46%
      DuPont (E.I.)                                                3.05%
      Marathon Oil Corp.                                           2.84%
      Citigroup Inc.                                               2.76%
      Chevron Texaco Corp.                                         2.65%
      Fleet Boston Financial Group                                 2.64%
      Ameren Corporation                                           2.62%
      ConocoPhillips                                               2.62%
      AOL Time Warner Inc.                                         2.60%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                       Financial  25.6%
                       Utilities   4.6%
          Consumer Discretionary  17.8%
                          Energy  10.5%
                Consumer Staples   2.1%
                     Health Care   7.4%
                     Industrials   6.2%
          Information Technology   5.5%
                       Materials   8.9%
              Short-Term & Other   4.9%
     Telecommunications Services   6.5%
                                           .

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                               BOND PORTFOLIO
--------------------------------------------------------------------------------

OBJECTIVE - Seeks a high level of current income, without undue risk to principal, by investing in long-term, fixed-income, investment-grade corporate bonds.

STRATEGY - The Summit Pinnacle Bond Portfolio will invest at least 80% of asset value in fixed income securities. The Fund will normally invest 75% of the value of its assets in publicly-traded straight debt securities that fall within the four highest grades as rated by a national rating agency. Up to 25% of the portfolio may be invested in below investment grade securities, convertible debt, preferred stock and other securities.

MANAGER'S COMMENTS:

The Summit Pinnacle Bond Portfolio (the "Portfolio") had a total return of 5.73% (before contract fees and expenses) for the year ended December 31, 2002 compared to a total return of 10.25% for the Lehman Brothers Aggregate Index (Index). What was predicted to be a year marked by economic recovery and higher yields fell short of expectations. Investor confidence has been severely damaged over the past year by a widespread and sustained decline in equities, a large number of corporate scandals, the fear of war and a generally soft economy. Against this background, interest rates were driven to historic lows resulting in 2002 becoming the third straight year of significant out performance in the fixed income market versus the stock market.

The Portfolio's underperformance to the Index was primarily a result of asset allocation. The Portfolio was under-weighted in both the U.S government and mortgage-backed sectors and over-weighted in the corporate bond sector when compared to the Index. The U.S government sector was the best performing sector in the fixed income market during 2002, as investors shunned securities with credit risk in the face of numerous corporate scandals and bankruptcies. The Portfolio's over-weighting in the corporate bond sector also included a 10-15% exposure to high yield securities during 2002. High yield securities provided a negative total return in 2002, significantly underperforming the Index which contains no high yield securities. Management believes that over time the corporate sector (including high yield) will provide positive incremental returns over the Index and warrants continued exposure. The sectors with the greatest positive performance in the Portfolio during 2002 were U.S. Treasuries, commercial mortgage-backed securities, financial institutions and REITS. Higher rated investment grade securities generally out performed lower rated investment grade securities and high yield securities. The sectors that provided the largest negative contribution to the Portfolio included airlines, electrical utilities, manufactured housing and telecoms.

                                   FUND DATA

      Managers:                                            Gary R. Rodmaker
                                                           Michael J. Schultz
      Inception Date:                                      August 15, 1984
      Total Net Assets:                                    $35.42 Million
      Number of Holdings:                                  101
      Average Duration:                                    4.54 years
      Average Maturity:                                    6.3 years
      Average Credit Quality:                              AA
      Current Yield:                                       5.52%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
Summit Bond Portfolio - Average Annual Total Return

1-YEAR  5-YEAR  SINCE INCEPTION
5.73%    5.02%            7.14%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Separate account expenses are not included.

          SUMMIT BOND PORTFOLIO  LEHMAN BROTHERS AGGREGATE BOND INDEX
Dec-1992                $10,000                               $10,000
Jan-1993                $10,635                               $10,192
Feb-1993                $10,864                               $10,370
Mar-1993                $10,930                               $10,414
Apr-1993                $11,018                               $10,487
May-1993                $11,038                               $10,500
Jun-1993                $11,256                               $10,691
Jul-1993                $11,336                               $10,751
Aug-1993                $11,506                               $10,940
Sep-1993                $11,526                               $10,969
Oct-1993                $11,618                               $11,010
Nov-1993                $11,567                               $10,916
Dec-1993                $11,659                               $10,975
Jan-1994                $11,876                               $11,123
Feb-1994                $11,700                               $10,930
Mar-1994                $11,467                               $10,660
Apr-1994                $11,359                               $10,574
May-1994                $11,369                               $10,573
Jun-1994                $11,379                               $10,550
Jul-1994                $11,478                               $10,760
Aug-1994                $11,478                               $10,773
Sep-1994                $11,344                               $10,615
Oct-1994                $11,333                               $10,605
Nov-1994                $11,322                               $10,582
Dec-1994                $11,469                               $10,655
Jan-1995                $11,687                               $10,866
Feb-1995                $11,961                               $11,124
Mar-1995                $12,039                               $11,192
Apr-1995                $12,214                               $11,349
May-1995                $12,704                               $11,788
Jun-1995                $12,774                               $11,874
Jul-1995                $12,822                               $11,848
Aug-1995                $12,952                               $11,991
Sep-1995                $13,071                               $12,108
Oct-1995                $13,263                               $12,265
Nov-1995                $13,444                               $12,449
Dec-1995                $13,652                               $12,623
Jan-1996                $13,849                               $12,707
Feb-1996                $13,701                               $12,486
Mar-1996                $13,676                               $12,398
Apr-1996                $13,638                               $12,329
May-1996                $13,663                               $12,304
Jun-1996                $13,844                               $12,469
Jul-1996                $13,883                               $12,503
Aug-1996                $13,922                               $12,481
Sep-1996                $14,223                               $12,699
Oct-1996                $14,474                               $12,980
Nov-1996                $14,712                               $13,202
Dec-1996                $14,634                               $13,080
Jan-1997                $14,714                               $13,120
Feb-1997                $14,835                               $13,153
Mar-1997                $14,662                               $13,007
Apr-1997                $14,813                               $13,202
May-1997                $15,004                               $13,328
Jun-1997                $15,209                               $13,486
Jul-1997                $15,653                               $13,850
Aug-1997                $15,528                               $13,733
Sep-1997                $15,821                               $13,936
Oct-1997                $15,976                               $14,138
Nov-1997                $16,075                               $14,203
Dec-1997                $16,246                               $14,346
Jan-1998                $16,505                               $14,530
Feb-1998                $16,505                               $14,518
Mar-1998                $16,847                               $14,568
Apr-1998                $16,936                               $14,643
May-1998                $17,039                               $14,783
Jun-1998                $17,157                               $14,908
Jul-1998                $17,217                               $14,939
Aug-1998                $17,172                               $15,183
Sep-1998                $17,430                               $15,538
Oct-1998                $17,031                               $15,456
Nov-1998                $17,261                               $15,544
Dec-1998                $17,306                               $15,591
Jan-1999                $17,399                               $15,701
Feb-1999                $17,120                               $15,427
Mar-1999                $17,291                               $15,511
Apr-1999                $17,322                               $15,561
May-1999                $17,148                               $15,424
Jun-1999                $17,117                               $15,375
Jul-1999                $17,069                               $15,310
Aug-1999                $17,037                               $15,303
Sep-1999                $17,133                               $15,480
Oct-1999                $17,117                               $15,537
Nov-1999                $17,130                               $15,536
Dec-1999                $17,114                               $15,461
Jan-2000                $16,998                               $15,411
Feb-2000                $17,179                               $15,597
Mar-2000                $17,381                               $15,802
Apr-2000                $17,280                               $15,757
May-2000                $17,097                               $15,750
Jun-2000                $17,525                               $16,078
Jul-2000                $17,699                               $16,223
Aug-2000                $18,010                               $16,459
Sep-2000                $17,952                               $16,562
Oct-2000                $17,894                               $16,672
Nov-2000                $18,107                               $16,944
Dec-2000                $18,379                               $17,259
Jan-2001                $18,729                               $17,542
Feb-2001                $18,963                               $17,694
Mar-2001                $19,061                               $17,783
Apr-2001                $19,003                               $17,708
May-2001                $19,122                               $17,814
Jun-2001                $19,061                               $17,882
Jul-2001                $19,489                               $18,283
Aug-2001                $19,692                               $18,493
Sep-2001                $19,591                               $18,709
Oct-2001                $20,019                               $19,100
Nov-2001                $19,835                               $18,837
Dec-2001                $19,631                               $18,716
Jan-2002                $19,733                               $18,868
Feb-2002                $19,811                               $19,051
Mar-2002                $19,691                               $18,735
Apr-2002                $20,037                               $19,098
May-2002                $20,177                               $19,260
Jun-2002                $20,088                               $19,427
Jul-2002                $20,160                               $19,661
Aug-2002                $20,427                               $19,993
Sep-2002                $20,542                               $20,317
Oct-2002                $20,265                               $20,224
Nov-2002                $20,453                               $20,219
Dec-2002                $20,756                               $20,637

                               QUALITY BREAKDOWN

                                                             (% OF PORTFOLIO)
                                                           --------------------
      AAA                                                           47%
      AA                                                             6%
      A                                                             11%
      BBB                                                           25%
      BB                                                             7%
      B                                                              3%
      CCC                                                            1%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     U.S. Treasuries & Agency Notes  33.4%
         Mortgage-Backed Securities  22.1%
            Corporate Bonds & Notes  42.3%
                 Short-Term & Other   2.2%

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   S&P 500 INDEX PORTFOLIO
--------------------------------------------------------------------------------

OBJECTIVE - Seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the Standard & Poor's 500 Composite Stock Index.

STRATEGY - The Summit Pinnacle S&P 500 Index Portfolio will remain fully invested in stocks included in the S&P 500 Index and in futures contracts on the Index. The cash position will be held in highly liquid money market instruments to meet redemptions and to provide cash for future stock purchases.

MANAGER'S COMMENTS:

The objective of the Summit Pinnacle S&P 500 Index Portfolio (the "Portfolio") is to replicate the performance of the Index, minimizing the difference between the return of the Portfolio and the return of the S&P 500 Index (the "Index") before fees and expenses. The Portfolio declined 22.55%, (before contact fees and expenses) for the year ended December 31, 2002. The underlying index, by comparison, fell 22.10%.

The Index's performance marked the worst year since the 1974 loss of 29.72%. Surprisingly, this large cap index managed to outperform mid and small cap indices during the last half of 2002, gaining 8.26% in the fourth quarter alone. Comparatively, the S&P MidCap 400 and Russell 2000 Indices returned 5.73% and 5.93%, respectfully.

                                   FUND DATA

      Manager:                                             Team Managed
      Inception Date:                                      December 29, 1995
      Total Net Assets:                                    $64.34 Million
      Number of Equity Holdings:                           500
      Median Cap Size:                                     $78.00 Billion
      Average Price-to-earnings Ratio:                     25.53x
      Average Price-to-book Ratio:                         2.67x
      Dividend Yield:                                      1.76%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
Summit S&P 500 Index Portfolio - Average Annual Total Return

1-YEAR   5-YEAR  SINCE INCEPTION
-22.55%  -0.95%            6.56%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Separate account expenses are not included.

          SUMMIT S&P 500
          INDEX PORTFOLIO  S&P 500 INDEX
Dec-1995          $10,000        $10,000
Jan-1996          $10,400        $10,340
Feb-1996          $10,490        $10,436
Mar-1996          $10,600        $10,537
Apr-1996          $10,740        $10,692
May-1996          $11,021        $10,968
Jun-1996          $11,072        $11,010
Jul-1996          $10,598        $10,523
Aug-1996          $10,820        $10,745
Sep-1996          $11,405        $11,350
Oct-1996          $11,739        $11,663
Nov-1996          $12,600        $12,545
Dec-1996          $12,337        $12,296
Jan-1997          $13,110        $13,065
Feb-1997          $13,221        $13,167
Mar-1997          $12,669        $12,626
Apr-1997          $13,421        $13,379
May-1997          $14,224        $14,195
Jun-1997          $14,852        $14,830
Jul-1997          $16,040        $16,009
Aug-1997          $15,110        $15,113
Sep-1997          $15,947        $15,941
Oct-1997          $15,419        $15,408
Nov-1997          $16,124        $16,121
Dec-1997          $16,373        $16,398
Jan-1998          $16,570        $16,579
Feb-1998          $17,756        $17,774
Mar-1998          $18,662        $18,684
Apr-1998          $18,855        $18,872
May-1998          $18,523        $18,548
Jun-1998          $19,274        $19,300
Jul-1998          $19,081        $19,095
Aug-1998          $16,322        $16,337
Sep-1998          $17,361        $17,384
Oct-1998          $18,773        $18,797
Nov-1998          $19,916        $19,936
Dec-1998          $21,050        $21,084
Jan-1999          $21,914        $21,965
Feb-1999          $21,233        $21,283
Mar-1999          $22,065        $22,134
Apr-1999          $22,905        $22,991
May-1999          $22,349        $22,449
Jun-1999          $23,582        $23,695
Jul-1999          $22,850        $22,955
Aug-1999          $22,740        $22,843
Sep-1999          $22,117        $22,217
Oct-1999          $23,517        $23,623
Nov-1999          $23,975        $24,103
Dec-1999          $25,369        $25,523
Jan-2000          $24,074        $24,241
Feb-2000          $23,616        $23,782
Mar-2000          $25,920        $26,108
Apr-2000          $25,145        $25,323
May-2000          $24,624        $24,803
Jun-2000          $25,227        $25,415
Jul-2000          $24,825        $25,017
Aug-2000          $26,356        $26,571
Sep-2000          $24,959        $25,168
Oct-2000          $24,858        $25,062
Nov-2000          $22,892        $23,086
Dec-2000          $23,004        $23,199
Jan-2001          $23,808        $24,023
Feb-2001          $21,623        $21,834
Mar-2001          $20,250        $20,452
Apr-2001          $21,823        $22,039
May-2001          $21,955        $22,187
Jun-2001          $21,407        $21,648
Jul-2001          $21,194        $21,435
Aug-2001          $19,858        $20,096
Sep-2001          $18,242        $18,474
Oct-2001          $18,576        $18,827
Nov-2001          $19,993        $20,271
Dec-2001          $20,154        $20,449
Jan-2002          $19,846        $20,151
Feb-2002          $19,462        $19,762
Mar-2002          $20,181        $20,505
Apr-2002          $18,950        $19,262
May-2002          $18,801        $19,122
Jun-2002          $17,452        $17,760
Jul-2002          $16,083        $16,377
Aug-2002          $16,183        $16,483
Sep-2002          $14,420        $14,693
Oct-2002          $15,681        $15,985
Nov-2002          $16,593        $16,924
Dec-2002          $15,610        $15,931

                                TOP 10 HOLDINGS

                                                            (% OF NET ASSETS)
                                                           --------------------
      Microsoft Corporation                                        3.31%
      General Electric                                             2.87%
      Exxon Mobil Corp.                                            2.80%
      Wal-Mart Stores                                              2.63%
      Pfizer, Inc.                                                 2.24%
      Citigroup Inc.                                               2.12%
      Johnson & Johnson                                            1.88%
      American International Group                                 1.80%
      International Business Machines                              1.55%
      Merck & Co                                                   1.53%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           Consumer Discretionary  12.7%
                 Consumer Staples   9.2%
                           Energy   5.8%
                       Financials  19.6%
                      Health Care  14.5%
                      Industrials  11.1%
           Information Technology  13.8%
                        Materials   2.8%
       Telecommunication Services   4.0%
                        Utilities   2.7%
     Short-Term, Futures, & Other   3.8%

    "Standard & Poor's", "S&P", "S&P 500", "Standard & Poor's 500", "500", "S&P MidCap 400 Index", and "Standard & Poor's MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Summit Mutual Funds, Inc. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                               S&P MIDCAP 400 INDEX PORTFOLIO
--------------------------------------------------------------------------------

OBJECTIVE - Seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the Standard & Poor's MidCap 400 Composite Stock Index (the "Index").

STRATEGY - The Summit Pinnacle S&P MidCap 400 Index Portfolio will remain fully invested in stocks included in the S&P 400 Index and in futures contracts on the Index. The cash position will be held in highly liquid money market instruments to meet redemptions and to provide cash for future stock purchases.

MANAGER'S COMMENTS:

The objective of the Summit Pinnacle MidCap 400 Index Portfolio (the "Portfolio") is to replicate the performance of the S&P MidCap 400 Index (the "Index"), minimizing the difference between the return of the Portfolio and that of the Index before fees and expenses. Index members represent a diverse group of "medium-sized" companies with a median market capitalization of approximately $1.5 billion.

For the year ended December 31, 2002, the Portfolio declined 15.15%, (before contract fees and expenses) versus an Index decline of 14.51%. The MidCap 400 Index outperformed the S&P 500 and Nasdaq-100 Indices for a second consecutive year. For the two year period, the Index returned -15.02% versus the S&P 500 Index which returned -31.34% and the Nasdaq-100 Index which returned -57.91%.

                                   FUND DATA

      Manager:                                             Team Managed
      Inception Date:                                      May 3, 1999
      Total Net Assets:                                    $23.18 Million
      Number of Equity Holdings:                           400
      Median Cap Size:                                     $1.53 Billion
      Average Price-to-earnings Ratio:                     22.3x
      Average Price-to-book Ratio:                         2.00x
      Dividend Yield:                                      1.17%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
Summit S&P MidCap 400 Index Portfolio - Average Annual Total Return

1-YEAR   3-YEAR  SINCE INCEPTION
-15.15%  -0.95%            2.12%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Separate account expenses are not included.

           SUMMIT S&P MIDCAP
          400 INDEX PORTFOLIO  S&P MIDCAP 400 INDEX
Apr-1999              $10,000               $10,000
May-1999               $9,930               $10,043
Jun-1999              $10,430               $10,580
Jul-1999              $10,180               $10,354
Aug-1999               $9,830                $9,999
Sep-1999               $9,500                $9,691
Oct-1999               $9,960               $10,184
Nov-1999              $10,480               $10,719
Dec-1999              $11,114               $11,355
Jan-2000              $10,782               $11,036
Feb-2000              $11,556               $11,808
Mar-2000              $12,513               $12,796
Apr-2000              $11,992               $12,349
May-2000              $11,851               $12,196
Jun-2000              $12,003               $12,375
Jul-2000              $12,187               $12,570
Aug-2000              $13,551               $13,974
Sep-2000              $13,443               $13,878
Oct-2000              $12,966               $13,408
Nov-2000              $12,003               $12,396
Dec-2000              $12,891               $13,343
Jan-2001              $13,172               $13,641
Feb-2001              $12,405               $12,863
Mar-2001              $11,480               $11,908
Apr-2001              $12,731               $13,221
May-2001              $13,029               $13,529
Jun-2001              $12,961               $13,475
Jul-2001              $12,756               $13,274
Aug-2001              $12,334               $12,840
Sep-2001              $10,807               $11,243
Oct-2001              $11,271               $11,741
Nov-2001              $12,102               $12,614
Dec-2001              $12,729               $13,265
Jan-2002              $12,661               $13,198
Feb-2002              $12,666               $13,213
Mar-2002              $13,561               $14,158
Apr-2002              $13,487               $14,092
May-2002              $13,254               $13,854
Jun-2002              $12,270               $12,839
Jul-2002              $11,067               $11,595
Aug-2002              $11,116               $11,653
Sep-2002              $10,215               $10,715
Oct-2002              $10,658               $11,179
Nov-2002              $11,271               $11,825
Dec-2002              $10,801               $11,339

                                TOP 10 HOLDINGS

                                                            (% OF NET ASSETS)
                                                           --------------------
      S&P MidCap 400 Depositary Receipts                           3.34%
      M&T Bank Corp.                                               0.94%
      Washington Post                                              0.89%
      Affiliated Computer                                          0.89%
      Gilead Sciences, Inc.                                        0.85%
      Symantec Corporation                                         0.74%
      Weatherford International Ltd.                               0.66%
      IDEC Pharmaceuticals Corporation                             0.65%
      National Commerce Financial                                  0.63%
      Microchip Technology Incorporated                            0.62%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           Consumer Discretionary  15.1%
                 Consumer Staples   5.1%
                           Energy   6.7%
                       Financials  17.1%
                      Health Care  10.9%
                      Industrials  11.8%
           Information Technology  11.3%
                        Materials   4.5%
     Short-Term, Futures, & Other  10.2%
       Telecommunication Services   0.5%
                        Utilities   6.8%

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   BALANCED INDEX PORTFOLIO
--------------------------------------------------------------------------------

OBJECTIVE - Seeks investment results, with respect to 60% of its assets, that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index and, with respect to 40% of its assets, that correspond to the total return performance of investment grade bonds, as represented by the Lehman Brothers Aggregate Bond Index.

STRATEGY - The Summit Pinnacle Balanced Index Portfolio will invest approximately 60% of its nets assets in a portfolio of stocks included in the S&P 500 Index and in futures of the Index, and approximately 40% of its net assets in a portfolio of investment grade bonds designed to track the Lehman Brothers Aggregate Bond Index.

MANAGER'S COMMENTS:

The objective of the Summit Pinnacle Balanced Index Portfolio (the "Portfolio") is to produce investment results, with respect to 60% of its assets that correspond to the total return performance of the S&P 500 Index, and, with respect to 40% of its assets, investment results that correspond to the total return performance of the Lehman Brothers Aggregate Bond Index. On a total return basis, the Portfolio declined 11.27% for the year ended December 31, 2002, versus the theoretical index return of -9.62%. The Lehman Aggregate Bond Index returned a solid 10.25% for the year but was largely overshadowed by the weak performance of the S&P 500 Index (-22.10%) given the two benchmarks' respective weightings.

                                   FUND DATA

      Manager:                                             Team Managed
      Inception Date:                                      May 3, 1999
      Total Net Assets:                                    $10.64 Million
      Number of Equity Holdings:                           500
      Median Cap Size:                                     $6.94 Billion
      Average Price-to-earnings Ratio:                     22.6x
      Average Price-to-book Ratio:                         2.70x
      Dividend Yield:                                      1.76%
      Number of Fixed Income Holdings:                     20
      Average Duration:                                    4.13 years
      Average Maturity                                     13.5 years
      Average Credit Quality                               AAA
      Current Yield                                        3.62%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
Summit Balanced Index Portfolio - Average Annual Total Return

1-YEAR   3-YEAR  SINCE INCEPTION
-11.27%  -5.74%           -3.37%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Separate account expenses are not included.

          SUMMIT BALANCED                 LEHMAN BROTHERS AGGREGATE
          INDEX PORTFOLIO  S&P 500 INDEX         BOND INDEX
Apr-1999          $10,000        $10,000                    $10,000
May-1999           $9,740         $9,764                     $9,912
Jun-1999          $10,050        $10,306                     $9,880
Jul-1999           $9,840         $9,985                     $9,839
Aug-1999           $9,810         $9,936                     $9,834
Sep-1999           $9,690         $9,663                     $9,948
Oct-1999          $10,076        $10,275                     $9,985
Nov-1999          $10,197        $10,484                     $9,984
Dec-1999          $10,531        $11,101                     $9,936
Jan-2000          $10,187        $10,544                     $9,903
Feb-2000          $10,108        $10,344                    $10,023
Mar-2000          $10,743        $11,356                    $10,155
Apr-2000          $10,559        $11,014                    $10,126
May-2000          $10,418        $10,788                    $10,121
Jun-2000          $10,678        $11,054                    $10,332
Jul-2000          $10,613        $10,881                    $10,426
Aug-2000          $11,067        $11,557                    $10,577
Sep-2000          $10,743        $10,947                    $10,643
Oct-2000          $10,743        $10,901                    $10,714
Nov-2000          $10,299        $10,041                    $10,889
Dec-2000          $10,397        $10,090                    $11,091
Jan-2001          $10,678        $10,449                    $11,273
Feb-2001          $10,112         $9,497                    $11,371
Mar-2001           $9,742         $8,896                    $11,428
Apr-2001          $10,168         $9,586                    $11,380
May-2001          $10,234         $9,650                    $11,448
Jun-2001          $10,088         $9,416                    $11,492
Jul-2001          $10,133         $9,323                    $11,749
Aug-2001           $9,793         $8,741                    $11,884
Sep-2001           $9,363         $8,035                    $12,023
Oct-2001           $9,544         $8,189                    $12,274
Nov-2001           $9,907         $8,817                    $12,105
Dec-2001           $9,941         $8,894                    $12,028
Jan-2002           $9,884         $8,765                    $12,125
Feb-2002           $9,807         $8,595                    $12,243
Mar-2002           $9,939         $8,919                    $12,039
Apr-2002           $9,599         $8,378                    $12,273
May-2002           $9,581         $8,317                    $12,377
Jun-2002           $9,141         $7,725                    $12,484
Jul-2002           $8,763         $7,123                    $12,635
Aug-2002           $8,854         $7,169                    $12,848
Sep-2002           $8,319         $6,391                    $13,056
Oct-2002           $8,723         $6,953                    $12,997
Nov-2002           $9,060         $7,361                    $12,993
Dec-2002           $8,820         $6,929                    $13,262

                             TOP 10 EQUITY HOLDINGS

                                                            (% OF NET ASSETS)
                                                           --------------------
      S&P 500 Depositary Receipts                                  2.45%
      Microsoft Corporation                                        1.75%
      General Electric                                             1.55%
      Exxon Mobil Corp.                                            1.52%
      Wal-Mart Stores                                              1.42%
      Pfizer, Inc.                                                 1.22%
      Citigroup Inc.                                               1.15%
      Johnson & Johnson                                            1.02%
      American International Group                                 0.97%
      International Business Machines                              0.85%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. Stocks                   51.1%
Treasuries & Agency Notes     16.0%
Mortgage-Backed Securities    10.7%
Corporate Bonds               13.1%
Short-Term, Futures, & Other   9.1%

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                   NASDAQ-100 INDEX PORTFOLIO
--------------------------------------------------------------------------------

OBJECTIVE - Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq-100 Index (the "Index").

STRATEGY - The Summit Pinnacle Nasdaq-100 Index Portfolio will remain fully invested in stocks included in the Nasdaq-100 Index and in futures contracts on the Index. The cash position will be held in highly liquid money market instruments to meet redemptions and to provide cash for future stock purchases.

MANAGER'S COMMENTS:

The objective of the Summit Pinnacle Nasdaq-100 Index Portfolio (the "Portfolio") is to replicate the performance of the NASDAQ 100 Index (the "Index"), minimizing the difference between the return of the Portfolio and that of the Index before fees and expenses. For the year ended December 31, 2002, the Portfolio declined 37.49%, (before contract fees and expenses) Comparatively, the Index declined 37.53%.

The fourth quarter of 2002 marked a significant turnaround for large cap technology names, which comprise the majority of the Index. The Index outperformed the more diverse large-cap, mid-cap, and small-cap indices during the final six months of 2002, helped by a significant fourth quarter rebound of 18.64%. The surge in the fourth quarter was not sufficient, however, to pull the Index into the black and avoid its third consecutive annual decline.

                                   FUND DATA

      Manager:                                             Team Managed
      Inception Date:                                      April 27, 2000
      Total Net Assets:                                    $9.58 Million
      Number of Equity Holdings:                           100
      Median Cap Size:                                     $4.43 Billion
      Average Price-to-earnings Ratio:                     33.03x
      Average Price-to-book Ratio:                         3.67x
      Dividend Yield:                                      0.11%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
Summit Nasdaq-100 Index Portfolio - Total Return

1-YEAR   SINCE INCEPTION
-37.49%          -37.92%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Separate account expenses are not included.

          SUMMIT NASDAQ-100
           INDEX PORTFOLIO   NASDAQ-100 INDEX
Mar-2000            $10,000           $10,000
Apr-2000            $10,760           $10,763
May-2000             $9,470            $9,482
Jun-2000            $10,730           $10,737
Jul-2000            $10,300           $10,296
Aug-2000            $11,630           $11,633
Sep-2000            $10,170           $10,187
Oct-2000             $9,360            $9,365
Nov-2000             $7,150            $7,152
Dec-2000             $6,670            $6,681
Jan-2001             $7,380            $7,399
Feb-2001             $5,420            $5,446
Mar-2001             $4,470            $4,490
Apr-2001             $5,270            $5,295
May-2001             $5,110            $5,137
Jun-2001             $5,190            $5,224
Jul-2001             $4,770            $4,806
Aug-2001             $4,160            $4,195
Sep-2001             $3,310            $3,335
Oct-2001             $3,860            $3,896
Nov-2001             $4,520            $4,557
Dec-2001             $4,460            $4,503
Jan-2002             $4,380            $4,426
Feb-2002             $3,836            $3,881
Mar-2002             $4,096            $4,149
Apr-2002             $3,600            $3,647
May-2002             $3,406            $3,451
Jun-2002             $2,958            $3,003
Jul-2002             $2,718            $2,748
Aug-2002             $2,662            $2,692
Sep-2002             $2,350            $2,378
Oct-2002             $2,794            $2,827
Nov-2002             $3,162            $3,189
Dec-2002             $2,788            $2,813

                                TOP 10 HOLDINGS

                                                            (% OF NET ASSETS)
                                                           --------------------
      Microsoft Corporation                                        11.04%
      Intel Corporation                                             4.19%
      QUALCOMM Incorporated                                         4.00%
      Cisco Systems, Inc.                                           3.93%
      Amgen Inc.                                                    3.38%
      Dell Computer Corporation                                     2.96%
      Oracle Corporation                                            2.79%
      Comcast Corporation                                           2.60%
      NASDAQ-100 Shares                                             2.43%
      EBay Inc.                                                     1.82%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Basic Industries               0.8%
Capital Goods                  2.4%
Consumer Non-Durables          1.1%
Consumer Durables              0.3%
Consumer Services             15.0%
Health Care                   13.3%
Public Utilities               1.6%
Technology                    52.2%
Energy                         0.3%
Transportation                 1.0%
Short-Term, Futures, & Other  12.0%

    "Nasdaq" and related marks are trademarks or service marks of The Nasdaq Stock Market, Inc. and have been licensed for use for certain purposes by Summit Mutual Funds, Inc. and the Nasdaq-100 Index Portfolio. Nasdaq makes no warranty, express or implied, and bears no liability with respect to Summit Mutual Funds, its use, or any data included therein.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

OBJECTIVE - Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index (the "Index").

STRATEGY - The Summit Pinnacle Russell 2000 Small Cap Index Portfolio will remain fully invested in stocks included in the Index and in futures contracts on the Index. The cash position will be held in highly liquid market instruments to meet redemptions and to provide cash for future stock purchases.

MANAGER'S COMMENTS:

The objective of the Summit Pinnacle Russell 2000 Small Cap Index Portfolio (the "Portfolio") is to replicate the performance of the Russell 2000 Index-Registered Trademark- (the "Index"), minimizing the difference between the return of the Portfolio and that of the Index before fees and expenses. The Russell 2000 Index-Registered Trademark- is a popular proxy for the small cap sector of the equity markets, with a median market capitalization of approximately $400 million.

For the year ended December 31, 2002, the Portfolio returned -21.05%, (before contract fees and expenses) versus the Index return of -20.48%. The small-cap technology sector was one of the Index's worst performing sectors, down 46.6% for the year, despite the fact it led all other sectors in the fourth quarter with a 26.8% gain.

                                   FUND DATA

      Manager:                                             Team Managed
      Inception Date:                                      April 27, 2000
      Total Net Assets:                                    $13.86 Million
      Number of Equity Holdings:                           1,976
      Median Capitalization Size:                          $311 Million
      Average Price-to-earnings Ratio:                     19.2x
      Average Price-to-book Ratio:                         1.71x
      Dividend Yield:                                      1.41%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
Summit Russell 2000 Small Cap Index Portfolio - Total Return

1-YEAR   SINCE INCEPTION
-21.05%           -7.79%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Separate account expenses are not included.

          SUMMIT RUSSELL 2000
            INDEX PORTFOLIO    RUSSELL 2000 INDEX
Mar-2000              $10,000             $10,000
Apr-2000              $10,440             $10,456
May-2000               $9,850              $9,846
Jun-2000              $10,650             $10,707
Jul-2000              $10,330             $10,372
Aug-2000              $11,101             $11,158
Sep-2000              $10,770             $10,828
Oct-2000              $10,299             $10,345
Nov-2000               $9,265              $9,283
Dec-2000              $10,039             $10,086
Jan-2001              $10,562             $10,610
Feb-2001               $9,886              $9,915
Mar-2001               $9,412              $9,430
Apr-2001              $10,128             $10,168
May-2001              $10,369             $10,418
Jun-2001              $10,718             $10,777
Jul-2001              $10,105             $10,194
Aug-2001               $9,767              $9,865
Sep-2001               $8,437              $8,537
Oct-2001               $8,933              $9,036
Nov-2001               $9,610              $9,736
Dec-2001              $10,193             $10,337
Jan-2002              $10,087             $10,229
Feb-2002               $9,812              $9,949
Mar-2002              $10,590             $10,748
Apr-2002              $10,689             $10,846
May-2002              $10,209             $10,364
Jun-2002               $9,697              $9,850
Jul-2002               $8,218              $8,363
Aug-2002               $8,188              $8,342
Sep-2002               $7,597              $7,743
Oct-2002               $7,826              $7,991
Nov-2002               $8,523              $8,704
Dec-2002               $8,047              $8,219

                                TOP 10 HOLDINGS

                                                            (% OF NET ASSETS)
                                                           --------------------
      iShares Russell 2000 Index Fund                              3.75%
      Scios Inc.                                                   0.23%
      J.M. Smucker Co.                                             0.21%
      Covance Inc.                                                 0.18%
      Corinthian Colleges Inc.                                     0.17%
      Chesapeake Energy Corp.                                      0.17%
      Overture Services Inc.                                       0.17%
      Crown Cork & Seal Co. Inc.                                   0.17%
      AGL Resources Inc.                                           0.16%
      Neurocrine Biosciences Inc.                                  0.15%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Basic Materials                2.9%
Communications                 6.6%
Consumer Cyclical             10.4%
Consumer Non-Cyclical         16.9%
Energy                         3.5%
Financial                     18.3%
Industrial                    11.5%
Technology                     8.6%
Utilities                      3.1%
Short-Term, Futures, & Other  18.2%

    The Russell 2000 Index is a trademark/service mark of the Frank Russell Company. Russell is a trademark of the Frank Russell Company. Summit Mutual Funds and the Russell 2000 Small Cap Index Portfolio are not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell is not responsible for and has not reviewed the Prospectus, and Frank Russell makes no representation or warranty, express or implied, as to its accuracy, or completeness, or otherwise.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                           EAFE INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

OBJECTIVE - Seeks investment results that correspond to the total return performance of common stocks as represented by the Morgan Stanley Capital International ("MSCI") EAFE Index (the "Index"). The EAFE Index emphasizes the stock of companies in major markets in Europe, Australasia, and the Far East.

STRATEGY - The Summit Pinnacle EAFE International Index Portfolio (the "Portfolio") will invest primarily in common stocks of the companies that comprise the EAFE Index.

MANAGER'S COMMENTS:

The Summit Pinnacle EAFE International Index Portfolio's (the "Portfolio") return for the month of December of 2002 (the first full month since inception in mid-November) was a 4.63% decline (before contract fees and expenses). The return of the MSCI EAFE Index, for comparison, for the same time period was a 3.40% decline.

The continued negative performance represents investor decisions that growth in the developed international environment was subdued by low corporate capital goods demand, security overvaluations and high energy costs. Towards the end of the fall, those reduced levels of corporate performance were turning around and has set the stage for a worldwide recovery once international tensions are reduced. In addition in the US, weak economic growth and poor relative interest rates subdued the U.S. Dollar currency performance that helped international equity performance in the fourth quarter of 2002.

Almost every country in the Index in the 4Q had positive performance. Portugal and Spain were the best performing in the fourth quarter with a 25.9% gain and 20.2% gain, respectively, based in US Dollars. The top two largest country weightings, United Kingdom and Japan, were up 8.1% and down 5.7%, respectively. The worst country performers for the last quarter were Japan, down 5.7%, and Greece, down 1.8%.

                                   FUND DATA

      Manager:  Subadvised by World Asset Management, L.L.C
               A division of Munder Capital Management
      Inception Date:                                      November 12, 2002
      Total Net Assets:                                    $22.23 Million
      Number of Holdings:                                  535
      Median Cap Size:                                     $2.4 Billion
      Average Price-to-earnings Ratio:                     24.2x
      Average Price-to-book Ratio:                         1.60x
      Dividend Yield:                                      2.67%

                                TOP 10 HOLDINGS

                                                            (% OF NET ASSETS)
                                                           --------------------
      iShares MSCI Eafe Index Fund                                 4.50%
      BP Amoco Plc                                                 2.90%
      Vodafone Group Plc                                           2.33%
      GlaxoSmithKline Plc                                          2.18%
      HSBC Holdings Plc                                            1.96%
      Novartis                                                     1.88%
      Royal Dutch Petroleum Company                                1.75%
      Total FinaElf SA                                             1.72%
      Nestle SA                                                    1.60%
      Nokia Oyj                                                    1.42%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Australia            4.3%
Hong Kong            1.5%
Finland              1.9%
France               8.5%
Germany              5.4%
Italy                3.9%
Japan               20.0%
Netherlands          5.6%
Sweden               1.9%
United Kingdon      27.9%
Switzerland          7.6%
Spain                3.4%
Short-Term & Other   8.1%

    The EAFE International Index Portfolio is not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI. Neither MSCI nor any other party makes any representation or warranty, express or implied to Summit Mutual Funds, Inc. or any member to the public regarding the advisability of investing in funds generally or in this fund particularly or the ability of the EAFE index to track general stock market performance.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

DECEMBER 31, 2002

                                                                                S&P 500      S&P MIDCAP
                                                  ZENITH          BOND           INDEX        400 INDEX
                                                 PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                               -------------  -------------  -------------  -------------
ASSETS
  Investments in securities, at value
    (cost $45,131,431; $34,547,694;
    $55,366,640; $25,685,845)                  $ 38,332,229   $ 35,032,762   $ 64,470,149   $ 23,039,122
  Cash                                                2,039        118,447         19,521          7,400
  Receivables:
    Shares sold                                           2             --             --         13,063
    Securities sold                                 218,009             --          9,286        140,234
    Interest and dividends                          103,111        520,299        102,490         19,258
  Variation margin                                       --             --          3,150          9,435
  Receivable from Adviser                                --             --             --          1,850
  Prepaid expenses and other                          3,486          1,541          4,924          1,703
                                               ------------   ------------   ------------   ------------
                                                 38,658,876     35,673,049     64,609,520     23,232,065
                                               ------------   ------------   ------------   ------------
LIABILITIES
  Payables:
    Investment securities purchased                 375,752             --        168,626             --
    Shares redeemed                                  13,464         65,928         10,945         10,639
    Investment advisory fees                         21,413         14,094         16,731             --
    Administration expenses                           3,346             --          5,577             --
    Custodian and fund accounting fees               10,273         11,582         25,949         21,593
    Professional fees                                12,343         11,639         18,910         12,380
    Variation margin                                     --             --             --             --
    Deferred Director's compensation                     --        148,198             --             --
    Directors fees                                    1,715          1,549          4,857          1,059
    Other accrued expenses                            2,694          4,622         19,745          6,186
                                               ------------   ------------   ------------   ------------
                                                    441,000        257,612        271,340         51,857
                                               ------------   ------------   ------------   ------------
NET ASSETS
  Paid-in capital                                47,353,383     41,053,459     57,975,126     27,645,639
  Undistributed net investment income                    --        297,898        544,576         84,660
  Accumulated net realized gain / (loss) on
    investments and futures contracts            (2,336,305)    (6,420,988)    (3,223,719)    (1,879,568)
  Net unrealized appreciation /
    (depreciation) on investments, futures
    contracts, and foreign currency
    translations                                 (6,799,202)       485,068      9,042,197     (2,670,523)
                                               ------------   ------------   ------------   ------------
                                               $ 38,217,876   $ 35,415,437   $ 64,338,180   $ 23,180,208
                                               ============   ============   ============   ============
Shares authorized ($.10) par value               40,000,000     30,000,000     30,000,000     20,000,000

Shares outstanding                                  640,513        738,853      1,112,727        589,968

Net asset value, offering and redemption
  price per share                                    $59.67         $47.93         $57.82         $39.29

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                         STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

DECEMBER 31, 2002

                                                 BALANCED      NASDAQ-100     RUSSELL 2000         EAFE
                                                   INDEX          INDEX      SMALL CAP INDEX   INTERNATIONAL
                                                 PORTFOLIO      PORTFOLIO       PORTFOLIO     INDEX PORTFOLIO
                                               -------------  -------------  ---------------  ---------------
ASSETS
  Investments in securities, at value
     (cost $12,574,513; $16,464,998;
     $16,698,245; $22,016,489)                 $ 10,642,569   $  9,315,753     $ 13,407,801     $ 22,050,630
  Cash                                               52,341        291,812          321,209        1,344,759
  Receivables:
    Shares sold                                           8          3,463            2,634          650,341
    Securities sold                                     785         14,835          139,610               --
    Interest and dividends                           69,159          1,683           17,553           84,335
  Variation margin                                    1,050             --            1,040               --
  Receivable from Adviser                            11,648          8,636           37,233           26,325
  Prepaid expenses and other                            668            940            1,452               --
                                               ------------   ------------     ------------     ------------
                                                 10,778,228      9,637,122       13,928,532       24,156,390
                                               ------------   ------------     ------------     ------------
LIABILITIES
  Payables:
    Investment securities purchased                 101,029         14,212               --        1,871,223
    Shares redeemed                                   8,700          8,439            5,186               --
    Investment advisory fees                             --             --               --               --
    Administration expenses                              --             --               --               --
    Custodian and fund accounting fees               13,851         10,564           41,262           34,570
    Professional fees                                13,204         11,924           13,483            7,975
    Variation margin                                     --          5,640               --               --
    Deferred director's compensation                     --             --               --               --
    Directors fees                                      583            566              877            1,678
    Other accrued expenses                            2,467          2,914            5,061            7,392
                                               ------------   ------------     ------------     ------------
                                                    139,834         54,259           65,869        1,922,838
                                               ------------   ------------     ------------     ------------
NET ASSETS
  Paid-in capital                                13,160,094     23,643,380       18,165,013       21,798,916
  Undistributed net investment income                47,456             --          101,642           87,181
  Accumulated net realized gain / (loss) on
     investments and futures contracts             (616,774)    (6,864,002)      (1,072,233)         313,314
  Net unrealized appreciation /
     (depreciation) on investments, futures
     contracts, and foreign currency
     translations                                (1,952,382)    (7,196,515)      (3,331,759)          34,141
                                               ------------   ------------     ------------     ------------
                                               $ 10,638,394   $  9,582,863     $ 13,862,663     $ 22,233,552
                                               ============   ============     ============     ============
Shares authorized ($.10) par value               20,000,000     20,000,000       20,000,000       20,000,000

Shares outstanding                                  283,719        687,396          369,513          448,355

Net asset value, offering and redemption
   price per share                                   $37.50         $13.94           $37.52           $49.59

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                             S&P
                                                             S&P 500       MIDCAP
                                   ZENITH        BOND         INDEX       400 INDEX
                                 PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO
                                ------------  -----------  ------------  -----------
INVESTMENT INCOME
  Interest                      $     30,081  $ 2,121,177  $     32,433  $    23,821
  Dividends (net of foreign
    withholding taxes
    of $0; $0; $3,165; $0)         1,130,781           --     1,206,680      242,269
  Other income                         1,283        2,127         6,502          617
                                ------------  -----------  ------------  -----------
                                   1,162,145    2,123,304     1,245,615      266,707
                                ------------  -----------  ------------  -----------
EXPENSES
  Investment advisory fees           304,321      150,707       232,632       70,777
  Administration expenses             47,550       26,959        77,544       23,593
  Custodian fees and expenses         14,963       11,882        46,149       26,686
  Fund accounting fees                31,158       45,038        35,326       37,230
  Professional fees                   13,806       12,846        21,522       13,623
  Directors' fees                      9,191        6,754        16,826        4,715
  Transfer agent fees                  6,993        7,111         6,942        3,982
  Other                               13,345       10,547        39,118       10,424
                                ------------  -----------  ------------  -----------
                                     441,327      271,844       476,059      191,030
  Expense reimbursement and
    waivers                               --      (26,959)      (33,979)     (49,462)
                                ------------  -----------  ------------  -----------
                                     441,327      244,885       442,080      141,568
                                ------------  -----------  ------------  -----------
NET INVESTMENT INCOME / (LOSS)       720,818    1,878,419       803,535      125,139
                                ------------  -----------  ------------  -----------

REALIZED AND UNREALIZED GAIN /
  (LOSS)
  Net realized gain / (loss)
    on investments and options      (818,365)  (1,174,217)   (2,388,983)    (879,043)
  Net realized gain / (loss)
    on futures contracts                  --           --      (464,298)    (106,762)
                                ------------  -----------  ------------  -----------
                                    (818,365)  (1,174,217)   (2,853,281)    (985,805)

  Net change in unrealized
    appreciation /
    (depreciation) on
    investments, futures
    contracts, and foreign
    currency translations        (12,680,045)   1,087,609   (18,572,961)  (3,831,104)
                                ------------  -----------  ------------  -----------

NET REALIZED AND UNREALIZED
  GAIN / (LOSS)                  (13,498,410)     (86,608)  (21,426,242)  (4,816,909)
                                ------------  -----------  ------------  -----------

NET INCREASE / (DECREASE) IN
  NET ASSETS FROM OPERATIONS    $(12,777,592) $ 1,791,811  $(20,622,707) $(4,691,770)
                                ============  ===========  ============  ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                     STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                           RUSSELL 2000        EAFE
                                 BALANCED    NASDAQ-100      SMALL CAP     INTERNATIONAL
                                   INDEX        INDEX          INDEX           INDEX
                                 PORTFOLIO    PORTFOLIO      PORTFOLIO       PORTFOLIO
                                -----------  -----------  ---------------  -------------
INVESTMENT INCOME
  Interest                      $   289,287  $   13,896     $    32,678       $     --
  Dividends (net of foreign
     withholding taxes
     of $257; $18; $2; $6,056)      104,274       8,825         197,538        110,673
  Other income                          590       1,739           1,223          1,807
                                -----------  -----------    -----------       --------
                                    394,151      24,460         231,439        112,480
                                -----------  -----------    -----------       --------
EXPENSES
  Investment advisory fees           35,015      38,925          57,861         21,796
  Administration expenses            11,672      11,121          16,532          3,892
  Custodian fees and expenses        11,120      11,320          46,762         24,500
  Fund accounting fees               39,420      31,938          68,370         10,070
  Professional fees                  13,554      12,064          14,114          7,975
  Directors' fees                     2,290       2,366           3,279          1,678
  Transfer agent fees                 2,966       7,183           2,960          1,348
  Other                              11,767       8,313          10,643          6,055
                                -----------  -----------    -----------       --------
                                    127,804     123,230         220,521         77,314
  Expense reimbursements and
     waivers                        (58,023)    (51,168)        (95,987)       (52,015)
                                -----------  -----------    -----------       --------
                                     69,781      72,062         124,534         25,299
                                -----------  -----------    -----------       --------
NET INVESTMENT INCOME / (LOSS)      324,370     (47,602)        106,905         87,181
                                -----------  -----------    -----------       --------

REALIZED AND UNREALIZED GAIN /
   (LOSS)
  Net realized gain / (loss)
     on investments and
     options                       (424,136) (3,592,765)     (1,043,169)       313,314
  Net realized gain / (loss)
     on futures contracts           (21,573)   (658,742)         97,898             --
                                -----------  -----------    -----------       --------
                                   (445,709) (4,251,507)       (945,271)       313,314

  Net change in unrealized
     appreciation /
     (depreciation) on
     investments, futures
     contracts, and foreign
     currency translations       (1,339,408) (1,612,997)     (2,695,177)        34,141
                                -----------  -----------    -----------       --------

NET REALIZED AND UNREALIZED
   GAIN / (LOSS)                 (1,785,117) (5,864,504)     (3,640,448)       347,455
                                -----------  -----------    -----------       --------

NET INCREASE / (DECREASE) IN
   NET ASSETS FROM OPERATIONS   $(1,460,747) $(5,912,106)   $(3,533,543)      $434,636
                                ===========  ===========    ===========       ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                    ZENITH                      BOND
                                   PORTFOLIO                 PORTFOLIO
                           -------------------------  ------------------------
                                  YEAR ENDED                 YEAR ENDED
                                 DECEMBER 31,               DECEMBER 31,
                           -------------------------  ------------------------
                               2002         2001         2002         2001
                           ------------  -----------  -----------  -----------
OPERATIONS
  Net investment income /
     (loss)                $    720,818  $   910,335  $ 1,878,419  $ 1,653,238
  Net realized gain /
     (loss) on
     investments and
     futures                   (818,365)   3,354,359   (1,174,217)    (107,810)
  Net change on
     unrealized
     appreciation /
     (depreciation) on
     investments, futures
     contracts, and
     foreign currency
     translations           (12,680,045)   1,254,870    1,087,609       59,410
                           ------------  -----------  -----------  -----------
                            (12,777,592)   5,519,564    1,791,811    1,604,838
                           ------------  -----------  -----------  -----------
DISTRIBUTIONS TO
   SHAREHOLDERS
  Net investment income        (907,305)    (858,337)  (1,934,326)  (1,163,914)
  Return of capital          (2,544,857)          --           --           --
  Net realized gain                  --           --           --           --
                           ------------  -----------  -----------  -----------
                             (3,452,162)    (858,337)  (1,934,326)  (1,163,914)
                           ------------  -----------  -----------  -----------
FUND SHARE TRANSACTIONS
  Proceeds from shares
     sold                     3,515,446    3,691,929   10,893,733    7,533,635
  Reinvestment of
     distribution             3,452,162      858,337    1,934,302    1,163,914
  Payments for shares
     redeemed                (7,081,517)  (5,134,845)  (6,416,712)  (2,793,638)
                           ------------  -----------  -----------  -----------
                               (113,909)    (584,579)   6,411,323    5,903,911
                           ------------  -----------  -----------  -----------
NET INCREASE / (DECREASE)
   IN NET ASSETS            (16,343,663)   4,076,648    6,268,808    6,344,835

NET ASSETS
  Beginning of year          54,561,539   50,484,891   29,146,629   22,801,794
                           ------------  -----------  -----------  -----------
  End of year              $ 38,217,876  $54,561,539  $35,415,437  $29,146,629
                           ============  ===========  ===========  ===========
UNDISTRIBUTED NET
   INVESTMENT INCOME       $         --  $   184,165  $   297,898  $   353,239
                           ============  ===========  ===========  ===========
FUND SHARE TRANSACTIONS
   (Note 1)
  Sold                           47,130      232,294      227,441      782,272
  Reinvestment of
     distribution                43,549       53,468       40,827      123,807
  Redeemed                     (109,532)    (327,773)    (134,557)    (290,398)
                           ------------  -----------  -----------  -----------
    Net increase /
       (decrease) from
       fund share
       transactions             (18,853)     (42,011)     133,711      615,681
                           ============  ===========  ===========  ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                          STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                    S&P 500                 S&P MIDCAP 400                BALANCED
                                INDEX PORTFOLIO             INDEX PORTFOLIO           INDEX PORTFOLIO
                           --------------------------  -------------------------  ------------------------
                                   YEAR ENDED                 YEAR ENDED                 YEAR ENDED
                                  DECEMBER 31,               DECEMBER 31,               DECEMBER 31,
                           --------------------------  -------------------------  ------------------------
                               2002          2001          2002         2001         2002         2001
                           ------------  ------------  ------------  -----------  -----------  -----------
OPERATIONS
  Net investment income /
     (loss)                $    803,535  $    893,396  $    125,139  $   119,275  $   324,370  $   329,371
  Net realized gain /
     (loss) on
     investments and
     futures                 (2,853,281)      (51,637)     (985,805)     188,413     (445,709)    (109,287)
  Net change on
     unrealized
     appreciation /
     (depreciation) on
     investments, futures
     contracts, and
     foreign currency
     translations           (18,572,961)  (15,273,342)   (3,831,104)    (569,441)  (1,339,408)    (848,757)
                           ------------  ------------  ------------  -----------  -----------  -----------
                            (20,622,707)  (14,431,583)   (4,691,770)    (261,753)  (1,460,747)    (628,673)
                           ------------  ------------  ------------  -----------  -----------  -----------
DISTRIBUTIONS TO
   SHAREHOLDERS
  Net investment income        (474,970)     (677,385)     (107,543)     (69,655)    (426,657)    (179,628)
  Return of capital                  --            --            --           --           --           --
  Net realized gain            (131,130)  (17,722,841)      (78,555)  (3,370,956)          --     (450,055)
                           ------------  ------------  ------------  -----------  -----------  -----------
                               (606,100)  (18,400,226)     (186,098)  (3,440,611)    (426,657)    (629,683)
                           ------------  ------------  ------------  -----------  -----------  -----------
FUND SHARE TRANSACTIONS
  Proceeds from shares
     sold                     5,556,938     7,933,424    17,798,629   11,798,875    1,088,368    1,065,440
  Reinvestment of
     distribution               606,100    18,400,226       186,098    3,440,611      426,657      629,683
  Payments for shares
     redeemed               (13,234,591)  (14,966,224)  (10,514,264)  (6,003,933)  (1,993,364)  (1,766,980)
                           ------------  ------------  ------------  -----------  -----------  -----------
                             (7,071,553)   11,367,426     7,470,463    9,235,553     (478,339)     (71,857)
                           ------------  ------------  ------------  -----------  -----------  -----------
NET INCREASE / (DECREASE)
   IN NET ASSETS            (28,300,360)  (21,464,383)    2,592,595    5,533,189   (2,365,743)  (1,330,213)

NET ASSETS
  Beginning of year          92,638,540   114,102,923    20,587,613   15,054,424   13,004,137   14,334,350
                           ------------  ------------  ------------  -----------  -----------  -----------
  End of year              $ 64,338,180  $ 92,638,540  $ 23,180,208  $20,587,613  $10,638,394  $13,004,137
                           ============  ============  ============  ===========  ===========  ===========
UNDISTRIBUTED NET
   INVESTMENT INCOME       $    544,576  $    216,011  $     84,660  $    67,064  $    47,456  $   149,743
                           ============  ============  ============  ===========  ===========  ===========
FUND SHARE TRANSACTIONS
   (Note 1)
  Sold                           84,204       487,403       391,814    1,266,036       26,671      118,741
  Reinvestment of
     distribution                 8,222     1,112,291         4,246      366,908       10,727       69,273
  Redeemed                     (212,256)     (979,490)     (247,116)    (691,394)     (50,078)    (197,029)
                           ------------  ------------  ------------  -----------  -----------  -----------
    Net increase /
       (decrease) from
       fund share
       transactions            (119,830)      620,204       148,944      941,550      (12,680)      (9,015)
                           ============  ============  ============  ===========  ===========  ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                        EAFE
                                  NASDAQ-100           RUSSELL 2000 SMALL CAP      INTERNATIONAL
                                INDEX PORTFOLIO            INDEX PORTFOLIO        INDEX PORTFOLIO
                           -------------------------  -------------------------  ------------------
                                                                                    PERIOD FROM
                                  YEAR ENDED                 YEAR ENDED          NOVEMBER 12, 2002
                                 DECEMBER 31,               DECEMBER 31,          TO DECEMBER 31,
                           -------------------------  -------------------------  ------------------
                               2002         2001          2002         2001             2002
                           ------------  -----------  ------------  -----------  ------------------
OPERATIONS
  Net investment income /
     (loss)                $    (47,602) $   (22,280) $    106,905  $   154,124      $     87,181
  Net realized gain /
     (loss) on
     investments and
     futures                 (4,251,507)  (1,876,982)     (945,271)     167,702           313,314
  Net change on
     unrealized
     appreciation /
     (depreciation) on
     investments, futures
     contracts, and
     foreign currency
     translations            (1,612,997)  (2,091,163)   (2,695,177)      75,625            34,141
                           ------------  -----------  ------------  -----------      ------------
                             (5,912,106)  (3,990,425)   (3,533,543)     397,451           434,636
                           ------------  -----------  ------------  -----------      ------------
DISTRIBUTIONS TO
   SHAREHOLDERS
  Net investment income              --           --       (37,807)    (163,646)               --
  Return of capital                  --           --            --           --                --
  Net realized gain                  --           --      (194,517)    (723,064)               --
                           ------------  -----------  ------------  -----------      ------------
                                     --           --      (232,324)    (886,710)               --
                           ------------  -----------  ------------  -----------      ------------
FUND SHARE TRANSACTIONS
  Proceeds from shares
     sold                    11,665,414   13,286,562    11,318,388    8,832,000        39,392,251
  Reinvestment of
     distribution                    --           --       232,324      886,710                --
  Payments for shares
     redeemed               (10,730,045)  (3,313,614)  (15,425,239)  (3,831,888)      (17,593,335)
                           ------------  -----------  ------------  -----------      ------------
                                935,369    9,972,948    (3,874,527)   5,886,822        21,798,916
                           ------------  -----------  ------------  -----------      ------------
NET INCREASE / (DECREASE)
   IN NET ASSETS             (4,976,737)   5,982,523    (7,640,394)   5,397,563        22,233,552

NET ASSETS
  Beginning of year          14,559,600    8,577,077    21,503,057   16,105,494                --
                           ------------  -----------  ------------  -----------      ------------
  End of year              $  9,582,863  $14,559,600  $ 13,862,663  $21,503,057      $ 22,233,552
                           ============  ===========  ============  ===========      ============
UNDISTRIBUTED NET
   INVESTMENT INCOME       $         --  $        --  $    101,642  $    32,544      $     87,181
                           ============  ===========  ============  ===========      ============
FUND SHARE TRANSACTIONS
   (Note 1)
  Sold                          709,684    2,721,224       261,165      947,552           787,893
  Reinvestment of
     distribution                    --           --         5,023       92,299                --
  Redeemed                     (675,831)    (739,710)     (343,659)    (416,723)         (339,538)
                           ------------  -----------  ------------  -----------      ------------
    Net increase /
       (decrease) from
       fund share
       transactions              33,853    1,981,514       (77,471)     623,128           448,355
                           ============  ===========  ============  ===========      ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   ZENITH PORTFOLIO                                   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

DECEMBER 31, 2002

                                                 SHARES           VALUE

                                                     ------------------
COMMON STOCKS - 95.18%
CONSUMER DISCRETIONARY - 17.84%
  Abercrombie & Fitch Co.*                       48,100  $      984,126
  AOL Time Warner Inc.*                          75,900         994,290
  Comcast Corporation*                           22,036         511,647
  Delta Air Lines                                48,200         583,220
  Federal Express                                10,600         574,732
  Knight-Ridder Inc.                             14,300         904,475
  McDonald's Corp.                               50,400         810,432
  Sears, Roebuck & Co.                           28,900         692,155
  Target Corp.                                   23,000         762,000
                                                         --------------
                                                              6,817,077
                                                         --------------
CONSUMER STAPLES - 2.11%
  Philip Morris                                  19,900         806,547
                                                         --------------
ENERGY - 10.47%
  Anadarko Petroleum                             18,900         905,310
  ChevronTexaco Corp.                            15,219       1,011,759
  ConocoPhillips                                 20,671       1,000,270
  Marathon Oil Corp.                             50,900       1,083,661
                                                         --------------
                                                              4,001,000
                                                         --------------
FINANCIALS - 25.57%
  American Express                               21,800         770,630
  Banc One Corp                                  10,400         380,120
  Citigroup Inc.                                 30,000       1,055,700
  A.G. Edwards                                   27,600         909,696
  Fleet Boston Financial Group                   41,552       1,009,714
  J.P. Morgan Chase & Co.                        39,850         956,400
  KeyCorp                                        35,100         882,414
  Lincoln National                               30,400         960,032
  Merrill Lynch                                  19,000         721,050
  Raymond James Financial Corp                   19,300         570,894
  St. Paul Cos.                                  28,700         977,235
  XL Capital                                      7,500         579,375
                                                         --------------
                                                              9,773,260
                                                         --------------
HEALTH CARE - 7.42%
  Beckman Coulter Inc.                           28,100         829,512
  Bristol-Myers Squibb                           58,800       1,361,220
  Merck & Co.                                    11,400         645,354
                                                         --------------
                                                              2,836,086
                                                         --------------
INDUSTRIALS - 6.23%
  Caterpillar Inc.                               17,100         781,812
                                                 SHARES           VALUE

                                                     ------------------
INDUSTRIALS - 6.23% (CONTINUED)
  General Electric                               35,200  $      857,120
  SPX Corp.*                                     19,800         741,510
                                                         --------------
                                                              2,380,442
                                                         --------------
INFORMATION TECHNOLOGY - 5.52%
  International Business Machines                 9,300         720,750
  Motorola Inc.                                  71,500         618,475
  NCR Corp.*                                     32,600         773,924
                                                         --------------
                                                              2,113,149
                                                         --------------
MATERIALS - 8.89%
  Alcoa Inc                                      39,900         908,922
  Dow Chemical                                   44,500       1,321,650
  Du Pont (E.I.)                                 27,500       1,166,000
                                                         --------------
                                                              3,396,572
                                                         --------------
TELECOMMUNICATION SERVICES - 6.54%
  AT&T Corp.*                                    17,340         452,747
  AT&T Wireless Services*                        65,100         367,815
  Cox Communications Inc                         31,500         894,600
  Verizon Communications                         20,200         782,750
                                                         --------------
                                                              2,497,912
                                                         --------------
UTILITIES - 4.59%
  Ameren Corporation                             24,100       1,001,836
  Great Plains Energy Inc.                       32,900         752,752
                                                         --------------
                                                              1,754,588
                                                         --------------
    Total Common Stocks
       (cost $43,175,835)                                    36,376,633
                                                         --------------

                                              PRINCIPAL           VALUE

                                                     ------------------

SHORT-TERM INVESTMENTS - 5.12%
NORTHERN TRUST DIVERSIFIED ASSETS
PORTFOLIO - 5.12%                         $   1,955,596  $    1,955,596
                                                         --------------
    Total Short-Term Investments
       (cost $1,955,596)                                      1,955,596
                                                         --------------
TOTAL INVESTMENTS - 100.30%
   (cost $45,131,431)(1)                                     38,332,229
                                                         --------------
OTHER ASSETS AND LIABILITIES - (.30%)                          (114,353)
                                                         --------------
TOTAL NET ASSETS - 100.00%                               $   38,217,876
                                                         ==============

-------------

*    Non-income producing
(1) For federal income tax purposes, cost is $45,370,108 and gross unrealized appreciation and depreciation of securities as of December 31, 2002 was $1,027,742 and ($8,065,621), respectively.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                                     BOND PORTFOLIO
--------------------------------------------------------------------------------

DECEMBER 31, 2002

                                              PRINCIPAL           VALUE

                                                     ------------------
U.S. TREASURY OBLIGATIONS - 30.23%
U.S. TREASURY NOTES & BONDS - 30.23%
  5.875% due 11/15/05                     $   2,500,000  $    2,772,265
  5.500% due 05/15/09                         1,240,000       1,406,867
  6.000% due 08/15/09                         3,600,000       4,185,562
  5.000% due 02/15/11                           740,000         813,075
  4.875% due 02/15/12                           500,000         542,949
  4.375% due 08/15/12                           750,000         783,955
  4.000% due 11/15/12                           200,000         202,828
                                                         --------------
    Total U.S. Treasury Obligations
       (cost $9,905,094)                                     10,707,501
                                                         --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -
3.17%
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.17%
  5.750% due 03/15/09                         1,000,000       1,122,922
                                                         --------------
    Total U.S Government Agency
       Obligations
       (cost $1,106,002)                                      1,122,922
                                                         --------------
MORTGAGE-BACKED SECURITIES - 10.51%
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 8.98%
  5.500% due 05/01/12                           541,826         570,286
  6.000% due 06/01/16                           832,441         871,411
  4.500% due 03/01/17                         1,159,687       1,172,206
  6.500% due 02/01/29                           541,916         565,153
                                                         --------------
                                                              3,179,056
                                                         --------------
GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 1.53%
  6.500% due 10/15/28                           515,443         541,827
                                                         --------------
    Total Mortgage-Backed Securities
       (cost $3,505,180)                                      3,720,883
                                                         --------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 9.24%
PRIVATE SECTOR - 9.24%
  ABN Amro Mortgage Corp.
     (6.600% due 09/25/16)                      303,657         315,156
  CMC2 1993 E 1 E 1CP
     (0.000% due 12/25/08)                       17,526          16,572
  CMSI 2001-14 B2
     (6.613% due 09/25/31)                      170,888         175,904
  BOAMS 01-4 2B2
     (6.750% due 04/20/31)                      513,569         540,152
  BOAMS 2002-4 1A4
     (6.500% due 04/25/32)                      147,869         151,773
  BOAMS 2002-6 2B1
     (6.000% due 07/25/32)                      122,458         127,183
  BOAMS 2002-7 2B3
     (6.000% due 08/25/32)                      133,690         135,969
  BOAMS 2002-8 2b1
     (5.750% due 09/25/17)                      210,085         221,015
  ICIFC 1997-2 B1
     (8.000% due 07/25/28)                      297,269         300,218
  NMFC 1998-4 B3
     (6.250% due 10/25/28)                      314,006         325,009
  RALI 2001-QS15 M3
     (6.750% due 09/25/31)                      191,242         197,080
                                              PRINCIPAL           VALUE

                                                     ------------------
PRIVATE SECTOR - 9.24% (CONTINUED)
  RALI 2002-QS16 M2
     (5.750% due 10/25/17)                $      99,107  $      103,200
  RALI 2002-QS16 M3
     (5.750% due 10/25/17)                       99,107         100,092
  RFMSI 2000-S7 M3
     (8.000% due 06/25/30)                      238,684         238,081
  WAMMS 2001-MS14 5A9
     (6.500% due 12/25/31)                      309,000         325,421
                                                         --------------
    Total Collateralized Mortgage
       Obligations
       (cost $3,112,704)                                      3,272,825
                                                         --------------

ASSET-BACKED SECURITIES - 2.38%
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.92%
  Chase Commercial Mortgage Sec.
     (6.600% due 12/19/07)                      627,885         679,844
                                                         --------------
MANUFACTURED HOUSING - .46%
  Greentree 1999-5 M1
     (8.050% due 04/01/31)                      500,000         164,405
                                                         --------------
    Total Asset-Backed Securities
       (cost $1,111,988)                                        844,249
                                                         --------------

CORPORATE BONDS AND NOTES - 42.32%
AIR TRANSPORTATION - 2.26%
  American Airlines
     (9.710% due 01/02/07)                      294,633         191,249
  America West Airlines, AMBAC Insured
     (7.100% due 04/02/21)                      231,968         239,433
  Continental Airlines
     (7.820% due 10/15/13)                      179,400         126,502
  Jet Equipment(2)
     (7.630% due 08/15/12)                      201,406          91,535
  NWA Trust No. 2 Class B
     (10.230% due 06/21/14)                     183,877         152,945
                                                         --------------
                                                                801,664
                                                         --------------
BANK, BANK HOLDING COMPANIES, &
OTHER BANK SERVICES - 4.50%
  Ahmanson Capital Trust(2)
     (8.360% due 12/01/26)                      361,000         395,743
  BankAmerica Corp.
     (7.125% due 03/01/09)                      240,000         278,571
  Bank of Hawaii
     (6.875% due 03/01/09)                      250,000         271,862
  Household Finance Corp.
     (5.875% due 02/01/09)                      361,000         370,533
  Svenska Handelsbanken(2)
     (7.125% due 03/07/07)                      250,000         278,356
                                                         --------------
                                                              1,595,065
                                                         --------------
CONSUMER CYCLICAL - 5.82%
  Abitibi Consolidates
     (6.950% due 04/01/08)                      250,000         258,717
  DaimlerChrysler AG
     (7.300% due 01/15/12)                      250,000         280,537
  DR Horton
     (10.500% due 04/01/05)                     100,000         105,500
  GATX Capital Corp.
     (8.875% due 06/01/09)                      250,000         234,905

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   BOND PORTFOLIO                                     SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                              PRINCIPAL           VALUE

                                                     ------------------
CONSUMER CYCLICAL - 5.82% (CONTINUED)
  GMAC
     (5.850% due 1/14/09)                 $     250,000  $      240,198
  Hertz Corp.
     (7.625% due 06/01/12)                      250,000         238,634
  International Wire Group Inc.
     (11.750% due 06/01/05)                      60,000          36,300
  MDC Holdings
     (7.000% due 12/01/12)                      250,000         241,250
  Park-Ohio Industries
     (9.250% due 12/01/07)                       62,000          40,300
  Tech Olympic USA Inc.(2)
     (9.000% due 07/01/10)                      125,000         121,250
  Visteon Corp.
     (8.250% due 08/01/10)                      250,000         265,263
                                                         --------------
                                                              2,062,854
                                                         --------------
CONSUMER NON-DURABLE - 4.93%
  Allied Waste
     (10.000% due 08/01/09)                     125,000         124,063
  Amerigas Partner(2)
     (8.875% due 05/20/11)                       63,000          65,520
  CSK Auto Inc.
     (12.000% due 06/15/06)                     125,000         133,750
  Del Monte Corp(2)
     (8.625% due 12/15/12)                      125,000         127,500
  Dial Corp.
     (7.000% due 08/15/06)                      250,000         275,813
  Dimon Inc.
     (9.625% due 10/15/11)                      125,000         132,188
  Hexcel Corp.
     (9.750% due 01/15/09)                      125,000         105,625
  Levi Strauss(2)
     (12.250% due 12/15/12)                      62,000          60,760
  Mail-Well Inc.
     (9.625% due 03/15/12)                       62,000          55,180
  RH Donnelley Finance Corp.(2)
     (8.875% due 12/15/10)                       63,000          67,410
  RH Donnelley Finance Corp.(2)
     (10.875% due 12/15/12)                      63,000          68,670
  Syratech Corp
     (11.000% due 04/15/07)                     125,000          65,000
  Thomson Corp.
     (6.200% due 01/05/12)                      200,000         218,340
  World Color Press Inc. Sr. Nts.
     (7.750% due 02/15/09)                      240,000         247,926
                                                         --------------
                                                              1,747,745
                                                         --------------
ELECTRIC - 2.50%
  Calpine Corp.
     (8.625% due 08/15/10)                      500,000         212,500
  Nisource Finance
     (7.875% due 11/15/10)                      250,000         274,757
  PSEG Power
     (7.750% due 04/15/11)                      375,000         397,788
                                                         --------------
                                                                885,045
                                                         --------------
ENERGY - 5.33%
  Devon Financing Corp.
     (6.875% due 09/30/11)                      420,000         467,820
  Louis Dreyfus Nts.
     (6.875% due 12/01/07)                      361,000         403,979
                                              PRINCIPAL           VALUE

                                                     ------------------
ENERGY - 5.33% (CONTINUED)
  Mirant Americas
     (7.625% due 05/01/06)                $     250,000  $      131,250
  Pemex Master Trust
     (8.500% due 02/15/08)                      250,000         278,750
  Tampa Electric
     (6.875% due 06/15/12)                      240,000         263,485
  Trico Marine Services
     (8.875% due 05/15/12)                       97,000          89,725
  Western Oil Sands Inc.
     (8.375% due 05/01/12)                      250,000         248,750
                                                         --------------
                                                              1,883,759
                                                         --------------
ENTERTAINMENT & LEISURE - 1.29%
  MGM Mirage
     (8.375% due 02/01/11)                      125,000         134,688
  Royal Caribbean
     (7.000% due 10/15/07)                      361,000         321,290
                                                         --------------
                                                                455,978
                                                         --------------
HEALTH CARE - .39%
  Triad Hospitals Holdings
     (11.000% due 05/15/09)                     125,000         138,125
                                                         --------------
INSURANCE - 2.89%
  Fairfax Financial Holdings
     (7.375% due 03/15/06)                      240,000         198,306
  Fairfax Financial Holdings
     (6.875% due 04/15/08)                      105,000          77,289
  Farmers Insurance Exchange(2)
     (8.500% due 08/01/04)                      240,000         237,917
  Prudential Insurance Surplus Nts.(2)
     (8.100% due 07/15/15)                      240,000         271,540
  USF&G Capital
     (8.470% due 01/10/27)                      240,000         239,555
                                                         --------------
                                                              1,024,607
                                                         --------------
MEDIA & CABLE - .73%
  Continental Cablevision
     (8.300% due 05/15/06)                      240,000         259,989
                                                         --------------
MEDIA CONGLOMERATE - 1.85%
  News American Holdings Nts.
     (6.625% due 01/09/08)                      361,000         386,913
  Viacom Inc. Sr. Nts.
     (7.750% due 06/01/05)                      240,000         268,885
                                                         --------------
                                                                655,798
                                                         --------------
METALS & MINING - .37%
  Falconbridge Ltd.
     (7.350% due 06/05/12)                      125,000         129,484
                                                         --------------
REAL ESTATE - 3.76%
  Camden Property Trust
     (7.625% due 02/15/11)                      250,000         282,523
  Colonial Properties Sr. Nts.
     (8.050% due 07/15/06)                      361,000         405,894
  Healthcare Properties Nts.
     (6.875% due 06/08/05)                      361,000         378,575
  Health Care Reit
     (7.500% due 08/15/07)                      250,000         263,871
                                                         --------------
                                                              1,330,863
                                                         --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                                     BOND PORTFOLIO
--------------------------------------------------------------------------------

                                              PRINCIPAL           VALUE

                                                     ------------------
TECHNOLOGY - .72%
  Raytheon Co.
     (5.500% due 11/15/12)                $     250,000  $      253,591
                                                         --------------
TELECOMMUNICATIONS - 4.98%
  360 Communications Sr. Nts.
     (7.500% due 03/01/06)                      361,000         403,550
  AT&T Wireless Services
     (7.875% due 03/01/11)                      125,000         125,625
  Citizens Communications
     (7.625% due 08/15/08)                      250,000         276,790
  GTE North Inc.
     (6.900% due 11/01/08)                      320,000         363,440
  Nextel Communications
     (9.375% due 11/15/09                       125,000         113,125
  Qwest Corp(2)
     (8.875% due 03/15/12)                      125,000         121,250
  Sprint Capital Corp.
     (6.000% due 01/15/07)                      250,000         236,250
  Talton Holdings Inc. Sr. Nts.
     (11.000% due 06/30/07)                     125,000          50,000
                                              PRINCIPAL           VALUE

                                                     ------------------
TELECOMMUNICATIONS - 4.98% (CONTINUED)
  WorldCom Inc.
     (7.500% due 05/15/11)                $     300,000  $       70,500
                                                         --------------
                                                              1,760,530
                                                         --------------
    Total Corporate Bonds & Notes
       (cost $15,427,441)                                    14,985,097
                                                         --------------
SHORT-TERM INVESTMENTS - 1.07%
NORTHERN TRUST DIVERSIFIED ASSET
PORTFOLIO - 1.07%                               379,285         379,285
                                                         --------------
    Total Short-Term Investments
       (cost $379,285)                                          379,285
                                                         --------------
TOTAL INVESTMENTS - 98.92%
  (cost $34,547,694)(1)                                      35,032,762
                                                         --------------
OTHER ASSETS AND LIABILITIES - 1.08%                            382,675
                                                         --------------
TOTAL NET ASSETS - 100.00%                               $   35,415,437
                                                         ==============

-------------

(1) For federal income tax purposes, cost is $34,569,766 and gross unrealized appreciation and depreciation of securities as of December 31, 2002 was $1,978,002 and ($1,515,006), respectively.
(2) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   S&P 500 INDEX PORTFOLIO                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

DECEMBER 31, 2002

                                                 SHARES           VALUE

                                                     ------------------
COMMON STOCKS - 96.43%
CONSUMER DISCRETIONARY - 12.70%
  American Greetings*                               495  $        7,821
  AOL Time Warner Inc.*                          33,784         442,570
  AutoZone Inc.*                                    773          54,612
  Bed Bath & Beyond Inc.*                         2,078          71,753
  Best Buy Co., Inc.*                             2,457          59,337
  Big Lots, Inc.*                                   888          11,748
  Black & Decker Corp.                              615          26,377
  Brunswick Corp.                                   697          13,842
  Carnival Corp.                                  4,760         118,762
  Centex Corp.                                      469          23,544
  Circuit City Group                              1,611          11,954
  Comcast Corporation*                           17,862         421,007
  Cooper Tire & Rubber                              569           8,728
  Costco Wholesale Corporation*                   3,433          96,330
  Dana Corp.                                      1,151          13,536
  Darden Restaurants                              1,313          26,851
  Delphi Corporation                              4,331          34,865
  Dillard Inc.                                      637          10,103
  Dollar General                                  2,579          30,819
  Dow Jones & Co.                                   627          27,105
  Eastman Kodak                                   2,318          81,223
  eBay Inc.*                                      2,378         161,276
  Family Dollar Stores                            1,231          38,420
  Federated Department Stores*                    1,503          43,226
  Ford Motor                                     13,842         128,731
  Fortune Brands, Inc.                            1,207          56,138
  Gannett Co.                                     2,052         147,334
  Gap (The)                                       6,677         103,627
  General Motors                                  4,245         156,471
  Genuine Parts                                   1,335          41,118
  Goodyear Tire & Rubber                          1,388           9,452
  Harley-Davidson                                 2,296         106,075
  Harrah's Entertainment*                           836          33,106
  Hasbro Inc.                                     1,360          15,708
  Hilton Hotels                                   2,817          35,804
  Home Depot                                     18,442         441,870
  International Game Technology*                    659          50,031
  Interpublic Group                               2,887          40,649
  Johnson Controls                                  668          53,554
  Jones Apparel Group*                              974          34,519
  KB Home                                           366          15,683
  Knight-Ridder Inc.                                634          40,101
  Kohl's Corp.*                                   2,700         151,065
  Leggett & Platt                                 1,508          33,840
  Limited Brands, Inc.                            3,947          54,982
  Liz Claiborne, Inc.                               791          23,453
  Lowe's Cos.                                     5,979         224,213
  Marriott International                          1,788          58,772
  Mattel, Inc.                                    3,406          65,225
  May Department Stores                           2,220          51,016
  Maytag Corp.                                      601          17,129
  McDonald's Corp.                                9,986         160,575
  McGraw-Hill                                     1,468          88,726
  Meredith Corp.                                    378          15,540
  New York Times                                  1,148          52,498
  Newell Rubbermaid Co.                           2,071          62,813
  NIKE Inc.                                       1,912          85,027
                                                 SHARES           VALUE

                                                     ------------------
CONSUMER DISCRETIONARY - 12.70%
(CONTINUED)
  Nordstrom                                       1,008  $       19,122
  Office Depot*                                   2,389          35,262
  Omnicom Group                                   1,473          95,156
  Penney (J.C.)                                   2,059          47,378
  Pulte Homes, Inc.                                 458          21,924
  RadioShack Corp                                 1,329          24,905
  Reebok International*                             430          12,642
  Sears, Roebuck & Co.                            2,473          59,228
  Sherwin-Williams                                1,140          32,205
  Snap-On Inc.                                      445          12,509
  Stanley Works                                     670          23,169
  Staples, Inc.*                                  3,503          64,105
  Starbucks Corporation*                          3,085          62,872
  Starwood Hotels & Resorts                       1,486          35,278
  Target Corp.                                    6,938         208,140
  Tiffany & Co.                                   1,101          26,325
  TJX Companies Inc.                              3,987          77,826
  TMP Worldwide Inc.*                               890          10,066
  Toys R Us, Inc.*                                1,673          16,730
  Tribune Co.                                     2,327         105,785
  Tupperware Corp.                                  508           7,661
  Univision Communications*                       1,773          43,439
  V.F. Corp.                                        824          29,705
  Viacom Inc.*                                   13,507         550,545
  Visteon Corp.                                   1,010           7,030
  Wal-Mart Stores                                33,498       1,691,979
  Walt Disney Co.                                15,675         255,659
  Wendy's International                             886          23,984
  Whirlpool Corp.                                   520          27,154
  Yum! Brands, Inc*                               2,267          54,907
                                                         --------------
                                                              8,173,344
                                                         --------------
CONSUMER INFORMATION TECHNOLOGY - .28%
  Clear Channel Communications*                   4,822         179,812
                                                         --------------
CONSUMER STAPLES - 9.20%
  Alberto-Culver                                    444          22,378
  Albertson's                                     3,005          66,891
  Anheuser-Busch                                  6,684         323,506
  Archer-Daniels-Midland                          4,938          61,231
  Avon Products                                   1,845          99,390
  Brown-Forman Corp.*                               526          34,379
  Campbell Soup                                   3,177          74,564
  Clorox Co.                                      1,800          74,250
  Coca Cola Co.                                  19,210         841,782
  Coca-Cola Enterprises                           3,504          76,107
  Colgate-Palmolive                               4,175         218,895
  ConAgra Foods, Inc.                             4,076         101,941
  Coors (Adolph)                                    281          17,211
  CVS Corp.                                       3,054          76,258
  Del Monte Foods Co.*                                1               3
  General Mills                                   2,782         130,615
  Gillette Co.                                    8,091         245,643
  Heinz (H.J.)                                    2,755          90,557
  Hershey Foods                                   1,040          70,138
  Kellogg Co.                                     3,114         106,717
  Kimberly-Clark                                  3,961         188,029
  Kroger Co.*                                     6,144          94,925
  Pepsi Bottling Group                            2,141          55,024
  PepsiCo Inc.                                   13,233         558,697
  Philip Morris                                  16,044         650,263
  Procter & Gamble                               10,014         860,604

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                            S&P 500 INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
CONSUMER STAPLES - 9.20% (CONTINUED)
  RJ Reynolds Tobacco                               666  $       28,045
  Safeway Inc.*                                   3,332          77,836
  Sara Lee Corp.                                  5,793         130,400
  Supervalu Inc.                                  1,012          16,708
  Sysco Corp.                                     5,004         149,069
  UST Inc.                                        1,280          42,790
  Walgreen Co.                                    7,745         226,077
  Winn-Dixie                                      1,069          16,334
  Wrigley (Wm) Jr.                                1,708          93,735
                                                         --------------
                                                              5,920,992
                                                         --------------
ENERGY - 5.79%
  Amerada Hess                                      683          37,599
  Anadarko Petroleum                              1,911          91,537
  Apache Corp.                                    1,097          62,518
  Ashland Inc.                                      540          15,406
  Baker Hughes                                    2,522          81,183
  BJ Services*                                    1,159          37,447
  Burlington Resources                            1,527          65,127
  ChevronTexaco Corp.                             8,294         551,385
  ConocoPhillips                                  5,182         250,757
  Devon Energy Corp.                              1,187          54,483
  EOG Resources                                     867          34,611
  Exxon Mobil Corp.                              51,614       1,803,394
  Halliburton Co.                                 3,482          65,148
  Kerr-McGee                                        763          33,801
  Marathon Oil Corp.                              2,377          50,606
  Nabors Industries Ltd.*                         1,086          38,303
  Noble Corporation*                                990          34,799
  Occidental Petroleum                            2,862          81,424
  Rowan Cos.                                        688          15,618
  Schlumberger Ltd.                               4,469         188,100
  Sunoco., Inc.                                     594          19,709
  Transocean Inc.                                 2,405          55,796
  Unocal Corp.                                    1,949          59,600
                                                         --------------
                                                              3,728,351
                                                         --------------
FINANCIALS - 19.62%
  ACE Limited                                     2,108          61,849
  AFLAC Corporation                               4,019         121,052
  Allstate Corp.                                  5,361         198,303
  Ambac Financial Group                             801          45,048
  American Express                                9,845         348,021
  American International Group                   20,046       1,159,661
  AmSouth Bancorporation                          2,705          51,936
  Aon Corp.                                       2,380          44,958
  Bank of America Corp.                          11,249         782,593
  Bank of New York                                5,200         124,592
  Bank One Corp.                                  8,741         319,484
  BB&T Corporation                                3,660         135,383
  Bear Stearns Cos.                                 747          44,372
  Capital One Financial                           1,646          48,919
  Charles Schwab                                 10,097         109,552
  Charter One Financial                           1,729          49,674
  Chubb Corp.                                     1,334          69,635
  Cincinnati Financial                            1,242          46,637
  Citigroup Inc.                                 38,685       1,361,325
  Comerica Inc.                                   1,300          56,212
  Countrywide Financial Corp.                       974          50,307
  Equity Office Properties                        3,207          80,111
  Equity Residential                              2,111          51,888
                                                 SHARES           VALUE

                                                     ------------------
FINANCIALS - 19.62% (CONTINUED)
  Fannie Mae                                      7,624  $      490,452
  Federal Home Loan Mtg.                          5,338         315,209
  Fifth Third Bancorp                             4,443         260,138
  First Tennessee National                          958          34,431
  Fleet Boston Financial Group                    8,166         198,434
  Franklin Resources                              1,995          67,990
  Golden West Financial                           1,166          83,730
  Goldman Sachs Group                             3,757         255,852
  Hartford Financial Services Group               1,901          86,362
  Household International                         3,577          99,476
  Huntington Bancshares                           1,774          33,192
  J.P. Morgan Chase & Co.                        15,016         360,384
  Jefferson-Pilot                                 1,096          41,769
  John Hancock Financial                          2,212          61,715
  KeyCorp                                         3,242          81,504
  Lehman Bros.                                    1,826          97,308
  Lincoln National                                1,384          43,707
  Loews Corp.                                     1,397          62,111
  Marsh & McLennan                                4,031         186,273
  Marshall & Ilsley Corp.                         1,636          44,794
  MBIA Inc.                                       1,115          48,904
  MBNA Corp.                                      9,692         184,342
  Mellon Bank Corp.                               3,326          86,842
  Merrill Lynch                                   6,715         254,834
  MetLife Inc.                                    5,406         146,178
  MGIC Investment                                   791          32,668
  Moody's Corp                                    1,110          45,832
  Morgan Stanley                                  8,160         325,747
  National City Corp.                             4,606         125,836
  North Fork Bancorporation                       1,237          41,736
  Northern Trust Corp.                            1,668          58,463
  Plum Creek Timber Co.                           1,420          33,512
  PNC Bank Corp.                                  2,123          88,954
  Principal Financial Group                       2,573          77,524
  Progressive Corp.                               1,672          82,981
  Providian Financial Corp.*                      2,178          14,135
  Prudential Financial                            4,483         142,290
  Regions Financial Corp.                         1,684          56,178
  SAFECO Corp.                                    1,038          35,987
  Simon Property Group, Inc                       1,436          48,925
  SLM Corporation                                 1,161         120,581
  SouthTrust Corp.                                2,667          66,275
  St. Paul Cos.                                   1,758          59,860
  State Street Corp.                              2,509          97,851
  STILWELL FINANCIAL INC*                         1,649          21,552
  SunTrust Banks                                  2,180         124,086
  Synovus Financial                               2,247          43,592
  T. Rowe Price Group                               934          25,480
  Torchmark Corp.                                   914          33,388
  Travelers Property Casualty Corp.*              7,733         113,288
  U.S. Bancorp                                   14,257         302,534
  Union Planters Corporation                      1,508          42,435
  UNUM Corp.                                      1,840          32,274
  Wachovia Corp.                                 10,274         374,385
  Washington Mutual                               7,367         254,383
  Wells Fargo                                    12,823         601,013
  XL Capital                                      1,052          81,267
  Zions Bancorp                                     700          27,544
                                                         --------------
                                                             12,619,999
                                                         --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   S&P 500 INDEX PORTFOLIO                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
HEALTH CARE - 14.48%
  Abbott Labs                                    12,548  $      501,920
  Aetna Inc.                                      1,166          47,946
  Allergan, Inc.                                  1,058          60,962
  AmerisourceBergen Corp.                           889          48,282
  Amgen Inc.*                                     9,986         482,723
  Anthem, Inc.*                                   1,103          69,379
  Applera Corp-Applied Biosystems Group           1,557          27,310
  Bard (C.R.) Inc.                                  393          22,794
  Bausch & Lomb                                     410          14,760
  Baxter International Inc.                       4,732         132,496
  Becton, Dickinson                               1,940          59,539
  Biogen, Inc.*                                   1,143          45,789
  Biomet, Inc.                                    2,018          57,836
  Boston Scientific*                              3,085         131,174
  Bristol-Myers Squibb                           15,053         348,477
  Cardinal Health, Inc.                           3,513         207,934
  Chiron Corporation*                             1,439          54,106
  CIGNA Corp.                                     1,076          44,245
  Forest Laboratories*                            1,379         135,445
  Genzyme General*                                1,663          49,175
  Guidant Corp.*                                  2,437          75,181
  HCA Inc.                                        3,995         165,793
  Health Management Association                   1,880          33,652
  HEALTHSOUTH Corp.*                              3,190          13,398
  Humana Inc.*                                    1,275          12,750
  IMS Health Inc.                                 2,266          36,256
  Johnson & Johnson                              22,480       1,207,401
  King Pharmaceuticals*                           1,879          32,300
  Lilly (Eli) & Co.                               8,505         540,068
  Manor Care Inc.*                                  780          14,516
  McKesson Corp.                                  2,319          62,683
  MedImmune, Inc.*                                1,895          51,487
  Medtronic Inc.                                  9,258         422,165
  Merck & Co.                                    17,353         982,353
  Millipore Corp.*                                  366          12,444
  Pfizer, Inc.                                   47,092       1,439,602
  Pharmacia Corp                                  9,847         411,605
  Quest Diagnostics*                                758          43,130
  Quintiles Transnational*                          897          10,854
  Schering-Plough                                10,934         242,735
  St Jude Medical*                                1,333          52,947
  Stryker Corp.                                   1,507         101,150
  Tenet Healthcare Corp.*                         4,120          67,568
  United Health Group Inc.                        2,390         199,565
  Watson Pharmaceuticals*                           824          23,294
  WellPoint Health Networks*                      1,136          80,838
  Wyeth                                          10,058         376,168
  Zimmer Holdings*                                1,487          61,740
                                                         --------------
                                                              9,315,935
                                                         --------------
INDUSTRIALS - 11.10%
  3M Company                                      2,944         362,995
  Allied Waste Industries*                        1,502          15,020
  American Power Conversion Corporation*          1,478          22,392
  American Standard*                                555          39,483
  AMR Corp.*                                      1,244           8,210
  Apollo Group, Inc.*                             1,308          57,552
  Automatic Data Processing Inc.                  4,601         180,589
  Avery Dennison Corp.                              838          51,185
  Block H&R                                       1,351          54,310
  Boeing Company                                  6,363         209,915
                                                 SHARES           VALUE

                                                     ------------------
INDUSTRIALS - 11.10% (CONTINUED)
  Burlington Northern Santa Fe                    2,906  $       75,585
  Caterpillar Inc.                                2,616         119,604
  Cendant Corporation*                            8,166          85,580
  Cintas Corporation                              1,297          59,338
  Concord EFS Inc.*                               4,005          63,039
  Convergys Corp.*                                1,339          20,286
  Cooper Industries, Ltd.                           703          25,624
  Crane Company                                     459           9,148
  CSX Corp.                                       1,641          46,457
  Cummins Inc.                                      320           9,002
  Danaher Corp.                                   1,133          74,438
  Deere & Co.                                     1,800          82,530
  Delta Air Lines                                   956          11,568
  Deluxe Corp.                                      461          19,408
  Donnelley (R.R.) & Sons                           875          19,049
  Dover Corp.                                     1,538          44,848
  Eaton Corp.                                       527          41,164
  Emerson Electric                                3,277         166,635
  Equifax Inc.                                    1,042          24,112
  Federal Express                                 2,248         121,887
  First Data                                      5,872         207,928
  Fiserv, Inc.*                                   1,409          47,836
  Fluor Corp.                                       626          17,528
  General Dynamics                                1,536         121,912
  General Electric                               75,727       1,843,952
  Goodrich Corporation                              872          15,975
  Grainger (W.W.) Inc.                              696          35,879
  Honeywell International Inc.                    6,472         155,328
  Illinois Tool Works                             2,342         151,902
  Ingersoll-Rand Co. Ltd.                         1,282          55,203
  ITT Industries, Inc.                              690          41,876
  Lockheed Martin Corp.                           3,363         194,213
  Masco Corp.                                     3,732          78,559
  McDermott International*                          521           2,282
  Navistar International Corp.*                     462          11,231
  Norfolk Southern Corp.                          2,948          58,931
  Northrop Grumman Corp.                          1,388         134,642
  PACCAR Inc.                                       887          40,917
  Pall Corp.                                        936          15,612
  Parker-Hannifin                                   908          41,886
  Paychex, Inc.                                   2,718          75,832
  Pitney-Bowes                                    1,834          59,898
  Power-One Inc.*                                   570           3,232
  Raytheon Co.                                    3,167          97,385
  Robert Half International*                      1,355          21,829
  Rockwell Automation, Inc.                       1,435          29,719
  Rockwell Collins                                1,351          31,424
  Ryder System                                      471          10,569
  Sabre Holding Corp.*                            1,100          19,921
  Southwest Airlines                              5,869          81,579
  Textron Inc.                                    1,055          45,354
  Thomas & Betts Corp.*                             439           7,419
  Tyco International                             15,943         272,306
  Union Pacific                                   1,920         114,950
  United Parcel Service                           8,577         541,038
  United Technologies                             3,650         226,081
  Waste Management Inc.                           4,800         110,016
                                                         --------------
                                                              7,143,097
                                                         --------------
INFORMATION TECHNOLOGY - 13.80%
  ADC Telecommunications, Inc.*                   6,270          13,104

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                            S&P 500 INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
INFORMATION TECHNOLOGY - 13.80%
(CONTINUED)
  Adobe Systems Incorporated                      1,820  $       45,138
  Advanced Micro Devices*                         2,637          17,035
  Agilent Technologies*                           3,407          61,190
  Altera Corporation*                             2,865          35,325
  Analog Devices*                                 2,786          66,502
  Andrew Corp.*                                     778           7,998
  Apple Computer, Inc.*                           2,800          40,124
  Applied Materials, Inc.*                       12,439         162,080
  Applied Micro Circuits*                         2,249           8,299
  Autodesk, Inc.                                    868          12,412
  Avaya Inc.*                                     2,946           7,218
  BMC Software*                                   1,789          30,610
  Broadcom Corporation*                           2,110          31,777
  CIENA Corporation*                              3,380          17,373
  Cisco Systems, Inc.*                           54,897         719,151
  Citrix Systems, Inc.*                           1,284          15,819
  Computer Associates International               4,411          59,549
  Computer Sciences Corp.*                        1,329          45,784
  Compuware Corporation*                          2,809          13,483
  Comverse Technology, Inc.*                      1,490          14,930
  Corning Inc.*                                   9,404          31,127
  Dell Computer Corporation*                     19,351         517,446
  Electronic Arts Inc.*                           1,186          59,027
  Electronic Data Systems                         3,675          67,730
  EMC Corp.*                                     16,888         103,692
  Gateway Inc.*                                   2,564           8,051
  Hewlett-Packard                                23,366         405,634
  Intel Corporation                              50,916         792,762
  International Business Machines                12,882         998,355
  Intuit Inc.*                                    1,544          72,444
  Jabil Circuit*                                  1,479          26,504
  JDS Uniphase Corporation*                      11,903          29,400
  KLA-Tencor Corporation*                         1,418          50,155
  Lexmark International Inc*                        938          56,749
  Linear Technology Corporation                   2,371          60,982
  LSI Logic*                                      2,864          16,525
  Lucent Technologies*                           25,616          32,276
  Maxim Integrated Products, Inc.                 2,436          80,485
  Mercury Interactive Corporation*                  647          19,184
  Micron Technology*                              4,717          45,944
  Microsoft Corporation*                         41,176       2,128,799
  Molex Incorporated                              1,449          33,385
  Motorola Inc.                                  18,392         159,091
  National Semiconductor*                         1,386          20,804
  NCR Corp.*                                        738          17,520
  Network Appliance, Inc.*                        2,668          26,680
  Novell Inc.*                                    2,618           8,744
  Novellus Systems, Inc.*                         1,118          31,393
  NVIDIA Corporation*                             1,167          13,432
  Oracle Corporation*                            40,464         437,011
  Parametric Technology Corp.*                    1,807           4,554
  PeopleSoft, Inc.*                               2,310          42,273
  PerkinElmer                                     1,002           8,267
  PMC-Sierra Inc.*                                1,333           7,411
  QLogic Corporation*                               701          24,192
  QUALCOMM Incorporated*                          6,075         221,069
  Rational Software*                              1,500          15,585
  Sanmina-SCI Corporation*                        4,091          18,369
  Scientific-Atlanta                              1,193          14,149
  Siebel Systems, Inc.*                           3,599          26,921
  Solectron*                                      6,334          22,486
                                                 SHARES           VALUE

                                                     ------------------
INFORMATION TECHNOLOGY - 13.80%
(CONTINUED)
  Sun Microsystems, Inc.*                        24,826  $       77,209
  SunGard Data Systems*                           2,105          49,594
  Symbol Technologies                             1,746          14,352
  Tektronix Inc.*                                   588          10,696
  Tellabs, Inc.*                                  3,176          23,090
  Teradyne Inc.*                                  1,400          18,214
  Texas Instruments                              13,689         205,469
  Thermo Electron*                                1,221          24,567
  Unisys Corp.*                                   2,502          24,770
  VERITAS Software Corporation*                   3,194          49,890
  Waters Corporation*                             1,002          21,824
  Xerox Corp.*                                    5,819          46,843
  Xilinx, Inc.*                                   2,487          51,232
  Yahoo! Inc.*                                    4,504          73,640
                                                         --------------
                                                              8,872,898
                                                         --------------
MATERIALS - 2.73%
  Air Products & Chemicals                        1,704          72,846
  Alcoa Inc                                       6,303         143,582
  Allegheny Technologies Inc                        625           3,894
  Ball Corp.                                        434          22,216
  Bemis Company                                     404          20,051
  Boise Cascade                                     445          11,223
  Dow Chemical                                    6,978         207,247
  Du Pont (E.I.)                                  7,680         325,632
  Eastman Chemical                                  590          21,694
  Ecolab Inc.                                       967          47,867
  Engelhard Corp.                                   990          22,127
  Freeport-McMoran Copper & Gold*                 1,112          18,659
  Georgia-Pacific Group                           1,884          30,445
  Great Lakes Chemical Corp.                        383           9,146
  Hercules, Inc.*                                   803           7,066
  International Flavors & Fragrances                720          25,272
  International Paper                             3,703         129,494
  Louisiana-Pacific Corp.*                          782           6,303
  MeadWestvaco Corporation                        1,558          38,498
  Monsanto Co.                                    2,041          39,289
  Newmont Mining Corp.                            3,172          92,083
  Nucor Corp.                                       590          24,367
  Pactiv Corp.*                                   1,225          26,779
  Phelps Dodge*                                     671          21,237
  PPG Industries                                  1,287          64,543
  Praxair, Inc.                                   1,223          70,653
  Rohm & Haas                                     1,691          54,924
  Sealed Air Corp.*                                 649          24,208
  Sigma-Aldrich Corporation                         539          26,249
  Temple-Inland                                     412          18,462
  United States Steel Corp.                         778          10,207
  Vulcan Materials                                  760          28,500
  Weyerhaeuser Corp.                              1,686          82,967
  Worthington Industries Inc.                       669          10,196
                                                         --------------
                                                              1,757,926
                                                         --------------
TELECOMMUNICATION SERVICES - 3.98%
  ALLTEL Corp.                                    2,337         119,187
  AT&T Corp.                                      5,953         155,433
  AT&T Wireless Services*                        21,298         120,334
  BellSouth                                      14,240         368,389
  Century Telephone                               1,079          31,701
  Citizens Communications*                        2,125          22,419
  Nextel Communications, Inc.*                    7,285          84,142

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   S&P 500 INDEX PORTFOLIO                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
TELECOMMUNICATION SERVICES - 3.98%
(CONTINUED)
  Qwest Communications International*            11,753  $       58,765
  SBC Communications Inc.                        24,490         663,924
  Sprint Corp. FON                                6,949         100,622
  Sprint Corp. PCS*                               8,029          35,167
  Verizon Communications                         20,582         797,551
                                                         --------------
                                                              2,557,634
                                                         --------------
UTILITIES - 2.75%
  AES Corp.*                                      4,927          14,880
  Allegheny Energy                                1,223           9,246
  Ameren Corporation                              1,161          48,263
  American Electric Power                         2,570          70,238
  Calpine Corp.*                                  2,995           9,764
  CenterPoint Energy                              2,265          19,253
  CINergy Corp.                                   1,282          43,229
  CMS Energy                                      1,116          10,535
  Consolidated Edison                             1,637          70,096
  Constellation Energy Group                      1,229          34,191
  Dominion Resources                              2,322         127,478
  DTE Energy Co.                                  1,288          59,763
  Duke Energy                                     6,720         131,309
  Dynegy Inc.                                     2,995           3,534
  Edison International*                           2,410          28,559
  El Paso Corp.                                   4,625          32,190
  Entergy Corp.                                   1,705          77,731
  Exelon Corp.                                    2,483         131,028
  FirstEnergy Corp.                               2,275          75,007
  FPL Group                                       1,410          84,783
  Keyspan Energy                                  1,114          39,257
  Kinder Morgan                                     945          39,945
  Mirant Corporation*                             3,021           5,710
  NICOR Inc.                                        341          11,604
  NiSource Inc.                                   1,870          37,400
  Peoples Energy                                    272          10,513
  PG&E Corp.*                                     3,078          42,784
  Pinnacle West Capital                             702          23,931
                                                 SHARES           VALUE

                                                     ------------------
UTILITIES - 2.75% (CONTINUED)
  PPL Corp.                                       1,227  $       42,552
  Progress Energy, Inc.                           1,786          77,423
  Progress Energy, Inc. CVO                         968             126
  Public Serv. Enterprise Inc.                    1,685          54,089
  Sempra Energy                                   1,621          38,337
  Southern Co.                                    5,353         151,970
  TECO Energy                                     1,398          21,628
  TXU Corp.                                       2,493          46,569
  Williams Cos.                                   4,091          11,046
  Xcel Energy Inc                                 3,011          33,121
                                                         --------------
                                                              1,769,082
                                                         --------------
    Total Common Stocks
       (cost $52,941,822)                                    62,039,070
                                                         --------------

UNIT INVESTMENT TRUST(2) - .46%
  S&P 500 Depositary Receipts                     3,350         295,445
                                                         --------------
    Total Unit Investment Trust
       (cost $289,184)                                          295,445
                                                         --------------
                                              PRINCIPAL           VALUE

                                                     ------------------

SHORT-TERM INVESTMENTS(2) - 3.32%
NORTHERN TRUST DIVERSIFIED ASSETS
PORTFOLIO - 2.95%                         $   1,896,248  $    1,896,248
                                                         --------------
U.S. TREASURY BILL - .37%
  U.S. Treasury Bill (1.370% due
     03/20/03)                                  240,000         239,386
                                                         --------------
    Total Short-Term Investments
       (cost $2,135,634)                                      2,135,634
                                                         --------------
TOTAL INVESTMENTS - 100.21%
   (cost $55,366,640)(1)                                     64,470,149
                                                         --------------
OTHER ASSETS AND LIABILITIES - (.21%)                          (131,969)
                                                         --------------
TOTAL NET ASSETS - 100.00%                               $   64,338,180
                                                         ==============

-------------

*    Non-income producing
(1) For federal income tax purposes, cost is $55,694,198 and gross unrealized appreciation and depreciation of securities as of December 31, 2002 was $18,701,730 and ($9,925,779), respectively.
(2) Securities and other assets with an aggregate value of $1,977,525 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of December 31, 2002:

                                                         UNREALIZED
                                                      APPRECIATION/
TYPE                                      CONTRACTS  (DEPRECIATION)
-------------------------------------------------------------------
S&P 500 Index (03/03)                           9       $(61,312)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                     S&P MIDCAP 400 INDEX PORTFOLIO
--------------------------------------------------------------------------------

DECEMBER 31, 2002

                                                 SHARES           VALUE

                                                     ------------------
COMMON STOCKS - 89.80%
CONSUMER DISCRETIONARY - 15.07%
  99(Cents) Only Stores*                          2,064  $       55,439
  Abercrombie & Fitch Co.*                        2,931          59,968
  American Eagle Outfitters*                      2,137          29,448
  Arvinmeritor Inc                                2,007          33,457
  Bandag Inc.                                       612          23,672
  Barnes & Noble*                                 1,993          36,014
  Belo Corp.                                      3,306          70,484
  BJ's Wholesale Club*                            2,113          38,668
  BLYTH Inc.                                      1,371          36,688
  Bob Evans Farms Inc.                            1,036          24,191
  Borders Group*                                  2,418          38,930
  Borg Warner Inc.                                  786          39,630
  Brinker International*                          2,900          93,525
  Callaway Golf Co.                               2,321          30,753
  CarMax Inc.*                                    3,000          53,640
  Catalina Marketing*                             1,639          30,322
  CBRL Group                                      1,561          47,033
  CDW Computer Centers, Inc.*                     2,547         111,686
  Cheesecake Factory*                             1,493          53,972
  Claire's Stores Inc.                            1,439          31,759
  Clayton Homes                                   4,061          49,463
  Coach, Inc.*                                    2,635          86,744
  Copart Inc.*                                    2,691          31,861
  D.R. Horton                                     4,334          75,195
  Dollar Tree Stores, Inc.*                       3,365          82,678
  Emmis Communications*                           1,579          32,891
  Entercom Communications*                        1,465          68,738
  Extended Stay America*                          2,763          40,754
  Federal Signal Corp.                            1,342          26,062
  Furniture Brands International*                 1,667          39,758
  Gentex Corporation*                             2,234          70,684
  GTECH Holdings Corp.*                           1,699          47,334
  Harte-Hanks, Inc.                               2,789          52,071
  Hispanic Broadcasting*                          3,214          66,048
  International Speedway                          1,572          58,620
  Krispy Kreme Doughnuts*                         1,600          54,032
  Lear Corporation*                               1,930          64,230
  Lee Enterprises                                 1,310          43,911
  Lennar Corp                                     1,906          98,350
  Macrovision Corp.*                              1,513          24,269
  Mandalay Resort Group*                          2,021          61,863
  Media General                                     687          41,186
  Michaels Stores*                                1,956          61,223
  Modine Manufacturing Co.                          992          17,539
  Mohawk Industries*                              1,997         113,729
  Neiman-Marcus Group*                            1,419          43,123
  Outback Steakhouse                              2,284          78,661
  Papa John's International Inc.*                   610          17,007
  Park Place Entertainment*                       8,941          75,104
  Payless Shoesource Inc.*                          666          34,279
  PETsMART, Inc.*                                 4,000          68,520
  Pier 1 Imports                                  2,925          55,370
  Reader's Digest Association                     2,950          44,545
  Ross Stores, Inc.                               2,339          99,150
  SAKS Inc.*                                      4,216          49,496
  Scholastic Corp.*                               1,151          41,378
  Six Flags Inc.*                                 2,736          15,623
                                                 SHARES           VALUE

                                                     ------------------
CONSUMER DISCRETIONARY - 15.07%
(CONTINUED)
  Superior Industries                               771  $       31,889
  Timberland Co*                                  1,119          39,848
  Unifi Inc.*                                     1,596           8,379
  United Rentals*                                 2,265          24,371
  Washington Post                                   281         207,374
  Westwood One, Inc.*                             3,169         118,394
  Williams-Sonoma Inc.*                           3,411          92,609
                                                         --------------
                                                              3,493,632
                                                         --------------
CONSUMER STAPLES - 5.07%
  Church & Dwight                                 1,167          35,512
  Constellation Brands*                           2,634          62,452
  Dean Foods*                                     2,666          98,909
  Dial Corporation                                2,804          57,117
  Dole Foods                                      1,660          54,083
  Dreyer's Grand Ice Cream                        1,028          72,947
  Hormel Foods Corp.                              4,109          95,863
  Interstate Bakeries Corp.                       1,290          19,673
  J.M. Smucker Co.                                1,454          57,884
  Lancaster Colony                                1,083          42,324
  Longs Drug Stores Corp.                         1,131          23,457
  McCormick & Co.                                 4,120          95,584
  PepsiAmericas, Inc.                             4,582          61,536
  Ruddick Corp.                                   1,375          18,824
  Sensient Technologies Corp.                     1,412          31,728
  Smithfield Foods*                               3,279          65,055
  Tootsie Roll                                    1,529          46,910
  Tyson Foods                                    10,458         117,337
  Universal Corp.                                   776          28,681
  Whole Foods Market, Inc.*                       1,673          88,217
                                                         --------------
                                                              1,174,093
                                                         --------------
ENERGY - 6.71%
  Cooper Cameron Corp*                            1,600          79,712
  ENSCO International                             4,451         131,082
  FMC Technologies*                               1,935          39,532
  Forest Oil*                                     1,387          38,351
  Grant Prideco*                                  3,297          38,377
  Hanover Compressor Co.*                         1,944          17,846
  Helmerich & Payne                               1,477          41,223
  Murphy Oil                                      2,706         115,952
  National-Oilwell Inc.*                          2,393          52,263
  Noble Energy, Inc                               1,685          63,272
  Ocean Energy,Inc.                               5,180         103,445
  Overseas Shipholding Group Inc.                 1,017          18,204
  Patterson-UTI Energy, Inc.*                     2,337          70,507
  Pioneer Natural Resources*                      3,430          86,608
  Pride International*                            3,935          58,632
  Smith International*                            3,001          97,893
  Tidewater Inc.                                  1,791          55,700
  Valero Energy                                   3,132         115,696
  Varco International*                            2,855          49,677
  Weatherford International Ltd.*                 3,852         153,809
  Western Gas Resources Inc.                        975          35,929
  XTO Energy Inc.                                 3,700          91,390
                                                         --------------
                                                              1,555,100
                                                         --------------
FINANCIALS - 17.09%
  A.G. Edwards                                    2,392          78,840
  Allmerica Financial*                            1,568          15,837
  American Financial Group                        2,034          46,924

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   S&P MIDCAP 400 INDEX PORTFOLIO                     SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
FINANCIALS - 17.09% (CONTINUED)
  AmeriCredit Corp.*                              4,400  $       34,056
  AmerUs Group Co.                                1,196          33,811
  Associated Banc-Corp.                           2,263          76,806
  Astoria Financial                               2,660          72,219
  Bank of Hawaii Corp.                            2,020          61,388
  Banknorth Group Inc                             4,370          98,762
  Brown & Brown Inc.                              1,900          61,408
  City National Corp.                             1,478          65,017
  Colonial BancGroup                              3,698          44,117
  Commerce Bancorp.                               1,966          84,912
  Compass Bancshares                              3,773         117,982
  DIME BANCORP INC*                               1,500             182
  E*Trade Group*                                 10,776          52,371
  Eaton Vance                                     2,062          58,252
  Everest Re Group                                1,517          83,890
  Fidelity Natational Financial                   2,828          92,843
  First Virginia Banks                            2,124          79,077
  FirstMerit Corp.                                2,516          54,497
  Gallagher(Arthur J.)                            2,545          74,772
  Greater Bay Bancorp                             1,494          25,831
  Greenpoint Financial Corp.                      2,960         133,733
  HCC Insurance Holdings                          1,839          45,239
  Hibernia Corp.                                  4,733          91,158
  Horace Mann Educators Corp.                     1,208          18,519
  Hospitality Properties Trust                    1,853          65,226
  Independence Community Bank                     1,711          43,425
  IndyMac Bancorp*                                1,694          31,322
  Investment Technology Group*                    1,457          32,579
  Investors Financial Services                    1,907          52,233
  LaBranche & Co.*                                1,748          46,567
  Legg Mason                                      1,901          92,275
  Leucadia National Corp.                         1,640          61,188
  Liberty Property Trust                          2,250          71,865
  M&T Bank Corp.                                  2,743         217,657
  Mercantile Bankshares                           2,068          79,804
  Metris Cos. Inc.                                1,757           4,340
  National Commerce Financial                     6,118         145,914
  Neuberger Berman Inc.                           2,082          69,726
  New Plan Excel Realty Trust                     2,808          53,605
  New York Community Bancorp                      3,172          91,607
  Ohio Casualty Corp.*                            1,784          23,103
  Old Republic International                      3,562          99,736
  PMI Group                                       2,669          80,177
  Protective Life Corp.                           2,031          55,893
  Provident Financial Group Inc.                  1,457          37,926
  Radian Group                                    2,800         104,020
  Roslyn Bancorp                                  2,502          45,111
  SEI Investments                                 3,253          88,417
  Silicon Valley Bancshares*                      1,352          24,674
  Sovereign Bancorp                               7,706         108,267
  StanCorp Financial Group                          878          42,890
  TCF Financial                                   2,238          97,778
  The MONY Group                                  1,436          34,378
  Unitrin, Inc.                                   2,000          58,440
  Waddell & Reed Financial Investment             2,381          46,834
  Webster Financial Corp.                         1,446          50,321
  Westamerica Bancorp                               991          39,818
  Wilmington Trust Corp.                          1,941          61,491
                                                         --------------
                                                              3,961,050
                                                         --------------
                                                 SHARES           VALUE

                                                     ------------------
HEALTH CARE - 10.92%
  AdvancePCS*                                     2,732  $       60,678
  Apogent Technologies*                           3,162          65,770
  Apria Healthcare Group Inc.*                    1,613          35,873
  Barr Laboratories*                              1,287          83,771
  Beckman Coulter Inc.                            1,826          53,904
  Charles River Labs*                             1,250          48,100
  Covance Inc.*                                   1,844          45,344
  Cytyc Corp.*                                    3,623          36,955
  DENTSPLY International Inc.                     2,314          86,081
  Edwards Lifesciences Corp.*                     1,769          45,056
  Express Scripts, Inc.*                          2,367         113,711
  First Health Group Corp.*                       2,995          72,928
  Gilead Sciences, Inc.*                          5,775         196,350
  Health Net, Inc.*                               3,707          97,865
  Henry Schein, Inc.*                             1,269          57,105
  Hillenbrand Industries                          1,858          89,760
  ICN Pharmaceuticals, Inc.                       2,463          26,871
  IDEC Pharmaceuticals Corporation*               4,513         149,696
  INCYTE Genomics Inc *                           1,991           9,079
  IVAX Corp.*                                     5,759          69,857
  LifePoint Hospitals*                            1,167          34,929
  Lincare Holdings Inc.*                          3,180         100,552
  Millennium Pharmaceuticals, Inc.*               8,360          66,378
  Mylan Laboratories                              3,731         130,211
  Omnicare, Inc.                                  2,787          66,414
  Oxford Health Plans*                            2,602          94,843
  PacifiCare Health Systems Inc.*                 1,030          28,943
  Patterson Dental Company*                       2,004          87,655
  Perrigo Co.*                                    2,152          26,147
  Protein Design Labs Inc.*                       2,627          22,330
  Sepracor Inc.*                                  2,482          24,001
  SICOR Inc.*                                     3,753          59,485
  STERIS Corp.*                                   2,053          49,785
  Triad Hospitals*                                2,156          64,313
  Universal Health Services*                      1,773          79,962
  Varian Medical Systems*                         2,012          99,795
  Vertex Pharmaceuticals*                         2,241          35,520
  VISX Inc.*                                      1,602          15,347
                                                         --------------
                                                              2,531,364
                                                         --------------
INDUSTRIALS - 11.77%
  AGCO Corp.*                                     2,210          48,841
  Airborne Inc.                                   1,431          21,222
  Alaska Air Group Inc.*                            786          17,017
  Albany International Corp.                        947          19,565
  Alexander & Baldwin Inc.                        1,208          31,154
  Ametek Inc.                                       977          37,605
  Banta Corp.                                       741          23,171
  BISYS Group*                                    3,530          56,127
  C.H. Robinson Worldwide, Inc.                   2,500          78,000
  Career Education*                               1,400          56,000
  Carlisle Companies                                902          37,325
  Ceridian Corp.*                                 4,386          63,246
  Certegy, Inc.*                                  2,055          50,450
  Checkfree Corp*                                 2,316          37,058
  ChoicePoint Inc.*                               2,526          99,752
  CNF Inc.                                        1,421          47,234
  CSG Systems International*                      1,562          21,321
  DeVRY Inc.*                                     2,073          34,433
  Donaldson Co.                                   1,307          47,052
  DST Systems Inc.*                               3,538         125,776

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                     S&P MIDCAP 400 INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
INDUSTRIALS - 11.77% (CONTINUED)
  Dun & Bradstreet*                               2,205  $       76,050
  Dycom Industries Inc.*                          1,416          18,762
  Education Management*                           1,036          38,954
  EGL Inc.*                                       1,419          20,221
  Energizer Holdings Inc.*                        2,613          72,903
  Expeditors International of
     Washington, Inc.                             3,071         100,268
  Fastenal Company                                2,243          83,866
  Flowserve Corporation*                          1,631          24,122
  GATX Corp.                                      1,446          32,998
  Granite Construction Inc.                       1,221          18,926
  Harsco Corp.                                    1,188          37,885
  HON Industries                                  1,743          49,292
  Hubbell Inc.*                                   1,749          61,460
  J.B. Hunt Transport Services Inc.*              1,076          31,527
  Jacobs Engineering Group*                       1,615          57,494
  Kaydon Corp.                                      888          18,834
  Kelly Services Inc.                             1,070          26,440
  Kennametal Inc.                                 1,011          34,859
  Korn/Ferry International*                       1,122           8,393
  L-3 Communications Holdings*                    2,767         124,266
  Manpower Inc.                                   2,235          71,297
  Miller (Herman)                                 2,248          41,363
  Nordson Corp.                                     992          24,631
  Pentair Inc.                                    1,456          50,305
  Pittston Brink's Group                          1,604          29,642
  Precision Castparts                             1,535          37,224
  Quanta Services Inc.*                           1,780           6,230
  Republic Services*                              4,919         103,199
  Rollins Inc.                                      892          22,701
  Sequa Corp.*                                      309          12,085
  Sotheby's Holdings Inc.*                        1,819          16,371
  SPX Corp.*                                      2,452          91,827
  Swift Transportation*                           2,555          51,146
  Sylvan Learning Systems Inc.*                   1,181          19,368
  Tecumseh Products Co.                             548          24,183
  Teleflex                                        1,158          49,667
  Trinity Industries Inc.                         1,358          25,748
  Valassis Communication*                         1,588          46,735
  Viad Corp.                                      2,630          58,781
  Wallace Computer Services Inc.                  1,225          26,350
  York International                              1,165          29,789
                                                         --------------
                                                              2,728,511
                                                         --------------
INFORMATION TECHNOLOGY - 11.25%
  3Com Corp.*                                    10,565          48,916
  Activision, Inc.*                               1,969          28,728
  Acxiom Corp.*                                   2,596          39,926
  Adtran Inc.*                                    1,145          37,671
  Advanced Fibre Communications*                  2,451          40,883
  Advent Software, Inc.*                          1,026          13,984
  Affiliated Computer*                            3,903         205,493
  Arrow Electronics*                              2,976          38,063
  Ascential Software Corp.*                       7,531          18,074
  Atmel Corp.*                                   13,850          30,886
  Avnet, Inc *                                    3,540          38,338
  Avocent Corp.*                                  1,334          29,641
  Cabot Microelectronics Corp.*                     718          33,890
  Cadence Design Systems*                         7,831          92,327
  Cirrus Logic Inc.*                              2,432           7,004
  CommScope Inc.*                                 1,833          14,481
  Credence Systems Corp.*                         1,794          16,738
                                                 SHARES           VALUE

                                                     ------------------
INFORMATION TECHNOLOGY - 11.25%
(CONTINUED)
  Cree Inc.*                                      2,154  $       35,218
  Cypress Semiconductor*                          3,649          20,872
  Diebold, Inc.                                   2,130          87,799
  Fairchild Semiconductor*                        3,457          37,024
  FEI Company*                                      958          14,648
  Gartner, Inc.*                                  2,527          23,880
  Harris Corp.                                    1,960          51,548
  Henry (Jack) & Assoc.                           2,676          32,219
  Imation Corp.*                                  1,038          36,413
  InFocus Corp.*                                  1,166           7,183
  Integrated Device Technology*                   3,094          25,897
  Internet Security Systems Inc.*                 1,429          26,194
  Intersil Corp.*                                 4,033          56,220
  Intl Rectifier*                                 1,879          34,686
  Keane Inc.*                                     2,258          20,299
  KEMET Corp.*                                    2,547          22,261
  Lam Research*                                   3,772          40,738
  Lattice Semiconductor Corp.*                    3,246          28,467
  Legato Systems Inc.*                            3,392          17,062
  LTX Corp.*                                      1,450           8,744
  Macromedia Inc.*                                1,740          18,531
  McDATA Corp.*                                   3,355          23,821
  Mentor Graphics Corp.*                          1,940          15,248
  Micrel Inc.*                                    2,756          24,749
  Microchip Technology Incorporated               5,915         144,622
  MPS Group Inc.*                                 3,062          16,963
  National Instruments*                           1,521          49,417
  Network Associates, Inc.*                       4,559          73,354
  Newport Corp.*                                  1,121          14,080
  Overture Services Inc.*                         1,700          46,427
  Plantronics Inc.*                               1,374          20,789
  Plexus Corp.*                                   1,239          10,878
  Polycom Inc.*                                   2,962          28,198
  Powerwave Technologies Inc.*                    1,940          10,476
  Quantum Corp.*                                  4,577          12,221
  Retek Inc.*                                     1,546           4,205
  Reynolds & Reynolds                             2,073          52,799
  RF Micro Devices, Inc.*                         4,948          36,269
  RSA Security Inc.*                              1,679          10,057
  SanDisk Corp.*                                  2,032          41,250
  Semtech Corp*                                   2,165          23,642
  Storage Technology*                             3,144          67,344
  Sybase Inc.*                                    2,933          39,302
  Sykes Enterprises Inc.*                         1,196           3,923
  Symantec Corporation*                           4,207         170,426
  Synopsys, Inc.*                                 2,307         106,468
  Tech Data Corp.*                                1,668          44,969
  Titan Corp.*                                    2,279          23,702
  Transaction Systems Architects Inc.*            1,046           6,799
  Triquint Semiconductor Inc.*                    3,885          16,472
  Varian Inc.*                                      857          24,587
  Vishay Intertechnology*                         4,714          52,703
  Wind River Systems Inc.*                        2,338           9,586
                                                         --------------
                                                              2,606,692
                                                         --------------
MATERIALS - 4.52%
  A. Schulman Inc.                                  874          16,265
  Airgas Inc.*                                    2,062          35,570
  AK Steel Holding Corp.*                         3,203          25,624
  Albemarle Corp.                                 1,229          34,965
  Arch Coal Inc.                                  1,552          33,508

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   S&P MIDCAP 400 INDEX PORTFOLIO                     SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
MATERIALS - 4.52% (CONTINUED)
  Bowater Inc.                                    1,632  $       68,462
  Cabot Corp.                                     1,840          48,834
  Carpenter Technology Corp.                        659           8,205
  Crompton Corporation                            3,356          19,968
  Cytec Industries Inc.*                          1,173          31,999
  Ferro Corp.                                     1,170          28,583
  FMC Corp.*                                      1,033          28,222
  Fuller (H.B.) Co.                                 840          21,739
  Glatfelter                                      1,285          16,911
  GrafTech International Ltd.*                    1,654           9,858
  IMC Global Inc.                                 3,404          36,321
  Longview Fibre Co.*                             1,512          10,932
  Lubrizol Corp.                                  1,518          46,299
  Lyondell Chemical Co.                           4,650          58,772
  Martin Marietta                                 1,442          44,212
  Minerals Technologies Inc.                        605          26,106
  Olin Corp.                                      1,641          25,518
  Packaging Corp. of America*                     3,124          56,982
  Peabody Energy                                  1,550          45,307
  Potlatch Corp.                                    841          20,083
  Rayonier Inc.                                     821          37,150
  RPM International Inc.                          3,387          51,753
  Solutia Inc.                                    3,104          11,268
  Sonoco Products                                 2,861          65,603
  Valspar Corp                                    1,488          65,740
  Wausau-Mosinee Paper Corp.                      1,525          17,111
                                                         --------------
                                                              1,047,870
                                                         --------------
TELECOMMUNICATION SERVICES - .55%
  Broadwing Inc.*                                 6,539          23,017
  Price Communications Corp.*                     1,624          22,460
  Telephone & Data Systems                        1,737          81,674
                                                         --------------
                                                                127,151
                                                         --------------
UTILITIES - 6.85%
  AGL Resources Inc.                              1,658          40,289
  Allete, Inc.                                    2,511          56,949
  Alliant Energy                                  2,680          44,354
  American Water Works                            2,958         134,530
  Aquila, Inc.                                    5,335           9,443
  Black Hills Corp.                                 792          21,004
  CLECO Corp.                                     1,333          18,662
  DPL Incorporated                                3,746          57,464
  DQE Inc.                                        2,121          32,324
  Energy East                                     4,270          94,324
  Equitable Resources                             1,874          65,665
                                                 SHARES           VALUE

                                                     ------------------
UTILITIES - 6.85% (CONTINUED)
  Great Plains Energy Inc.                        1,835  $       41,985
  Hawaiian Electric Industries                    1,071          47,103
  Idaho Power                                     1,113          27,636
  MDU Resources                                   2,093          54,020
  National Fuel Gas                               2,368          49,089
  Northeast Utilities                             4,060          61,590
  NSTAR                                           1,569          69,648
  OGE Energy Corp.                                2,309          40,638
  ONEOK Inc.                                      1,784          34,253
  Pepco Holdings, Inc.                            4,827          93,596
  PNM Resources Inc.                              1,158          27,584
  Puget Energy, Inc.                              2,756          60,770
  Questar Corp.                                   2,419          67,297
  SCANA Corp .                                    3,099          95,943
  Sierra Pacific Resources                        3,028          19,682
  Vectren Corporation                             2,006          46,138
  Westar Energy Inc.                              2,124          21,028
  WGL Holdings Inc.                               1,436          34,349
  Wisconsin Energy                                3,425          86,309
  WPS Resources Corp.                               933          36,219
                                                         --------------
                                                              1,589,885
                                                         --------------
    Total Common Stocks (cost
       $23,467,112)                                          20,815,348
                                                         --------------

UNIT INVESTMENT TRUST(2) - 3.34%
  S&P MidCap 400 Depositary Receipts              9,835         773,523
                                                         --------------
    Total Unit Investment Trust
       (cost $768,482)                                          773,523
                                                         --------------

                                              PRINCIPAL           VALUE

                                                     ------------------

SHORT-TERM INVESTMENTS(2) - 6.25%
NORTHERN TRUST DIVERSIFIED ASSETS
PORTFOLIO - 3.67%                         $     851,789  $      851,789
U.S. TREASURY BILL - 2.58%
  (1.370% due 03/20/03)                         600,000         598,462
                                                         --------------
    Total Short-Term Investments
       (cost $1,450,251)                                      1,450,251
                                                         --------------
TOTAL INVESTMENTS - 99.39%
   (cost $25,685,845)(1)                                     23,039,122
                                                         --------------
OTHER ASSETS AND LIABILITIES - .61%                             141,086
                                                         --------------
TOTAL NET ASSETS - 100.00%                               $   23,180,208
                                                         ==============

-------------

*    Non-income producing
(1) For federal income tax purposes, cost is $26,444,999 and gross unrealized appreciation and depreciation of securities as of December 31, 2002 was $1,861,769 and ($5,267,646), respectively.
(2) Securities and other assets with an aggregate value of $1,590,630 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of December 31, 2002:

                                                         UNREALIZED
                                                      APPRECIATION/
TYPE                                      CONTRACTS  (DEPRECIATION)
-------------------------------------------------------------------
S&P MidCap 400 Index (03/03)                  7         $(23,600)
S&P MidCap 400 Index Mini (03/03)             2         $   (200)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                           BALANCED INDEX PORTFOLIO
--------------------------------------------------------------------------------

DECEMBER 31, 2002

                                                 SHARES           VALUE

                                                     ------------------
COMMON STOCKS - 51.05%
CONSUMER DISCRETIONARY - 6.85%
  American Greetings*                                43  $          679
  AOL Time Warner Inc.*                           2,961          38,789
  AutoZone Inc.*                                     88           6,217
  Bed Bath & Beyond Inc.*                           186           6,423
  Best Buy Co., Inc.*                               202           4,878
  Big Lots, Inc.*                                    73             966
  Black & Decker Corp.                               56           2,402
  Brunswick Corp.                                    58           1,152
  Carnival Corp.                                    400           9,980
  Centex Corp.                                       39           1,958
  Circuit City Group                                134             994
  Clear Channel Communications                      380          14,170
  Comcast Corporation*                            1,557          36,698
  Cooper Tire & Rubber                               49             752
  Costco Wholesale Corporation*                     295           8,278
  Dana Corp.                                        101           1,188
  Darden Restaurants                                123           2,515
  Delphi Corporation                                372           2,995
  Dillard Inc.                                       62             983
  Dollar General                                    218           2,605
  Dow Jones & Co.                                    59           2,551
  Eastman Kodak                                     205           7,183
  eBay Inc.*                                        170          11,529
  Family Dollar Stores                              129           4,026
  Federated Department Stores*                      141           4,055
  Ford Motor                                      1,227          11,411
  Fortune Brands, Inc.                              105           4,884
  Gannett Co.                                       176          12,637
  Gap (The)                                         563           8,738
  General Motors                                    387          14,265
  Genuine Parts                                     117           3,604
  Goodyear Tire & Rubber                            103             701
  Harley-Davidson                                   201           9,286
  Harrah's Entertainment*                            81           3,208
  Hasbro Inc.                                       114           1,317
  Hilton Hotels                                     243           3,089
  Home Depot                                      1,585          37,977
  International Game Technology*                     50           3,796
  Interpublic Group                                 199           2,802
  Johnson Controls                                   57           4,570
  Jones Apparel Group*                               80           2,835
  KB Home                                            32           1,371
  Knight-Ridder Inc.                                 51           3,226
  Kohl's Corp.*                                     216          12,085
  Leggett & Platt                                   130           2,917
  Limited Brands, Inc.                              284           3,956
  Liz Claiborne, Inc.                                72           2,135
  Lowe's Cos.                                       506          18,975
  Marriott International                            158           5,193
  Mattel, Inc.                                      281           5,381
  May Department Stores                             204           4,688
  Maytag Corp.                                       52           1,482
  McDonald's Corp.                                  883          14,199
  McGraw-Hill                                       129           7,797
  Meredith Corp.                                     33           1,357
  New York Times                                    112           5,122
  Newell Rubbermaid Co.                             176           5,338
  NIKE Inc.                                         181           8,049
  Nordstrom                                          89           1,688
  Office Depot*                                     209           3,085
                                                 SHARES           VALUE

                                                     ------------------
CONSUMER DISCRETIONARY - 6.85%
(CONTINUED)
  Omnicom Group                                     117  $        7,558
  Penney (J.C.)                                     173           3,981
  Pulte Homes, Inc.                                  27           1,292
  RadioShack Corp                                   123           2,305
  Reebok International*                              37           1,088
  Sears, Roebuck & Co.                              233           5,580
  Sherwin-Williams                                  108           3,051
  Snap-On Inc.                                       39           1,096
  Stanley Works                                      58           2,006
  Staples, Inc.*                                    320           5,856
  Starbucks Corporation*                            242           4,932
  Starwood Hotels & Resorts                         122           2,896
  Target Corp.                                      603          18,090
  Tiffany & Co.                                      96           2,295
  TJX Companies Inc.                                396           7,730
  TMP Worldwide Inc.*                                64             724
  Toys R Us, Inc.*                                  143           1,430
  Tribune Co.                                       204           9,274
  Tupperware Corp.                                   38             573
  Univision Communications*                         142           3,479
  V.F. Corp.                                         75           2,704
  Viacom Inc.*                                    1,194          48,667
  Visteon Corp.                                      86             599
  Wal-Mart Stores                                 2,999         151,478
  Walt Disney Co.                                 1,427          23,274
  Wendy's International                              75           2,030
  Whirlpool Corp.                                    48           2,507
  Yum! Brands, Inc*                                 194           4,699
                                                         --------------
                                                                728,324
                                                         --------------
CONSUMER STAPLES - 4.95%
  Alberto-Culver                                     37           1,865
  Albertson's                                       280           6,233
  Anheuser-Busch                                    598          28,943
  Archer-Daniels-Midland                            437           5,419
  Avon Products                                     157           8,458
  Brown-Forman Corp.*                                45           2,941
  Campbell Soup                                     279           6,548
  Clorox Co.                                        155           6,394
  Coca Cola Co.                                   1,697          74,363
  Coca-Cola Enterprises                             278           6,038
  Colgate-Palmolive                                 381          19,976
  ConAgra Foods, Inc.                               350           8,754
  Coors (Adolph)                                     24           1,470
  CVS Corp.                                         258           6,442
  General Mills                                     293          13,756
  Gillette Co.                                      721          21,890
  Heinz (H.J.)                                      233           7,659
  Hershey Foods                                      91           6,137
  Kellogg Co.                                       268           9,184
  Kimberly-Clark                                    367          17,421
  Kroger Co.*                                       552           8,528
  Pepsi Bottling Group                              188           4,832
  PepsiCo Inc.                                    1,188          50,157
  Philip Morris                                   1,476          59,822
  Procter & Gamble                                  865          74,338
  RJ Reynolds Tobacco                                50           2,106
  Safeway Inc.*                                     328           7,662
  Sara Lee Corp.                                    528          11,885
  Supervalu Inc.                                     87           1,436
  Sysco Corp.                                       440          13,108
  UST Inc.                                          107           3,577
  Walgreen Co.                                      666          19,440
  Winn-Dixie                                         96           1,467

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   BALANCED INDEX PORTFOLIO                           SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
CONSUMER STAPLES - 4.95% (CONTINUED)
  Wrigley (Wm) Jr.                                  150  $        8,232
                                                         --------------
                                                                526,481
                                                         --------------
ENERGY - 3.06%
  Amerada Hess                                       60           3,303
  Anadarko Petroleum                                160           7,664
  Apache Corp.                                       88           5,015
  Ashland Inc.                                       47           1,341
  Baker Hughes                                      218           7,017
  BJ Services*                                      100           3,231
  Burlington Resources                              142           6,056
  ChevronTexaco Corp.                               712          47,334
  ConocoPhillips                                    437          21,146
  Devon Energy Corp.                                 81           3,718
  EOG Resources                                      75           2,994
  Exxon Mobil Corp.                               4,628         161,703
  Halliburton Co.                                   293           5,482
  Kerr-McGee                                         70           3,101
  Marathon Oil Corp.                                206           4,386
  Nabors Industries Ltd.*                            98           3,456
  Noble Corporation*                                 90           3,164
  Occidental Petroleum                              244           6,942
  Rowan Cos.                                         62           1,407
  Schlumberger Ltd.                                 376          15,826
  Sunoco., Inc.                                      59           1,958
  Transocean Inc.                                   184           4,269
  Unocal Corp.                                      161           4,923
                                                         --------------
                                                                325,436
                                                         --------------
FINANCIALS - 10.48%
  ACE Limited                                       175           5,135
  AFLAC Corporation                                 350          10,542
  Allstate Corp.                                    492          18,199
  Ambac Financial Group                              70           3,937
  American Express                                  883          31,214
  American International Group                    1,782         103,089
  AmSouth Bancorporation                            260           4,992
  Aon Corp.                                         169           3,192
  Bank of America Corp.                           1,096          76,249
  Bank of New York                                  488          11,692
  Bank One Corp.                                    792          28,948
  BB&T Corporation                                  259           9,580
  Bear Stearns Cos.                                  73           4,336
  Capital One Financial                             129           3,834
  Charles Schwab                                    947          10,275
  Charter One Financial                             159           4,568
  Chubb Corp.                                       116           6,055
  Cincinnati Financial                              106           3,980
  Citigroup Inc.                                  3,463         121,863
  Comerica Inc.                                     103           4,454
  Countrywide Financial Corp.                        75           3,874
  Equity Office Properties                          275           6,870
  Equity Residential                                200           4,916
  Fannie Mae                                        666          42,844
  Federal Home Loan Mortgage                        460          27,163
  Fifth Third Bancorp                               374          21,898
  First Tennessee National                          100           3,594
  Fleet Boston Financial Group                      714          17,350
  Franklin Resources                                173           5,896
  Golden West Financial                             105           7,540
  Goldman Sachs Group                               285          19,409
  Hartford Financial Services Group                 142           6,451
  Household International                           313           8,705
  Huntington Bancshares                             161           3,012
  J.P. Morgan Chase & Co.                         1,332          31,968
                                                 SHARES           VALUE

                                                     ------------------
FINANCIALS - 10.48% (CONTINUED)
  Jefferson-Pilot                                   102  $        3,887
  John Hancock Financial                            200           5,580
  KeyCorp                                           287           7,215
  Lehman Bros.                                      160           8,526
  Lincoln National                                  127           4,011
  Loews Corp.                                       130           5,780
  Marsh & McLennan                                  356          16,451
  Marshall & Ilsley Corp.                           140           3,833
  MBIA Inc.                                          97           4,254
  MBNA Corp.                                        874          16,623
  Mellon Bank Corp.                                 325           8,486
  Merrill Lynch                                     554          21,024
  MetLife Inc.                                      523          14,142
  MGIC Investment                                    70           2,891
  Moody's Corp                                      107           4,418
  Morgan Stanley                                    748          29,860
  National City Corp.                               401          10,955
  North Fork Bancorporation                         110           3,711
  Northern Trust Corp.                              147           5,152
  Plum Creek Timber Co.                             120           2,832
  PNC Bank Corp.                                    192           8,045
  Principal Financial Group                         200           6,026
  Progressive Corp.                                 144           7,147
  Providian Financial Corp.*                        188           1,220
  Prudential Financial                              350          11,109
  Regions Financial Corp.                           166           5,538
  SAFECO Corp.                                       84           2,912
  Simon Property Group, Inc                         120           4,088
  SLM Corporation                                   104          10,801
  SouthTrust Corp.                                  222           5,517
  St. Paul Cos.                                     140           4,767
  State Street Corp.                                212           8,268
  Stilwell Financial                                147           1,921
  SunTrust Banks                                    200          11,384
  Synovus Financial                                 187           3,628
  T. Rowe Price Group                                80           2,182
  Torchmark Corp.                                    85           3,105
  Travelers Property Casualty Corp.*                607           8,893
  U.S. Bancorp                                    1,269          26,928
  Union Planters Corporation                        133           3,743
  UNUM Corp.                                        159           2,789
  Wachovia Corp.                                    916          33,379
  Washington Mutual                                 588          20,304
  Wells Fargo                                     1,170          54,839
  XL Capital                                         85           6,566
  Zions Bancorp                                      67           2,636
                                                         --------------
                                                              1,114,990
                                                         --------------
HEALTH CARE - 7.67%
  Abbott Labs                                     1,058          42,320
  Aetna Inc.                                         93           3,824
  Allergan, Inc.                                     86           4,955
  AmerisourceBergen Corp.                            70           3,802
  Amgen Inc.*                                       841          40,654
  Anthem, Inc.*                                      90           5,661
  Applera Corp-Applied Biosystems Group             138           2,421
  Bard (C.R.) Inc.                                   33           1,914
  Bausch & Lomb                                      35           1,260
  Baxter International Inc.                         384          10,752
  Becton, Dickinson                                 167           5,125
  Biogen, Inc.*                                      98           3,926
  Biomet, Inc.                                      183           5,245
  Boston Scientific*                                270          11,480
  Bristol-Myers Squibb                            1,338          30,975
  Cardinal Health, Inc.                             273          16,159

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                           BALANCED INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
HEALTH CARE - 7.67% (CONTINUED)
  Chiron Corporation*                               116  $        4,362
  CIGNA Corp.                                       108           4,441
  Forest Laboratories*                              110          10,804
  Genzyme General*                                  140           4,140
  Guidant Corp.*                                    203           6,263
  HCA Inc.                                          369          15,314
  Health Management Association                     180           3,222
  HEALTHSOUTH Corp.*                                255           1,071
  Humana Inc.*                                      111           1,110
  IMS Health Inc.                                   196           3,136
  Johnson & Johnson                               2,023         108,655
  King Pharmaceuticals*                             145           2,493
  Lilly (Eli) & Co.                                 747          47,435
  Manor Care Inc.*                                   68           1,265
  McKesson Corp.                                    186           5,028
  MedImmune, Inc.*                                  138           3,749
  Medtronic Inc.                                    822          37,483
  Merck & Co.                                     1,578          89,331
  Millipore Corp.*                                   30           1,020
  Pfizer, Inc.                                    4,235         129,462
  Pharmacia Corp                                    883          36,909
  Quest Diagnostics*                                 60           3,414
  Quintiles Transnational*                           76             920
  Schering-Plough                                 1,000          22,200
  St Jude Medical*                                  110           4,369
  Stryker Corp.                                     125           8,390
  Tenet Healthcare Corp.*                           310           5,084
  United Health Group Inc.                          214          17,869
  Watson Pharmaceuticals*                            64           1,809
  WellPoint Health Networks*                         82           5,835
  Wyeth                                             897          33,548
  Zimmer Holdings*                                  133           5,522
                                                         --------------
                                                                816,126
                                                         --------------
INDUSTRIALS - 5.80%
  3M Company                                        262          32,305
  Allied Waste Industries*                          125           1,250
  American Power Conversion Corporation*            128           1,939
  American Standard*                                 50           3,557
  AMR Corp.*                                         99             653
  Apollo Group, Inc.*                               125           5,500
  Automatic Data Processing Inc.                    415          16,289
  Avery Dennison Corp.                               74           4,520
  Block H&R                                         130           5,226
  Boeing Company                                    600          19,794
  Burlington Northern Santa Fe                      270           7,023
  Caterpillar Inc.                                  230          10,516
  Cendant Corporation*                              627           6,571
  Cintas Corporation                                116           5,307
  Concord EFS Inc.*                                 322           5,068
  Convergys Corp.*                                  101           1,530
  Cooper Industries, Ltd.                            62           2,260
  Crane Company                                      40             797
  CSX Corp.                                         144           4,077
  CumminsInc.                                        27             760
  Danaher Corp.                                      94           6,176
  Deere & Co.                                       155           7,107
  Delta Air Lines                                    81             980
  Deluxe Corp.                                       48           2,021
  Donnelley (R.R.) & Sons                            81           1,763
  Dover Corp.                                       134           3,907
  Eaton Corp.                                        48           3,749
  Emerson Electric                                  282          14,340
  Equifax Inc.                                       93           2,152
  Federal Express                                   192          10,410
                                                 SHARES           VALUE

                                                     ------------------
INDUSTRIALS - 5.80% (CONTINUED)
  First Data                                        546  $       19,334
  Fiserv, Inc.*                                     120           4,074
  Fluor Corp.                                        50           1,400
  General Dynamics                                  133          10,556
  General Electric                                6,781         165,117
  Goodrich Corporation                               67           1,227
  Grainger (W.W.) Inc.                               62           3,196
  Honeywell International Inc.                      528          12,672
  Illinois Tool Works                               199          12,907
  Ingersoll-Rand Co. Ltd.                           107           4,607
  ITT Industries, Inc.                               58           3,520
  Lockheed Martin Corp.                             283          16,343
  Masco Corp.                                       297           6,252
  McDermott International*                           40             175
  Navistar International Corp.*                      41             997
  Norfolk Southern Corp.                            253           5,057
  Northrop Grumman Corp.                             90           8,723
  PACCAR Inc.                                        76           3,506
  Pall Corp.                                         82           1,368
  Parker-Hannifin                                    74           3,414
  Paychex, Inc.                                     245           6,836
  Pitney-Bowes                                      170           5,552
  Power-One Inc.*                                    45             255
  Raytheon Co.                                      225           6,919
  Robert Half International*                        111           1,788
  Rockwell Automation, Inc.                         124           2,568
  Rockwell Collins                                  124           2,884
  Ryder System                                       39             875
  Sabre Holding Corp.*                               85           1,539
  Southwest Airlines                                492           6,839
  Textron Inc.                                       95           4,084
  Thomas & Betts Corp.*                              38             642
  Tyco International                              1,317          22,494
  Union Pacific                                     164           9,819
  United Parcel Service                             680          42,896
  United Technologies                               311          19,263
  Waste Management Inc.                             411           9,420
                                                         --------------
                                                                616,665
                                                         --------------
INFORMATION TECHNOLOGY - 7.32%
  ADC Telecommunications, Inc.*                     528           1,104
  Adobe Systems Incorporated                        158           3,919
  Advanced Micro Devices*                           202           1,305
  Agilent Technologies*                             299           5,370
  Altera Corporation*                               264           3,255
  Analog Devices*                                   234           5,586
  Andrew Corp.*                                      53             545
  Apple Computer, Inc.*                             215           3,081
  Applied Materials, Inc.*                        1,068          13,916
  Applied Micro Circuits*                           202             745
  Autodesk, Inc.                                     78           1,115
  Avaya Inc.*                                       179             439
  BMC Software*                                     161           2,755
  Broadcom Corporation*                             142           2,139
  CIENA Corporation*                                215           1,105
  Cisco Systems, Inc.*                            4,925          64,518
  Citrix Systems, Inc.*                             122           1,503
  Computer Associates International                 389           5,252
  Computer Sciences Corp.*                          111           3,824
  Compuware Corporation*                            238           1,142
  Comverse Technology, Inc.*                        101           1,012
  Corning Inc.*                                     729           2,413
  Dell Computer Corporation*                      1,770          47,330
  Electronic Arts Inc.*                             100           4,977
  Electronic Data Systems                           308           5,676

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   BALANCED INDEX PORTFOLIO                           SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
INFORMATION TECHNOLOGY - 7.32%
(CONTINUED)
  EMC Corp.*                                      1,497  $        9,192
  Gateway Inc.*                                     213             669
  Hewlett-Packard                                 2,088          36,248
  Intel Corporation                               4,605          71,700
  International Business Machines                 1,172          90,830
  Intuit Inc.*                                      127           5,959
  Jabil Circuit*                                    143           2,563
  JDS Uniphase Corporation*                         873           2,156
  KLA-Tencor Corporation*                           123           4,351
  Lexmark International Inc*                         85           5,143
  Linear Technology Corporation                     206           5,298
  LSI Logic*                                        242           1,396
  Lucent Technologies*                            2,285           2,879
  Maxim Integrated Products, Inc.                   187           6,178
  Mercury Interactive Corporation*                   53           1,571
  Micron Technology*                                367           3,575
  Microsoft Corporation*                          3,611         186,684
  Molex Incorporated                                130           2,995
  Motorola Inc.                                   1,495          12,932
  National Semiconductor*                           117           1,756
  NCR Corp.*                                         63           1,496
  Network Appliance, Inc.*                          201           2,010
  Novell Inc.*                                      218             728
  Novellus Systems, Inc.*                            86           2,415
  NVIDIA Corporation*                               100           1,151
  Oracle Corporation*                             3,830          41,364
  Parametric Technology Corp.*                      182             459
  PeopleSoft, Inc.*                                 182           3,331
  PerkinElmer                                        64             528
  PMC-Sierra Inc.*                                  102             567
  QLogic Corporation*                                50           1,726
  QUALCOMM Incorporated*                            490          17,831
  Rational Software*                                150           1,559
  Sanmina-SCI Corporation*                          346           1,554
  Scientific-Atlanta                                105           1,245
  Siebel Systems, Inc.*                             294           2,199
  Solectron*                                        564           2,002
  Sun Microsystems, Inc.*                         2,203           6,851
  SunGard Data Systems*                             170           4,005
  Symbol Technologies                               135           1,110
  Tektronix Inc.*                                    64           1,164
  Tellabs, Inc.*                                    271           1,970
  Teradyne Inc.*                                    114           1,483
  Texas Instruments                               1,184          17,772
  Thermo Electron*                                  114           2,294
  Unisys Corp.*                                     206           2,039
  VERITAS Software Corporation*                     258           4,030
  Waters Corporation*                               100           2,178
  Xerox Corp.*                                      440           3,542
  Xilinx, Inc.*                                     212           4,367
  Yahoo! Inc.*                                      359           5,870
                                                         --------------
                                                                778,941
                                                         --------------
MATERIALS - 1.45%
  Air Products & Chemicals                          152           6,498
  Alcoa Inc                                         571          13,007
  Allegheny Technologies Inc                         55             343
  Ball Corp.                                         40           2,048
  Bemis Company                                      35           1,737
  Boise Cascade                                      38             958
  Dow Chemical                                      590          17,523
  Du Pont (E.I.)                                    693          29,382
  Eastman Chemical                                   51           1,875
  Ecolab Inc.                                        86           4,257
  Engelhard Corp.                                    84           1,877
                                                 SHARES           VALUE

                                                     ------------------
MATERIALS - 1.45% (CONTINUED)
  Freeport-McMoran Copper & Gold*                   106  $        1,779
  Georgia-Pacific Group                             154           2,489
  Great Lakes Chemical Corp.                         36             860
  Hercules, Inc.*                                    71             625
  International Flavors & Fragrances                 68           2,387
  International Paper                               319          11,155
  Louisiana-Pacific Corp.*                           69             556
  MeadWestvaco Corporation                          132           3,262
  Monsanto Co.                                      150           2,888
  Newmont Mining Corp.                              261           7,577
  Nucor Corp.                                        56           2,313
  Pactiv Corp.*                                     112           2,448
  Phelps Dodge*                                      52           1,646
  PPG Industries                                    115           5,767
  Praxair, Inc.                                     104           6,008
  Rohm & Haas                                       144           4,677
  Sealed Air Corp.*                                  55           2,052
  Sigma-Aldrich Corporation                          56           2,727
  Temple-Inland                                      35           1,568
  United States Steel Corp.                          58             761
  Vulcan Materials                                   67           2,513
  Weyerhaeuser Corp.                                154           7,578
  Worthington Industries Inc.                        57             869
                                                         --------------
                                                                154,010
                                                         --------------
TELECOMMUNICATION SERVICES - 2.14%
  ALLTEL Corp.                                      208          10,608
  AT&T Corp.                                        499          13,029
  AT&T Wireless Services*                         1,804          10,193
  BellSouth                                       1,278          33,062
  Century Telephone                                  93           2,732
  Citizens Communications*                          171           1,804
  Nextel Communications, Inc.*                      611           7,057
  Qwest Communications International*             1,133           5,665
  SBC Communications Inc.                         2,259          61,241
  Sprint Corp. FON                                  580           8,398
  Sprint Corp. PCS*                                 638           2,794
  Verizon Communications                          1,847          71,572
                                                         --------------
                                                                228,155
                                                         --------------
UTILITIES - 1.33%
  AES Corp.*                                        360           1,087
  Allegheny Energy                                   70             529
  Ameren Corporation                                 91           3,783
  American Electric Power                           213           5,821
  Calpine Corp.*                                    200             652
  CenterPoint Energy                                195           1,658
  CINergy Corp.                                     105           3,541
  CMS Energy                                         80             755
  Consolidated Edison                               140           5,995
  Constellation Energy Group                         99           2,754
  Dominion Resources                                157           8,619
  DTE Energy Co.                                     94           4,362
  Duke Energy                                       486           9,496
  Dynegy Inc.                                       201             237
  Edison International*                             220           2,607
  El Paso Corp.                                     326           2,269
  Entergy Corp.                                     152           6,930
  Exelon Corp.                                      215          11,346
  FirstEnergy Corp.                                 205           6,759
  FPL Group                                         118           7,095
  Keyspan Energy                                     93           3,277
  Kinder Morgan                                      65           2,748
  Mirant Corporation*                               224             423
  NICOR Inc.                                         31           1,055

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                           BALANCED INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
UTILITIES - 1.33% (CONTINUED)
  NiSource Inc.                                     139  $        2,780
  Peoples Energy                                     23             889
  PG&E Corp.*                                       255           3,545
  Pinnacle West Capital                              56           1,909
  PPL Corp.                                          95           3,295
  Progress Energy, Inc.                             138           5,982
  Progress Energy, Inc. -- CVO                       65               8
  Public Serv. Enterprise Inc.                      143           4,590
  Sempra Energy                                     135           3,193
  Southern Co.                                      463          13,145
  TECO Energy                                       100           1,547
  TXU Corp.                                         174           3,250
  Williams Cos.                                     347             937
  Xcel Energy Inc                                   223           2,454
                                                         --------------
                                                                141,322
                                                         --------------
    Total Common Stocks
       (cost $7,626,861)                                      5,430,450
                                                         --------------

UNIT INVESTMENT TRUST - 2.45%
  S&P 500 Depositary Receipt                      2,962         260,844
                                                         --------------
    Total Unit Investment Trust
       (cost $254,776)                                          260,844
                                                         --------------

                                              PRINCIPAL           VALUE

                                                     ------------------
U.S. TREASURY OBLIGATIONS - 10.56%
U.S. TREASURY NOTES - 10.56%
  6.500% due 05/15/05                     $     200,000  $      222,008
  5.500% due 05/15/09                           100,000         113,457
  5.750% due 08/15/10                            80,000          91,981
  4.375% due 08/15/12                           275,000         287,450
  6.125% due 11/15/27                           350,000         408,939
                                                         --------------
    Total U.S. Treasury Obligations
       (cost $1,042,892)                                      1,123,835
                                                         --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -
5.34%
FEDERAL HOME LOAN MORTGAGE CORPORATION
  5.750% due 07/15/03                           555,000         568,287
                                                         --------------
    Total U.S. Government Agency
       Obligations
       (cost $553,875)                                          568,287
                                                         --------------
MORTGAGE-BACKED SECURITIES - 10.70%
FEDERAL HOME LOAN MORTGAGE CORPORATION
  FNCL (7.000% due 07/01/29)                    858,461         903,718
  FNCL (6.000% due 06/01/16)                    224,486         234,996
                                                         --------------
    Total Mortgage-Backed Securities
       (cost $1,086,215)                                      1,138,714
                                                         --------------
                                              PRINCIPAL           VALUE

                                                     ------------------
CORPORATE BONDS - 13.16%
BANK,BANK HOLDING COMPANIES & OTHER BANK
SERVICES - 3.73%
  Household Finance Corp.(5.875% due
     02/01/09)                            $     230,000  $      236,073
  Key Bank (5.000% due 07/17/07)                150,000         159,801
                                                         --------------
                                                                395,874
                                                         --------------
CAPITAL GOODS - 1.04%
  Honeywell International (7.500% due
     03/01/10)                                   50,000          58,431
  Masco Corp. (5.875% due 07/15/12)              50,000          52,586
                                                         --------------
                                                                111,017
                                                         --------------
CONSUMER CYCLICALS - 1.64%
  Amgen (6.500% due 12/01/07)                    50,000          55,325
  Ford Motor Credit Corp. (6.375% due
     02/01/29)                                  154,000         118,710
                                                         --------------
                                                                174,035
                                                         --------------
CONSUMER NON-DURABLE - .76%
  Campbell Soup Co. (5.500% due
     03/15/07)                                   75,000          81,101
                                                         --------------
MANUFACTURING - 3.23%
  Champion International Corp.(7.200%
     due 11/01/26)                              138,000         157,040
  Rohm & Haas Co.(6.950% due 07/15/04)          100,000         106,686
  Weyerhauser Co. (5.950% due 11/01/08)          75,000          80,062
                                                         --------------
                                                                343,788
                                                         --------------
TELECOMMUNICATION - 2.76%
  Citizen Communications (9.250% due
     05/15/11)                                  200,000         238,203
  Public Services Inc. (6.625% due
     02/15/11)                                   50,000          55,808
                                                         --------------
                                                                294,011
                                                         --------------
    Total Corporate Bonds
       (cost $1,289,281)                                      1,399,826
                                                         --------------

SHORT-TERM INVESTMENTS - 6.78%(2)
NORTHERN TRUST DIVERSIFIED ASSETS
PORTFOLIO - 1.15%                               122,151         122,151
                                                         --------------
U.S. TREASURY BILL - 5.63%
U.S. Treasury Bill
  (1.370% due 03/20/03)                         600,000         598,462
                                                         --------------
    Total Short-Term Investments
       (cost $720,613)                                          720,613
                                                         --------------
TOTAL INVESTMENTS - 100.04%
   (cost $12,574,513)(1)                                     10,642,569
                                                         --------------
OTHER ASSETS AND LIABILITIES - (.04%)                            (4,175)
                                                         --------------
TOTAL NET ASSETS - 100.00%                               $   10,638,394
                                                         ==============

-------------

*    Non-income producing
(1) For federal income tax purposes, cost is $12,636,413 and gross unrealized appreciation and depreciation of securities as of December 31, 2002 was $554,700 and ($2,548,544), respectively.
(2) Securities and other assets with an aggregate value of $659,175 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of December 31, 2002:

                                                         UNREALIZED
                                                      APPRECIATION/
TYPE                                      CONTRACTS  (DEPRECIATION)
-------------------------------------------------------------------
S&P 500 Index (03/03)                           3       $(20,438)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   NASDAQ-100 INDEX PORTFOLIO                         SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

DECEMBER 31, 2002

                                                 SHARES           VALUE

                                                      -----------------
COMMON STOCKS - 88.04%
BASIC INDUSTRIES - .81%
  Sigma-Aldrich Corporation                         756  $       36,817
  Smurfit-Stone Container Corporation*            2,645          40,709
                                                         --------------
                                                                 77,526
                                                         --------------
CAPITAL GOODS - 2.39%
  Maxim Integrated Products, Inc.                 4,919         162,524
  PACCAR Inc.                                     1,441          66,473
                                                         --------------
                                                                228,997
                                                         --------------
CONSUMER DURABLES - .29%
  Gentex Corporation*                               889          28,128
                                                         --------------
CONSUMER NON-DURABLES - 1.09%
  Cintas Corporation                              2,282         104,402
                                                         --------------
CONSUMER SERVICES - 15.01%
  Amazon.com, Inc.*                               2,836          53,572
  Apollo Group, Inc.*                             1,984          87,296
  Bed Bath & Beyond Inc.*                         4,273         147,547
  CDW Computer Centers, Inc.*                       979          42,929
  Comcast Corporation*                           10,562         248,946
  Costco Wholesale Corporation*                   2,670          74,920
  Dollar Tree Stores, Inc.*                       1,231          30,246
  eBay Inc.*                                      2,575         174,637
  Fastenal Company                                  818          30,585
  Henry Schein, Inc.*                               460          20,700
  Lamar Advertising Company*                        903          30,386
  PanAmSat Corporation*                           2,244          32,852
  PETsMART, Inc.*                                 1,525          26,123
  Ross Stores, Inc.                                 858          36,371
  Staples, Inc.*                                  3,460          63,318
  Starbucks Corporation*                          6,122         124,767
  TMP Worldwide Inc.*                             1,356          15,336
  USA Interactive*                                4,910         112,537
  Whole Foods Market, Inc.*                         633          33,378
  Yahoo! Inc.*                                    3,158          51,633
                                                         --------------
                                                              1,438,079
                                                         --------------
ENERGY - .29%
  Patterson-UTI Energy, Inc.*                       906          27,334
                                                         --------------
HEALTH CARE - 13.38%
  Amgen Inc.*                                     6,699         323,830
  Biogen, Inc.*                                   2,050          82,123
  Biomet, Inc.                                    3,894         111,602
  Cephalon, Inc.*                                   560          27,254
  Chiron Corporation*                             2,893         108,777
  DENTSPLY International Inc.                       834          31,025
  Express Scripts, Inc.*                            804          38,624
  First Health Group Corp.*                       1,188          28,928
  Genzyme General*                                3,022          89,359
  Gilead Sciences, Inc.*                          2,188          74,392
  Human Genome Sciences, Inc.*                    1,421          12,519
  ICOS Corporation*                                 699          16,364
  IDEC Pharmaceuticals Corporation*               1,857          61,597
  Invitrogen Corporation*                           541          16,928
  Lincare Holdings Inc.*                          1,160          36,679
  MedImmune, Inc.*                                2,975          80,831
  Millennium Pharmaceuticals, Inc.*               3,528          28,012
                                                 SHARES           VALUE

                                                      -----------------
HEALTH CARE - 13.38% (CONTINUED)
  Patterson Dental Company*                         736  $       32,193
  Teva Pharmaceutical Industries Limited          2,111          81,506
                                                         --------------
                                                              1,282,543
                                                         --------------
PUBLIC UTILITIES - 1.63%
  Nextel Communications, Inc.*                   13,488         155,786
                                                         --------------
TECHNOLOGY - 52.17%
  ADC Telecommunications, Inc.*                  10,997          22,984
  Adobe Systems Incorporated                      2,564          63,590
  Altera Corporation*                             5,847          72,094
  American Power Conversion Corporation*          2,191          33,194
  Apple Computer, Inc.*                           5,586          80,047
  Applied Materials, Inc.*                        9,646         125,687
  BEA Systems, Inc.*                              4,024          46,155
  Broadcom Corporation*                           2,004          30,180
  Brocade Communications Systems, Inc.*           2,654          10,988
  Check Point Software Technologies
     Ltd.*                                        2,653          34,409
  CIENA Corporation*                              5,676          29,175
  Cisco Systems, Inc.*                           28,727         376,324
  Citrix Systems, Inc.*                           2,281          28,102
  Compuware Corporation*                          2,823          13,550
  Comverse Technology, Inc.*                      2,137          21,413
  Dell Computer Corporation*                     10,603         283,524
  EchoStar Communications Corporation*            2,835          63,107
  Electronic Arts Inc.*                           1,598          79,532
  Fiserv, Inc.*                                   2,597          88,168
  Flextronics International Ltd.*                 6,172          50,549
  Intel Corporation                              25,815         401,940
  Intuit Inc.*                                    2,869         134,613
  JDS Uniphase Corporation*                      17,640          43,571
  Juniper Networks, Inc.*                         2,712          18,442
  KLA-Tencor Corporation*                         2,551          90,229
  Linear Technology Corporation                   4,637         119,264
  LM Ericsson Telephone Company*                  1,374           9,261
  Mercury Interactive Corporation*                  969          28,731
  Microchip Technology Incorporated               1,879          45,942
  Microsoft Corporation*                         20,470       1,058,299
  Molex Incorporated                              1,079          24,860
  Network Appliance, Inc.*                        4,017          40,170
  Novellus Systems, Inc.*                         1,698          47,680
  NVIDIA Corporation*                             1,856          21,363
  Oracle Corporation*                            24,742         267,214
  Paychex, Inc.                                   3,822         106,634
  PeopleSoft, Inc.*                               4,975          91,043
  Pixar*                                            586          31,052
  QLogic Corporation*                             1,052          36,305
  QUALCOMM Incorporated*                         10,522         382,892
  RF Micro Devices, Inc.*                         2,252          16,507
  Sanmina-SCI Corporation*                        5,879          26,397
  Siebel Systems, Inc.*                           6,304          47,154
  Sun Microsystems, Inc.*                        15,136          47,073
  Symantec Corporation*                           1,649          66,801
  Synopsys, Inc.*                                   756          34,889
  Tellabs, Inc.*                                  2,480          18,030
  VeriSign, Inc.*                                 2,472          19,825
  VERITAS Software Corporation*                   4,543          70,962
  Xilinx, Inc.*                                   4,874         100,404
                                                         --------------
                                                              5,000,319
                                                         --------------
TRANSPORTATION - .98%
  C.H. Robinson Worldwide, Inc.                     939          29,297

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                         NASDAQ-100 INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                      -----------------
TRANSPORTATION - .98% (CONTINUED)
  Expeditors International of
     Washington, Inc.                             1,153  $       37,645
  Ryanair Holdings*                                 682          26,707
                                                         --------------
                                                                 93,649
                                                         --------------
    Total Common Stocks
       (cost $15,584,362)                                     8,436,763
                                                         --------------

UNIT INVESTMENT TRUST(2) - 2.43%
  Nasdaq 100 Shares*                              9,554         232,831
                                                         --------------
    Total Unit Investment Trust
       (cost $234,477)                                          232,831
                                                         --------------

                                              PRINCIPAL           VALUE

                                                      -----------------

SHORT-TERM INVESTMENTS(2) - 6.74%
NORTHERN TRUST DIVERSIFIED ASSETS
PORTFOLIO - 3.20%                         $     307,030  $      307,030
                                                         --------------
U.S. TREASURY BILL - 3.54%
  (1.370% due 03/20/03)                         340,000         339,129
                                                         --------------
    Total Short-Term Investments
       (cost $646,159)                                          646,159
                                                         --------------
TOTAL INVESTMENTS - 97.21%
   (cost $16,464,998)(1)                                      9,315,753
                                                         --------------
OTHER ASSETS AND LIABILITIES(2) - 2.79%                         267,110
                                                         --------------
TOTAL NET ASSETS - 100.00%                               $    9,582,863
                                                         ==============

-------------

*    Non-income producing
(1) For federal income tax purposes, cost is $17,233,418 and gross unrealized appreciation and depreciation of securities as of December 31, 2002 was $331,327 and (8,248,992), respectively.
(2) Securities and other assets with an aggregate value of $927,780 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of December 31, 2002:

                                                         UNREALIZED
                                                      APPRECIATION/
TYPE                                      CONTRACTS  (DEPRECIATION)
-------------------------------------------------------------------
Nasdaq-100 Index (03/03)                        9       $(46,260)
Nasdaq-100 Index Mini (03/03)                   2       $ (1,010)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

DECEMBER 31, 2002

                                                 SHARES           VALUE

                                                     ------------------
COMMON STOCKS - 81.82%
BASIC MATERIALS - 2.96%
  A. Schulman Inc.                                  642  $       11,948
  Airgas Inc.*                                      962          16,595
  AMCOL International Corp.                         431           2,500
  Arch Chemicals Inc.                               436           7,957
  Brush Engineered Materials Inc.*                  362           1,991
  Buckeye Technologies Inc.*                        524           3,223
  Cabot Microelectronics Corp.*                     378          17,842
  Caraustar Industries Inc.*                        440           4,171
  Carpenter Technology Corp.                        417           5,192
  Century Aluminum Co.                              257           1,904
  Cleveland-Cliffs Inc.*                            193           3,831
  Crompton Corporation                            1,894          11,269
  Cytec Industries Inc.*                            662          18,059
  Deltic Timber Corp.                               215           5,741
  Ferro Corp.                                       541          13,217
  FMC Corp.*                                        439          11,993
  Georgia Gulf Corp.                                458          10,598
  Gibraltar Steel Corp.                             184           3,503
  Glatfelter                                        214           2,816
  Great Lakes Chemical Corp.                        624          14,901
  H.B. Fuller Co.                                   473          12,241
  Hecla Mining Co.*                               1,248           6,315
  International Specialty Products Inc.*            230           2,348
  Liquidmetal Technologies*                         109           1,121
  Longview Fibre Co.*                               853           6,167
  Louisiana-Pacific Corp.*                        1,745          14,065
  MacDermid Inc.                                    432           9,871
  Material Sciences Corp.*                          222           2,873
  Millennium Chemicals Inc.                       1,050           9,996
  Minerals Technologies Inc.                        444          19,159
  NL Industries Inc.                                185           3,145
  Octel Corp.                                       214           3,381
  Olin Corp.                                        866          13,466
  Omnova Solutions Inc.*                            661           2,664
  Oregon Steel Mills Inc.*                          561           2,255
  Penford Corp.                                     166           2,339
  PolyOne Corp.                                   1,313           5,147
  Pope & Talbot Inc.                                340           4,848
  Potlatch Corp.                                    474          11,319
  Quaker Chemical Corp.                             168           3,898
  Reliance Steel & Aluminum Co.                     395           8,232
  Roanoke Electric Steel Corp.                      213           2,024
  Rock-Tenn Co.                                     245           3,303
  Royal Gold Inc.                                   272           6,779
  RTI International Metals Inc.*                    452           4,565
  Ryerson Tull Inc.                                 485           2,959
  Schnitzer Steel Industries Inc.                    89           1,860
  Schweitzer-Mauduit International Inc.             324           7,938
  Solutia Inc.                                    1,748           6,345
  Southern Peru Copper Corp.                        306           4,406
  Spartech Corp.                                    320           6,602
  Steel Dynamics Inc.*                              532           6,400
  Stepan Co.                                        138           3,450
  Stillwater Mining Co.*                            719           3,847
  Symyx Technologies Inc.*                          498           6,270
  Terra Industries Inc.*                            846           1,294
  Tremont Corp.                                      28             834
                                                 SHARES           VALUE

                                                     ------------------
BASIC MATERIALS - 2.96% (CONTINUED)
  USEC Inc.                                       1,355  $        8,157
  Valhi Inc.                                        357           2,963
  W.R. Grace & CO.*                               1,424           2,791
  Wausau-Mosinee Paper Corp.                        605           6,788
  Wellman Inc.                                      532           7,177
                                                         --------------
                                                                410,853
                                                         --------------
COMMUNICATIONS - 6.64%
  1-800 Contacts Inc.*                              115           3,171
  1-800-FLOWERS.COM Inc.*                           269           1,681
  4 Kids Entertainment Inc.*                        207           4,571
  Acacia Research - Acacia Technologies*            427           1,029
  ACME Communications Inc.*                         201           1,602
  Acterna Corp.*                                    581              93
  Adtran Inc.*                                      440          14,476
  Advo Inc.*                                        410          13,460
  Aeroflex Inc.*                                  1,002           6,914
  Aether Systems Inc.*                              785           2,952
  Agile Software Corp.*                             820           6,347
  AirGate PCS Inc.*                                 532             330
  Akamai Technologies Inc.*                       2,139           3,700
  Alamosa Holdings Inc.*                          1,602             833
  Alaska Communications Systems Group
     Inc.*                                          135             248
  Allegiance Telecom Inc.*                        2,243           1,503
  Allen Telecom Inc.*                               598           5,663
  Alloy Inc.*                                       520           5,694
  American Tower Corp.*                           2,695           9,513
  Anaren Microwave Inc.*                            488           4,294
  Anixter International Inc.*                       521          12,113
  answerthink Inc.*                               1,019           2,548
  APAC Customer Services Inc.*                      561           1,313
  Ariba Inc.*                                     5,708          14,156
  Arris Group Inc.*                               1,422           5,077
  Asiainfo Holdings Inc.*                           629           3,988
  Aspect Communications Corp.*                    1,142           3,243
  At Road Inc.*                                     456           1,883
  Audiovox Corp.*                                   364           3,764
  Avanex Corp.*                                   1,272           1,333
  Avenue A Inc.*                                    754           2,187
  Avocent Corp.*                                    693          15,398
  Beasley Broadcast Group Inc.*                     127           1,519
  Black Box Corp.                                   440          19,712
  Boston Communications Group Inc.*                 279           3,546
  Broadwing Inc.*                                 3,195          11,246
  Cable Design Technologies Corp.*                  740           4,366
  C-COR.net Corp.*                                  684           2,271
  Centennial Communications Corp.*                  218             569
  Centillium Communications Inc.*                   603           1,363
  Chordiant Software Inc.*                          776           1,117
  ClearOne Communications Inc.*                     159             708
  CNET Networks Inc.*                             2,698           7,312
  Commonwealth Telephone Enterprises
     Inc.*                                          236           8,458
  CommScope Inc.*                                 1,110           8,769
  Computer Network Technology Corp.*                624           4,430
  Courier Corp.                                      80           3,667
  Cross Media Marketing Corp.*                      182             100
  Crown Castle International Corp.*               3,413          12,799
  Crown Media Holdings Inc.*                        544           1,229
  CT Communications Inc.                            365           4,125
  Digital Insight Corp.*                            471           4,093
  Digital River Inc.*                               582           6,955

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS             RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
COMMUNICATIONS - 6.64% (CONTINUED)
  Digitas Inc.*                                     203  $          702
  Dobson Communications Corp.*                      460           1,017
  DoubleClick Inc.*                               1,978          11,195
  drugstore.com Inc.*                               566           1,358
  E.piphany Inc.*                                 1,362           5,680
  EarthLink Inc.*                                 2,086          11,369
  EMS Technologies Inc.*                            228           3,559
  Enterasys Networks Inc.*                        3,511           5,477
  Entrust Inc.*                                   1,042           3,501
  eResearch Technology Inc.*                        175           2,931
  eSpeed Inc.*                                      489           8,284
  eUniverse Inc.*                                   260           1,477
  Extreme Networks Inc.*                          1,717           5,615
  F5 Networks Inc.*                                 482           5,177
  Finisar Corp.*                                  2,219           2,108
  Fisher Communications Inc.                        107           5,641
  Foundry Networks Inc.*                          1,435          10,102
  FreeMarkets Inc.*                                 855           5,505
  General Communications Inc.*                      899           6,032
  Golden Telecom Inc.*                              258           3,264
  Gray Television, Inc.*                            193           2,287
  Grey Global Group Inc.                             16           9,778
  GSI Commerce Inc.*                                406           1,482
  Harmonic Inc.*                                  1,295           2,979
  Harris Interactive Inc.*                          804           2,372
  Hickory Tech Corp.                                304           2,897
  Hollinger International Inc.                      865           8,788
  Homestore Inc.*                                 1,682           1,430
  Hypercom Corp.*                                   735           2,742
  I-Many Inc.*                                      877           1,245
  Inet Technologies Inc.*                           255           1,556
  Infonet Services Corp.*                         1,364           2,701
  Information Holdings Inc.*                        222           3,445
  Inktomi Corp.*                                  3,160           5,056
  INRANGE Technologies Corp.*                       189             444
  Insight Communications Co. Inc.*                  689           8,530
  InterDigital Communications Corp.*                907          13,206
  Interland, Inc.*                                2,042           2,655
  Internet Security Systems Inc.*                   635          11,640
  Interwoven Inc.*                                2,305           5,993
  Intrado Inc.*                                     331           3,244
  ITXC Corp.*                                       413             958
  Ixia*                                             467           1,705
  j2 Global Communications Inc.*                    109           2,075
  Journal Register Co.*                             454           8,072
  Keynote Systems Inc.*                             523           4,038
  LendingTree Inc.*                                 143           1,842
  Liberate Technologies*                          2,323           3,322
  Liberty Corp.                                     366          14,201
  Lightbridge Inc.*                                 614           3,776
  LodgeNet Entertainment Corp.*                     239           2,553
  LookSmart Ltd.*                                 1,486           3,685
  Martha Stewart Living Omnimedia Inc.*             217           2,142
  MasTec Inc.*                                      437           1,289
  MatrixOne Inc.*                                 1,021           4,390
  Mediacom Communications Corp.*                  1,166          10,272
  Metro One Telecommunications Inc.*                403           2,599
  MRV Communications Inc.*                        1,970           2,108
  Neoforma Inc.*                                    163           1,948
  Net.Bank Inc.*                                    816           7,899
  Net2Phone Inc.*                                   385           1,559
                                                 SHARES           VALUE

                                                     ------------------
COMMUNICATIONS - 6.64% (CONTINUED)
  Netegrity Inc.*                                   583  $        1,897
  Netflix Inc.*                                     120           1,321
  NetRatings Inc.*                                  166           1,195
  Netro Corp.*                                      836           2,282
  New Focus Inc.*                                 1,447           5,556
  Newport Corp.*                                    632           7,938
  Next Level Communications Inc.*                   360             292
  Nextel Partners Inc.*                           1,470           8,923
  NIC Inc.*                                         523             753
  North Pittsburgh Systems Inc.                     326           4,444
  Openwave Systems Inc.*                          3,783           7,566
  Oplink Communications Inc.*                     2,233           1,764
  Optical Communications Products Inc.*             325             351
  Overstock.com Inc.*                                65             845
  Overture Services Inc.*                           851          23,241
  Paradyne Networks Inc.*                           597             764
  Paxson Communications Corp.*                      669           1,378
  PC-Tel Inc.*                                      436           2,956
  Penton Media Inc.*                                324             220
  Plantronics Inc.*                                 630           9,532
  Playboy Enterprises Inc.*                         303           3,069
  Portal Software Inc.*                           2,595           2,097
  Powerwave Technologies Inc.*                    1,091           5,891
  Price Communications Corp.*                       804          11,119
  priceline.com Inc.*                             2,111           3,378
  PRIMEDIA Inc.*                                  2,839           5,848
  Private Media Group Inc.*                         313           1,017
  ProQuest Co.*                                     301           5,900
  Proxim Corp.*                                   1,989           1,730
  PTEK Holdings Inc.*                             1,026           4,514
  Pulitzer Inc.                                     194           8,720
  QRS Corp.*                                        296           1,954
  Quovadx Inc.*                                     455           1,101
  R.H. Donnelley Corp.*                             457          13,395
  Raindance Communications Inc.*                    940           3,036
  RCN Corp.*                                      1,284             681
  Regent Communications Inc.*                       580           3,428
  Register.com Inc.*                                642           2,889
  Remec Inc.*                                     1,227           4,761
  Riverstone Networks Inc.*                       2,636           5,588
  RMH Teleservices Inc.*                            254           2,667
  RSA Security Inc.*                                981           5,876
  S1 Corp.*                                       1,182           5,272
  Safeguard Scientifics Inc.*                     2,597           3,532
  Saga Communications Inc.*                         324           6,156
  Salem Communications Corp.*                       190           4,744
  Sapient Corp.*                                  1,767           3,622
  Secure Computing Corp.*                           637           4,083
  SeeBeyond Technology Corp.*                     1,135           2,758
  Shenandoah Telecommunications Co.                  71           3,473
  Sinclair Broadcast Group Inc.*                    513           5,966
  Sirius Satellite Radio Inc.*                    1,500             960
  SITEL Corp.*                                    1,230           1,476
  Somera Communications Inc.*                       682           1,841
  SonicWALL Inc.*                                 1,111           4,033
  Sonus Networks Inc.*                            3,017           3,017
  Spanish Broadcasting System Inc.*                 785           5,652
  SpectraLink Corp.*                                365           2,621
  Stamps.com Inc.*                                  762           3,559
  Stratex Networks, Inc.*                         1,792           3,960
  Stratos Lightwave Inc.*                           158             695

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
COMMUNICATIONS - 6.64% (CONTINUED)
  SureWest Communications                           289  $       10,751
  Sycamore Networks Inc.*                         2,654           7,670
  Talk America Holdings Inc.*                       499           2,794
  Tekelec*                                          774           8,088
  Tellium Inc.*                                   1,696           1,085
  Terayon Communication Systems Inc.*             1,414           2,899
  Thomas Nelson Inc.*                               174           1,743
  TIBCO Software Inc.*                            1,338           8,269
  Time Warner Telecom Inc.*                         926           1,954
  Tollgrade Communications Inc.*                    276           3,237
  Touch America Holdings Inc.*                    2,256             880
  Triton PCS Holdings Inc.*                         423           1,662
  TriZetto Group Inc.*                              657           4,034
  Turnstone Systems Inc.*                           764           2,063
  UbiquiTel Inc.*                                 1,275             510
  United Online Inc.*                               452           7,205
  US Unwired Inc.*                                1,935             948
  Value Line Inc.                                    30           1,303
  ValueClick Inc.*                                1,494           4,168
  ValueVision Media Inc.*                           438           6,561
  Verity Inc.*                                      480           6,428
  ViaSat Inc.*                                      401           4,628
  Vignette Corp.*                                 3,921           4,811
  Vitria Technology Inc.*                         1,613           1,210
  WatchGuard Technologies Inc.*                     572           3,650
  WebEx Communications, Inc.*                       386           5,790
  webMethods Inc.*                                  752           6,181
  Websense Inc.*                                    358           7,649
  Western Wireless Corp.*                         1,159           6,143
  World Wrestling Entertainment Inc.*               217           1,747
  WorldCom Inc.-MCI Group                             4               1
  XM Satellite Radio Holdings Inc.*               1,179           3,172
  Young Broadcasting Inc.*                          302           3,977
                                                         --------------
                                                                920,836
                                                         --------------
CONSUMER CYCLICAL - 10.38%
  7-Eleven Inc.*                                    504           3,780
  A.C. Moore Arts & Crafts Inc.*                    264           3,355
  Action Performance Cos.                           339           6,441
  Advanced Marketing Services Inc.                  305           4,484
  Aeropostale Inc.*                                 272           2,875
  AFC Enterprises Inc.*                             310           6,513
  Aftermarket Technology Corp.*                     165           2,393
  AirTran Holdings Inc.*                          1,370           5,343
  Alaska Air Group Inc.*                            402           8,703
  Alliance Gaming Corp.*                            706          12,023
  Ambassadors Group Inc.*                           121           1,566
  AMC Entertainment Inc.*                           571           5,053
  American Woodmark Corp.                           100           4,750
  Ameristar Casinos Inc.*                           225           3,173
  Angelica Corp.                                    188           3,882
  AnnTaylor Stores Corp.*                           734          14,988
  Applica Inc.*                                     351           1,755
  Arctic Cat Inc.                                   347           5,552
  Argosy Gaming Co.*                                415           7,856
  Asbury Automotive Group Inc.*                     167           1,404
  Ascent Media Group, Inc.*                         105             118
  Atlantic Coast Airlines Holdings Inc.*            678           8,156
  Aviall Inc.*                                      405           3,260
  Aztar Corp.*                                      571           8,154
  Bally Total Fitness Holding Corp.*                515           3,651
                                                 SHARES           VALUE

                                                     ------------------
CONSUMER CYCLICAL - 10.38% (CONTINUED)
  Bandag Inc.                                       245  $        9,477
  Bassett Furniture Industries Inc.                 219           3,136
  Beazer Homes USA Inc.*                            259          15,695
  bebe Stores Inc.*                                  95           1,273
  Bell Microproducts Inc.*                          378           2,094
  Benihana Inc.*                                    102           1,377
  Blair Corp.                                       174           4,058
  Bob Evans Farms Inc.                              583          13,613
  Boca Resorts Inc.*                                476           5,093
  Bombay Co.*                                       719           3,595
  Boyd Gaming Corp.*                                518           7,278
  Boyds Collection Ltd.*                            386           2,567
  Brookstone Inc.*                                  184           2,661
  Brown Shoe Co. Inc.                               382           9,103
  BUCA Inc.*                                        330           2,746
  Buckle Inc.*                                      153           2,754
  Building Materials Holding Corp.                  265           3,790
  Burlington Coat Factory Warehouse
     Corp.                                          389           6,983
  Bush Industries Inc.                              184             891
  Cache Inc.*                                        56             773
  California Pizza Kitchen Inc.*                    308           7,762
  Carmike Cinemas Inc.*                              48             943
  Casey's General Stores Inc.                       649           7,924
  Cash America International Inc.                   477           4,541
  Cato Corp.                                        317           6,844
  Champion Enterprises Inc.*                      1,059           3,018
  Championship Auto Racing Teams Inc.*              234             866
  Champps Entertainment Inc.*                       180           1,712
  Charlotte Russe Holding Inc.*                     163           1,729
  Charming Shoppes Inc.*                          1,792           7,491
  Checkers Drive-In Restaurants Inc.*               161           1,008
  Cherokee Inc.*                                    103           1,504
  Chicago Pizza & Brewery Inc.*                     229           1,580
  Children's Place Retail Stores Inc.*              249           2,649
  Choice Hotels International Inc.*                 373           8,467
  Christopher & Banks Corp.*                        391           8,113
  Churchill Downs Inc.                              131           5,002
  CKE Restaurants Inc.*                           1,105           4,752
  Claire's Stores Inc.                              706          15,581
  Coachmen Industries Inc.                          313           4,945
  Coldwater Creek Inc.*                             103           1,978
  Cole National Corp.*                              212           2,417
  Collins & Aikman Corp.*                           429           1,909
  CompX International Inc.                           80             670
  Cost Plus Inc.*                                   420          12,041
  CSK Auto Corp.*                                   458           5,038
  Culp Inc.*                                        131           1,114
  Daisytek International Corp.*                     385           3,053
  Dave & Buster's Inc.*                             239           2,067
  Deb Shops Inc.                                     91           2,021
  dELiA*s Corp.*                                    704             317
  Department 56 Inc.*                               240           3,096
  DHB Industries Inc.*                              291             483
  Dominion Homes Inc.*                               45             641
  Dover Downs Gaming & Entertainment
     Inc.                                           217           1,973
  Dover Motorsports Inc.                            339           1,576
  Dress Barn Inc.*                                  464           6,171
  Duane Reade Inc.*                                 471           8,007
  Dura Automotive Systems Inc.*                     321           3,223
  Electronics Boutique Holdings Corp.*              219           3,462
  Escalade Inc.*                                     78           1,560

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS             RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
CONSUMER CYCLICAL - 10.38% (CONTINUED)
  ExpressJet Holdings Inc.*                         501  $        5,135
  F A O Inc.*                                       362             170
  Factory 2-U Stores Inc.*                          281             958
  Finish Line Inc.*                                 409           4,315
  Finlay Enterprises Inc.*                          116           1,399
  Fleetwood Enterprises Inc.*                       760           5,966
  Footstar Inc.*                                    437           3,042
  Fred's Inc.                                       370           9,509
  Friedman's Inc.                                   360           3,125
  Frontier Airlines Inc.*                           642           4,340
  G&K Services Inc.                                 424          15,010
  Galyan's Trading Co. Inc.*                        226           2,260
  Gart Sports Co.*                                  137           2,651
  Gaylord Entertainment Co.*                        368           7,581
  Genesco Inc.*                                     437           8,141
  Goody's Family Clothing Inc.*                     344           1,527
  Group 1 Automotive Inc.*                          407           9,719
  Guess? Inc.*                                      163             683
  Guitar Center Inc.*                               296           4,902
  Gymboree Corp.*                                   399           6,328
  Hancock Fabrics Inc.                              368           5,612
  Handleman Co.*                                    539           6,199
  Haverty Furniture Cos. Inc.                       332           4,615
  Hibbett Sporting Goods Inc.*                      152           3,636
  Hollywood Casino Corp.*                           225           2,763
  Hollywood Entertainment Corp.*                    880          13,288
  Hot Topic Inc.*                                   526          12,035
  Hovnanian Enterprises Inc.*                       326          10,334
  Hughes Supply Inc.                                398          10,873
  IHOP Corp.*                                       429          10,296
  IMPCO Technologies Inc.*                          211             990
  Insight Enterprises Inc.*                         884           7,346
  Interface Inc.                                    948           2,910
  Intertan Inc.*                                    508           3,632
  Isle of Capri Casinos Inc.*                       345           4,568
  J. Jill Group Inc.*                               391           5,466
  Jack in the Box Inc.*                             615          10,633
  JAKKS Pacific Inc.*                               385           5,186
  Johnson Outdoors Inc.*                             80             790
  K2 Inc.*                                          390           3,666
  Kellwood Co.                                      371           9,646
  Kenneth Cole Productions Inc.*                    154           3,126
  Keystone Automotive Industries Inc.*              223           3,349
  Kimball International Inc.                        565           8,051
  Kmart Corp.*                                    8,318           1,664
  K-Swiss Inc.                                      256           5,558
  La Quinta Corp.*                                2,295          10,098
  Landry's Restaurants Inc.                         365           7,753
  Libbey Inc.                                       334           8,684
  Linens 'N Things Inc.*                            544          12,294
  Lithia Motors Inc.*                               236           3,703
  Lone Star Steakhouse & Saloon Inc.                415           8,026
  Longs Drug Stores Corp.                           514          10,660
  Luby's Inc.*                                      488           1,420
  M.D.C. Holdings Inc.                              421          16,107
  M/I Schottenstein Homes Inc.                      262           7,284
  Macrovision Corp.*                                713          11,437
  Magna Entertainment Corp.*                        962           5,964
  Marcus Corp.                                      428           6,078
  Marine Products Corp.                             143           1,409
  MarineMax Inc.*                                   159           1,878
                                                 SHARES           VALUE

                                                     ------------------
CONSUMER CYCLICAL - 10.38% (CONTINUED)
  Marvel Enterprises Inc.*                          370  $        3,323
  Maxwell Shoe Co.*                                 298           3,463
  Men's Wearhouse Inc.*                             513           8,798
  Meritage Corp.*                                   166           5,586
  Mesa Air Group Inc.*                              670           2,727
  Mesaba Holdings Inc.*                             208           1,273
  Midwest Express Holdings Inc.*                    254           1,359
  Mobile Mini Inc.*                                 269           4,215
  Modine Manufacturing Co.                          473           8,363
  Modtech Holdings Inc.*                            193           1,872
  Monaco Coach Corp.*                               398           6,587
  Monarch Casino & Resort Inc.*                      70             961
  Mossimo Inc.*                                     106             583
  Mothers Work Inc.*                                 44           1,550
  Movado Group Inc.                                 178           3,348
  Movie Gallery Inc.*                               376           4,888
  MTR Gaming Group Inc.*                            457           3,638
  Multimedia Games Inc.*                            223           6,124
  National Presto Industries Inc.                   102           2,997
  Nautica Enterprises Inc.*                         546           6,066
  Nautilus Group Inc.*                              499           6,667
  Navigant International Inc.*                      263           3,243
  Nu Skin Enterprises Inc.                          737           8,822
  O'Charley's Inc.*                                 344           7,062
  OfficeMax Inc.*                                 1,922           9,610
  Oneida Ltd.                                       314           3,463
  Oshkosh B'Gosh Inc.                               223           6,255
  Oshkosh Truck Corp.*                              326          20,049
  Owens & Minor Inc.                                569           9,343
  Oxford Industries Inc.                            132           3,386
  P.F. Chang's China Bistro Inc.*                   351          12,741
  Pacific Sunwear of California Inc.*               755          13,347
  Palm Harbor Homes Inc.*                           375           6,551
  Panera Bread Co.*                                 383          13,332
  Papa John's International Inc.*                   294           8,197
  ParkerVision Inc.*                                185           1,510
  Party City Corp.*                                 128           1,536
  Payless Shoesource Inc.*                          375          19,301
  PC Connection Inc.*                               143             725
  Pegasus Solutions Inc.*                           414           4,152
  Penn National Gaming Inc.*                        507           8,041
  Pep Boys-Manny Moe & Jack                         801           9,292
  Phillips-Van Heusen Corp.                         501           5,792
  Pinnacle Entertainment Inc.*                      523           3,624
  PriceSmart Inc.*                                   82           1,905
  Prime Hospitality Corp.*                          752           6,129
  Quaker Fabric Corp.*                              254           1,765
  Quiksilver Inc.*                                  423          11,277
  Racing Champions Ertl Corp.*                      184           2,512
  Rare Hospitality International Inc.*              429          11,849
  Raytech Corp.*                                    904           5,153
  Regis Corp.                                       722          18,765
  Restoration Hardware Inc.*                        388           1,944
  Rex Stores Corp.*                                 183           1,868
  Russell Corp.                                     404           6,763
  Ryan's Family Steak Houses Inc.*                  739           8,388
  Salton Inc.*                                      141           1,356
  ScanSource Inc.*                                  105           5,177
  School Specialty Inc.*                            321           6,414
  Scientific Games Corp.*                           733           5,322
  SCP Pool Corp.*                                   444          12,965

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
CONSUMER CYCLICAL - 10.38% (CONTINUED)
  Sharper Image Corp.*                              154  $        2,684
  Shoe Carnival Inc.*                               156           2,186
  Shop At Home Inc.*                                600           1,602
  Shopko Stores Inc.*                               480           5,976
  Shuffle Master Inc.*                              387           7,396
  Skechers USA Inc.*                                336           2,853
  Skyline Corp.                                     134           3,953
  Smart & Final Inc.*                               257           1,336
  Sonic Corp.*                                      606          12,417
  Spartan Motors Inc.                               196           2,230
  Speedway Motorsports Inc.                         296           7,631
  Sports Authority Inc.*                            711           4,977
  Sports Resorts International Inc.*                530           3,111
  Stage Stores Inc.*                                434           9,131
  Standard Motor Products Inc.                      150           1,950
  Standard Pacific Corp.                            537          13,291
  Stanley Furniture Co.*                            112           2,604
  Station Casinos Inc.*                             575          10,178
  Steak N Shake Co.*                                493           4,930
  Stein Mart Inc.*                                  475           2,898
  Steinway Musical Instruments Inc.*                 90           1,464
  Steven Madden Ltd.*                               200           3,614
  Strattec Security Corp.*                           77           3,691
  Stride Rite Corp.                                 864           6,195
  TBC Corp.*                                        368           4,420
  Technical Olympic USA Inc.*                        21             311
  Tenneco Automotive Inc.*                          821           3,317
  Thor Industries Inc.                              332          11,431
  Too Inc.*                                         566          13,312
  Topps Co.*                                        619           5,385
  Toro Co.                                          268          17,125
  Tower Automotive Inc.*                          1,027           4,622
  Tractor Supply Co.*                               296          11,130
  Trans World Entertainment Corp.*                  362           1,314
  Triarc Cos.*                                      289           7,583
  Tropical Sportswear International
     Corp.*                                          81             727
  Tuesday Morning Corp.*                            180           3,078
  Tweeter Home Entertainment Group Inc.*            420           2,461
  UAL Corp.*                                        931           1,331
  Ultimate Electronics Inc.*                        239           2,426
  Unifi Inc.*                                       835           4,384
  UniFirst Corp.                                    170           3,434
  United Auto Group Inc.*                           367           4,576
  United Stationers Inc.*                           500          14,401
  Universal Electronics Inc.*                       300           2,922
  Urban Outfitters Inc.*                            161           3,795
  US Airways Group Inc.*                          1,480             363
  Vail Resorts Inc.*                                183           2,776
  Vans Inc.*                                        400           2,272
  Virco Manufacturing Corp.                         115           1,173
  Wabash National Corp.*                            502           4,207
  Watsco Inc.                                       371           6,077
  WCI Communities*                                  150           1,530
  Wesco International Inc.*                         307           1,685
  West Marine Inc.*                                 225           3,080
  WestPoint Stevens Inc.*                           758             447
  Wet Seal Inc.*                                    479           5,155
  Whitehall Jewellers Inc.*                         243           2,309
  William Lyon Homes Inc.*                          108           2,358
  Wilsons The Leather Experts Inc.*                 290           1,450
  Winnebago Industries Inc.                         262          10,278
                                                 SHARES           VALUE

                                                     ------------------
CONSUMER CYCLICAL - 10.38% (CONTINUED)
  WMS Industries Inc.*                              476  $        7,130
  Wolverine World Wide Inc.                         694          10,480
  World Fuel Services Corp.                         192           3,936
  Wyndham International Inc.*                     3,256             749
  Zomax Inc.*                                       639           2,716
                                                         --------------
                                                              1,438,489
                                                         --------------
CONSUMER NON-CYCLICAL - 16.88%
  aaiPharma Inc.*                                   242           3,393
  Aaron Rents Inc.                                  287           6,280
  Abgenix Inc.*                                   1,303           9,603
  Abiomed Inc.*                                     271             986
  ABM Industries Inc.                               628           9,734
  Acacia Research - CombiMatrix*                    238             866
  Actrade Financial Technologies Ltd.*              149               1
  Administaff Inc.*                                 416           2,496
  Adolor Corp.*                                     520           7,134
  Advanced Neuromodulation Systems Inc.*            193           6,774
  Advanced Tissue Sciences Inc.*                  1,591              65
  Advisory Board Co.*                               101           3,020
  Aksys Ltd.*                                       554           2,936
  Alaris Medical Inc.*                              308           1,879
  Albany Molecular Research Inc.*                   450           6,656
  Alderwoods Group Inc.*                            868           4,105
  Alexion Pharmaceuticals Inc.*                     394           5,563
  Alico Inc.                                         74           1,968
  Align Technology Inc.*                            718           1,982
  Alkermes Inc.*                                  1,186           7,436
  Alliance Imaging Inc.*                            253           1,341
  Allos Therapeutics Inc.*                          499           3,752
  Alpharma Inc.                                     492           5,860
  American Healthways Inc.*                         232           4,060
  American Italian Pasta Co.*                       360          12,953
  American Medical Security Group Inc.*             134           1,873
  American Medical Systems Holdings
     Inc.*                                          424           6,873
  American Pharmaceutical Partners Inc.*            196           3,489
  AMERIGROUP Corp.*                                 209           6,335
  AmeriPath Inc.*                                   470          10,105
  Amsurg Inc.*                                      444           9,071
  Amylin Pharmaceuticals Inc.*                    1,022          16,495
  Antigenics Inc.*                                  477           4,884
  Aphton Corp.*                                     393           1,529
  Applied Molecular Evolution Inc.*                 334             685
  Apria Healthcare Group Inc.*                      681          15,145
  Arbitron Inc.*                                    490          16,415
  Arden Group Inc.*                                  29           1,755
  Arena Pharmaceuticals Inc.*                       423           2,754
  Ariad Pharmaceuticals Inc.*                       630           1,512
  ArQule Inc.*                                      461           1,406
  Array BioPharma Inc.*                             418           2,320
  Arrow International Inc.                          203           8,256
  ArthroCare Corp.*                                 475           4,679
  AtheroGenics Inc.*                                542           4,016
  Atrix Laboratories Inc.*                          444           6,811
  Aurora Foods Inc.*                                514             401
  Avigen Inc.*                                      437           2,495
  Banta Corp.                                       417          13,040
  Bentley Pharmaceuticals Inc.*                     263           2,117
  Beverly Enterprises Inc.*                       1,635           4,660
  BioMarin Pharmaceutical Inc.*                     788           5,555
  Biopure Corp.*                                    404           1,503

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS             RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
CONSUMER NON-CYCLICAL - 16.88%
(CONTINUED)
  Bio-Rad Laboratories Inc.*                        367  $       14,203
  Bio-Reference Laboratories Inc.*                  130             802
  BioReliance Corp.*                                 75           1,738
  Biosite Inc.*                                     249           8,471
  Bio-Technology General Corp.*                   1,271           4,068
  BLYTH Inc.                                        540          14,450
  Bone Care International Inc.*                     208           2,024
  Boston Beer Co.*                                  201           2,874
  Bowne & Co.                                       559           6,680
  Bradley Pharmaceuticals Inc.*                     180           2,345
  Bridgford Foods Corp.                              63             706
  Bright Horizons Family Solutions Inc.*            220           6,186
  BriteSmile Inc.*                                  262              86
  Bruker AXS Inc.*                                  200             362
  Bruker Daltonics Inc.*                            244           1,186
  Cadiz Inc.*                                       788             433
  Cambrex Corp.                                     374          11,299
  Cantel Medical Corp.*                             145           1,836
  Cardiac Science Inc.*                           1,192           2,634
  CardioDynamics International Corp.*               695           2,134
  CDI Corp.*                                        257           6,934
  Celera Genomics Group - Applera Corp.*          1,146          10,944
  Cell Genesys Inc.*                                549           6,122
  Cell Therapeutics Inc.*                           763           5,547
  Centene Corp.*                                    109           3,661
  Central Garden & Pet Co.*                         311           5,757
  Central Parking Corp.                             379           7,148
  Century Business Services Inc.*                 1,712           4,537
  Cepheid*                                          496           2,529
  Cerus Corp.*                                      293           6,300
  Charles River Associates Inc.*                    160           2,266
  Chattem Inc.*                                     226           4,644
  Chemed Corp.                                      213           7,530
  Chiquita Brands International Inc.*               599           7,943
  Cholestech Corp.*                                 255           1,775
  Cima Labs Inc.*                                   308           7,451
  Ciphergen Biosystems Inc.*                        350           1,208
  Clark/Bardes Inc.*                                308           5,929
  Closure Medical Corp.*                            115           1,205
  Cobalt Corp.*                                     204           2,815
  Coca-Cola Bottling Co. Consolidated                19           1,226
  Coinstar Inc.*                                    363           8,222
  Columbia Laboratories Inc.*                       569           1,912
  Conceptus Inc.*                                   288           3,450
  CONMED Corp.*                                     450           8,816
  Connetics Corp.*                                  511           6,142
  Consolidated Graphics Inc.*                       241           5,362
  Cooper Cos.                                       662          16,563
  Corinthian Colleges Inc.*                         632          23,928
  Corixa Corp.*                                     850           5,432
  Corn Products International Inc.                  563          16,963
  Cornell Cos. Inc.*                                285           2,565
  Corporate Executive Board Co.*                    617          19,695
  Corvel Corp.*                                     143           5,112
  CoStar Group Inc.*                                283           5,221
  Covance Inc.*                                   1,038          25,524
  CPI Corp.                                         154           2,231
  Cross Country Inc.*                               538           7,505
  CryoLife Inc.*                                    355           2,425
  CSS Industries Inc.*                               83           2,747
  Cubist Pharmaceuticals Inc.*                      588           4,839
                                                 SHARES           VALUE

                                                     ------------------
CONSUMER NON-CYCLICAL - 16.88%
(CONTINUED)
  CuraGen Corp.*                                    931  $        4,329
  Curative Health Services Inc.*                    224           3,864
  CV Therapeutics Inc.*                             430           7,835
  Cyberonics Inc.*                                  472           8,685
  D&K Healthcare Resources Inc.                     279           2,857
  Datascope Corp.                                   259           6,423
  deCODE genetics Inc.*                             788           1,458
  Del Laboratories Inc.*                             90           1,824
  Del Monte Foods Co.*                              595           4,582
  Delta & Pine Land Co.                             612          12,491
  Deltagen Inc.*                                    148              71
  DiamondCluster International Inc.*                437           1,372
  DIANON Systems Inc.*                              184           8,779
  Digene Corp.*                                     255           2,922
  DIMON Inc.                                        896           5,376
  Discovery Partners International Inc.*            368           1,023
  Diversa Corp.*                                    523           4,733
  dj Orthopedics Inc.*                              159             598
  Dollar Thrifty Automotive Group Inc.*             408           8,629
  Durect Corp.*                                     536           1,083
  Dynacq International Inc.*                        117           1,681
  Electro Rent Corp.*                               304           3,685
  Elizabeth Arden Inc.*                             283           4,188
  Embrex Inc.*                                      157           1,747
  Endocardial Solutions Inc.*                       299           1,011
  Endocare Inc.*                                    850           3,522
  Ennis Business Forms Inc.                         354           4,113
  Enzo Biochem Inc.*                                501           7,014
  Enzon Inc.*                                       717          11,988
  Eon Labs Inc.*                                    214           4,047
  EPIX Medical Inc.*                                272           1,967
  Esperion Therapeutics Inc.*                       636           4,521
  Euronet Worldwide Inc.*                           310           2,328
  EXACT Sciences Corp.*                             248           2,686
  Exelixis Inc.*                                    980           7,840
  Exult Inc.*                                     1,028           3,269
  Farmer Bros. Co.                                   19           5,871
  First Consulting Group Inc.*                      394           2,269
  First Horizon Pharmaceutical Corp.*               484           3,619
  Fleming Companies Inc.                            600           3,942
  Flowers Foods Inc.                                368           7,180
  Forrester Research Inc.*                          309           4,811
  Fossil Inc.*                                      436           8,868
  FTI Consulting Inc.*                              401          16,100
  Gaiam Inc.*                                       119           1,234
  Gartner Inc.*                                   1,380          12,696
  Gene Logic Inc.*                                  585           3,680
  Genencor International Inc.*                      210           2,054
  Genesis Health Ventures Inc.*                     467           7,215
  Genta Inc.*                                       841           6,467
  Gentiva Health Services Inc.*                     493           4,343
  Genzyme Biosurgery*                               816           2,081
  Geron Corp.*                                      537           1,933
  Great Atlantic & Pacific Tea Co.*                 363           2,926
  Green Mountain Coffee Inc.*                        68           1,027
  Guilford Pharmaceuticals Inc.*                    525           2,090
  Haemonetics Corp.*                                391           8,391
  Hain Celestial Group Inc.*                        392           5,958
  Hall Kinion & Associates Inc.*                    219           1,224
  Hanger Orthopedic Group Inc.*                     420           5,523
  Harvard Bioscience Inc.*                          381           1,257

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
CONSUMER NON-CYCLICAL - 16.88%
(CONTINUED)
  Healthcare Services Group Inc.*                   202  $        2,634
  HealthExtras Inc.*                                331           1,341
  HealthTronics Surgical Services Inc.*             172           1,378
  Heidrick & Struggles International
     Inc.*                                          393           5,765
  Hologic Inc.*                                     419           5,116
  Hooper Holmes Inc.                                893           5,483
  Horizon Organic Holding Corp.*                    142           2,299
  ICT Group Inc.*                                    67             777
  ICU Medical Inc.*                                 229           8,542
  IDEXX Laboratories Inc.*                          531          17,443
  iDine Rewards Networks Inc.*                      304           3,228
  IGEN International, Inc.*                         328          14,055
  ILEX Oncology Inc.*                               692           4,886
  Illumina Inc.*                                    516           1,739
  ImClone Systems Inc.*                             853           9,060
  Immucor Inc.*                                     204           4,131
  Immunogen Inc.*                                   873           2,706
  Immunomedics Inc.*                                889           4,107
  Impath Inc.*                                      383           7,553
  Impax Laboratories Inc.*                          567           2,274
  Inamed Corp.*                                     259           7,977
  INCYTE Genomics Inc*                            1,121           5,112
  Indevus Pharmaceuticals Inc.*                     822           1,758
  Ingles Markets Inc.                               216           2,542
  Inhale Therapeutic Systems Inc.*                  921           7,442
  Insurance Auto Auctions Inc.*                     216           3,583
  Integra LifeSciences Holdings Corp.*              402           7,095
  Integrated Electrical Services Inc.*              661           2,545
  Inter Parfums Inc.*                                72             557
  InterMune Inc.*                                   416          10,612
  International Multifoods Corp.*                   343           7,268
  Interpore International*                          375           2,400
  Interstate Bakeries Corp.                         727          11,087
  Intuitive Surgical Inc.*                          654           4,029
  Invacare Corp.                                    439          14,619
  Inverness Medical Innovations Inc.*               145           1,907
  ISIS Pharmaceuticals Inc.*                        778           5,127
  ITT Educational Services Inc.*                    708          16,673
  J&J Snack Foods Corp.*                            132           4,714
  J.M. Smucker Co.                                  741          29,499
  Jarden Corp.*                                     250           5,968
  Jo-Ann Stores Inc.*                               311           7,144
  John H. Harland Co.                               487          10,777
  Kelly Services Inc.                               368           9,093
  Kendle International Inc.*                        230           2,024
  Kensey Nash Corp.*                                157           2,868
  Kforce Inc.*                                      421           1,777
  Kindred Healthcare Inc.*                          246           4,465
  Korn/Ferry International*                         821           6,141
  KOS Pharmaceuticals Inc.*                         118           2,242
  Kosan Biosciences Inc.*                           373           2,264
  Kroll Inc.*                                       368           7,021
  K-V Pharmaceutical Co.*                           446          10,347
  Kyphon Inc.*                                      131           1,119
  La Jolla Pharmaceutical Co.*                      921           5,987
  LabOne Inc.*                                      115           2,038
  Labor Ready Inc.*                                 889           5,707
  Lance Inc.                                        527           6,239
  Landauer Inc.                                     177           6,151
  Lannett Co. Inc.*                                  81           1,327
  Learning Tree International Inc.*                 227           3,110
                                                 SHARES           VALUE

                                                     ------------------
CONSUMER NON-CYCLICAL - 16.88%
(CONTINUED)
  Lexicon Genetics Inc.*                            728  $        3,443
  Lifecore Biomedical Inc.*                         217           1,862
  Lifeline Systems Inc.*                             87           1,951
  Ligand Pharmaceuticals Inc.*                      861           4,624
  Luminex Corporation*                              418           1,718
  Magellan Health Services Inc.*                    528              84
  Mail-Well Inc.*                                   618           1,545
  Martek Biosciences Corp.*                         433          10,894
  Matria Healthcare Inc.*                           134           1,164
  Maui Land & Pineapple Co. Inc.*                    64           1,014
  Maximus Inc.*                                     373           9,735
  Maxygen Inc.*                                     622           4,740
  McGrath RentCorp                                  199           4,625
  Medarex Inc.*                                   1,162           4,590
  MedCath Corp.*                                    138           1,380
  Med-Design Corp.*                                 185           1,491
  Medical Staffing Networks Holdings
     Inc.*                                          170           2,720
  Medicines Co.*                                    460           7,369
  MedQuist Inc.*                                    220           4,457
  MedSource Technologies Inc.*                      181           1,175
  MemberWorks Inc.*                                 201           3,614
  Mentor Corp.                                      428          16,478
  Meridian Medical Technologies Inc.*                73           3,241
  Merit Medical Systems Inc.*                       250           4,980
  MGI Pharma Inc.*                                  545           3,951
  Midas Inc.*                                       120             772
  MIM Corp.*                                        498           2,888
  Monro Muffler Brake Inc.*                         117           1,977
  Monterey Pasta Co.*                               305           1,144
  MPS Group Inc.*                                 1,566           8,676
  Myriad Genetics Inc.*                             397           5,796
  Nabi Biopharmaceuticals*                          840           5,208
  NaPro BioTherapeutics Inc.*                       555             377
  Nash Finch Co.*                                   239           1,847
  Nastech Pharmaceutical Co.*                       172           1,471
  National Beverage Corp.*                           78           1,193
  National Healthcare Corp.*                        183           3,203
  Nature's Sunshine Products Inc.                   250           2,428
  Navigant Consulting Inc.*                         848           5,003
  NBTY Inc.*                                        682          11,990
  NCO Group Inc.*                                   406           6,476
  NCO Portfolio Management*                           1               6
  NeoPharm Inc.*                                    245           2,484
  Neose Technologies Inc.*                          238           2,111
  Neurocrine Biosciences Inc.*                      470          21,460
  Neurogen Corp.*                                   281           1,020
  New England Business Service Inc.                 251           6,124
  Noven Pharmaceuticals Inc.*                       451           4,163
  NPS Pharmaceuticals Inc.*                         431          10,848
  Oakley Inc.*                                      427           4,385
  Ocular Sciences Inc.*                             369           5,727
  Odyssey HealthCare Inc.*                          258           8,953
  On Assignment Inc.*                               459           3,911
  Onyx Pharmaceuticals Inc.*                        258           1,499
  Option Care Inc.*                                 277           2,205
  OraSure Technologies Inc.*                        570           3,107
  Orthologic Corp.*                                 694           2,505
  OSI Pharmaceuticals Inc.*                         606           9,938
  PacifiCare Health Systems Inc.*                   582          16,354
  Pain Therapeutics Inc.*                           347             829
  PAREXEL International Corp.*                      514           5,649

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS             RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
CONSUMER NON-CYCLICAL - 16.88%
(CONTINUED)
  Pathmark Stores Inc.*                             502  $        2,545
  PDI Inc.*                                         178           1,921
  Pediatrix Medical Group Inc.*                     395          15,824
  Peet's Coffee and Tea Inc.*                       189           2,671
  Penn Traffic Co.*                                 232             812
  Penwest Pharmaceuticals Co.*                      301           3,191
  Peregrine Pharmaceuticals Inc.*                 2,076           1,619
  Peregrine Systems Inc.*                         4,182             339
  Perrigo Co.*                                    1,022          12,417
  Pharmaceutical Resources Inc.*                    392          11,682
  Pharmacopeia Inc.*                                509           4,540
  Pilgrim's Pride Corp.                             332           2,722
  Playtex Products Inc.*                            465           4,594
  Plexus Corp.*                                     699           6,137
  PolyMedica Corp.*                                 202           6,230
  Possis Medical Inc.*                              372           6,696
  Pozen Inc.*                                       490           2,524
  Praecis Pharmaceuticals Inc.*                   1,125           3,656
  Pre-Paid Legal Services Inc.*                     301           7,886
  PRG-Schultz International Inc.*                   595           5,296
  Prime Medical Services Inc.*                      274           2,376
  Princeton Review Inc.*                            350           1,733
  Priority Healthcare Corp.*                        401           9,303
  Progenics Pharmaceuticals Inc.*                   172           1,146
  Protection One Inc.*                              258             516
  Protein Design Labs Inc.*                       1,481          12,589
  Province Healthcare Co.*                        1,037          10,090
  ProxyMed Inc.*                                    100           1,044
  PSS World Medical Inc.*                         1,189           8,133
  Q-MED Inc.*                                       167           1,045
  Quanta Services Inc.*                             696           2,436
  Quidel Corp.*                                     558           1,936
  Radiologix Inc.*                                  415             959
  Ralcorp Holdings Inc.*                            500          12,570
  Regeneron Pharmaceuticals Inc.*                   557          10,310
  RehabCare Group Inc.*                             378           7,212
  RemedyTemp Inc.*                                  119           1,666
  Rent-Way Inc.*                                    555           1,943
  Res-Care Inc.*                                    336           1,219
  ResMed Inc.*                                      507          15,499
  Resources Connection Inc.*                        414           9,609
  Respironics Inc.*                                 511          15,550
  Revlon Inc.*                                      186             569
  Rigel Pharmaceuticals Inc.*                       570             621
  Right Management Consultants Inc.*                357           4,730
  RITA Medical Systems Inc.*                        217           1,096
  Riviana Foods Inc.                                130           3,513
  Robert Mondavi Corp.*                             202           6,262
  Rollins Inc.                                      307           7,813
  Ruddick Corp.                                     523           7,160
  Russ Berrie & Co.                                 214           7,229
  Salix Pharmaceuticals Ltd.*                       387           2,705
  Sanderson Farms Inc.                              109           2,279
  Sangamo BioSciences Inc.*                         371           1,117
  SangStat Medical Corp.*                           440           4,972
  Scios Inc.*                                       972          31,668
  Seaboard Corp.                                      8           1,920
  Seattle Genetics Inc.*                            391           1,212
  Select Medical Corp.*                             382           5,153
  Seminis Inc.*                                     300             864
  Sensient Technologies Corp.                       727          16,336
                                                 SHARES           VALUE

                                                     ------------------
CONSUMER NON-CYCLICAL - 16.88%
(CONTINUED)
  Sepracor Inc.*                                  1,504  $       14,544
  Sequenom Inc.*                                    816           1,469
  Serologicals Corp.*                               369           4,059
  Service Corp. International*                    4,902          16,275
  Sierra Health Services Inc.*                      405           4,864
  Sola International Inc.*                          473           6,149
  Sonic Innovations Inc.*                           236             899
  SonoSite Inc.*                                    306           3,999
  Sotheby's Holdings Inc.*                          749           6,741
  SOURCECORP, Incorporated*                         331           6,153
  Specialty Laboratories Inc.*                      141           1,362
  Spherion Corp.*                                   982           6,579
  Standard Commercial Corp.                         244           4,416
  Standard Register Co.                             377           6,786
  StarTek Inc.*                                     225           6,210
  Stewart Enterprises Inc.*                       1,609           8,964
  Strayer Education Inc.                            160           9,200
  Sunrise Assisted Living Inc.*                     387           9,632
  SuperGen Inc.*                                    638           2,316
  Superior Industries International Inc.            363          15,014
  SurModics Inc.*                                   290           8,317
  Sybron Dental Specialties Inc.*                   833          12,370
  Sylvan Learning Systems Inc.*                     528           8,659
  Syncor International Corp.*                       373          10,343
  Tanox Inc.*                                       522           4,724
  Tasty Baking Co.                                  150           1,305
  Techne Corp.*                                     694          19,826
  Tejon Ranch Co.*                                  152           4,514
  Teletech Holdings Inc.*                           847           6,149
  Telik Inc.*                                       431           5,025
  Texas Biotechnology Corp.*                        951           1,331
  Theragenics Corp.*                                647           2,607
  TheraSense Inc.*                                  370           3,090
  Thoratec Corp.*                                 1,068           8,149
  Transkaryotic Therapies Inc.*                     466           4,613
  Triangle Pharmaceuticals Inc.*                    682           4,051
  Trimeris Inc.*                                    288          12,410
  TriPath Imaging Inc.*                             478           1,281
  Tularik Inc.*                                     639           4,767
  Tupperware Corp.                                  867          13,074
  U.S. Physical Therapy Inc.*                       203           2,263
  Unilab Corp.*                                     405           7,412
  United Natural Foods Inc.*                        414          10,495
  United Surgical Partners International
     Inc.*                                          329           5,139
  United Therapeutics Corp.*                        340           5,678
  Universal Corp.                                   438          16,188
  Urologix Inc.*                                    302           1,000
  US Oncology Inc.*                               1,222          10,595
  VCA Antech Inc.*                                  388           5,820
  Vector Group Ltd.                                 465           5,403
  Ventana Medical Systems Inc.*                     275           6,339
  Versicor Inc.*                                    464           5,007
  Vialta Inc.*                                        9               3
  Viasys Healthcare Inc.*                           435           6,477
  Vical Inc.*                                       413           1,433
  Virbac Corp.*                                     189           1,060
  VISX Inc.*                                        801           7,674
  Vital Signs Inc.                                  129           3,855
  VIVUS Inc.*                                       715           2,667
  Volt Information Sciences Inc.*                   173           2,958
  Wackenhut Corrections Corp.*                      189           2,100

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
CONSUMER NON-CYCLICAL - 16.88%
(CONTINUED)
  Wallace Computer Services Inc.                    622  $       13,382
  Water Pik Technologies Inc.*                      231           1,698
  Watson Wyatt & Co. Holdings*                      436           9,483
  WD-40 Co.                                         347           9,168
  Weis Markets Inc.                                 240           7,452
  West Pharmaceutical Services Inc.                 285           6,954
  Wild Oats Markets Inc.*                           418           4,314
  Wireless Facilities Inc.*                         503           3,023
  Women First HealthCare Inc.*                      338           1,542
  Wright Medical Group Inc.*                        340           5,936
  Yankee Candle Co. Inc.*                           451           7,216
  Young Innovations Inc.*                            94           2,187
  Zoll Medical Corp.*                               182           6,492
  ZymoGenetics Inc.*                                217           2,148
                                                         --------------
                                                              2,340,610
                                                         --------------
DIVERSIFIED - .06%
  Resource America Inc.                             326           2,938
  Walter Industries Inc.                            448           4,851
                                                         --------------
                                                                  7,789
                                                         --------------
ENERGY - 3.49%
  3TEC Energy Corp.*                                341           4,839
  Arch Coal Inc.                                    756          16,322
  Atwood Oceanics Inc.*                             194           5,839
  Berry Petroleum Co.                               359           6,121
  Cabot Oil & Gas Corp.                             463          11,473
  Cal Dive International Inc.*                      613          14,406
  Carbo Ceramics Inc.                               200           6,740
  Chesapeake Energy Corp.                         3,065          23,723
  Comstock Resources Inc.*                          492           4,571
  Denbury Resources Inc.*                           514           5,808
  Dril-Quip Inc.*                                   138           2,332
  Encore Acquisition Co.*                           191           3,518
  Energy Partners Ltd.*                             417           4,462
  Evergreen Resources Inc.*                         412          18,478
  Exploration Co. of Delaware Inc.*                 338           1,007
  Frontier Oil Corp.                                435           7,491
  FuelCell Energy Inc.*                             742           4,862
  Global Industries Ltd.*                         1,111           4,633
  Grey Wolf Inc.*                                 2,791          11,136
  Gulf Island Fabrication Inc.*                     152           2,470
  Hanover Compressor Co.*                           805           7,390
  Harvest Natural Resources Inc.*                   754           4,863
  Headwaters Inc.*                                  413           6,406
  Holly Corp.                                       214           4,676
  Horizon Offshore Inc.*                            384           1,912
  Houston Exploration Co.*                          220           6,732
  Hydril Co.*                                       252           5,940
  Input/Output Inc.*                                748           3,179
  Key Energy Services Inc.*                       1,614          14,478
  Lone Star Technologies Inc.*                      476           7,088
  Lufkin Industries Inc.                            122           2,861
  Magnum Hunter Resources Inc.*                   1,052           6,259
  Magnum Hunter Resources Inc., Rights*             121              35
  Massey Energy Co.                               1,047          10,177
  Meridian Resource Corp.*                          687             618
  Natco Group Inc.*                                 199           1,250
  Newpark Resources Inc.*                         1,199           5,216
  Nuevo Energy Co.*                                 342           3,796
  Oceaneering International Inc.*                   385           9,525
                                                 SHARES           VALUE

                                                     ------------------
ENERGY - 3.49% (CONTINUED)
  Oil States International Inc.*                    370  $        4,773
  Parker Drilling Co.*                            1,688           3,747
  Patina Oil & Gas Corp.                            399          12,628
  Penn Virginia Corp.                               174           6,325
  PetroQuest Energy Inc.*                           588           2,440
  Plains Exploration & Production
     Company*                                       398           3,881
  Plains Resources Inc.*                            398           4,716
  Plug Power Inc.*                                  361           1,621
  Prima Energy Corp.*                               219           4,897
  Quicksilver Resources Inc.*                       208           4,665
  Range Resources Corp.*                          1,114           6,016
  Remington Oil & Gas Corp.*                        441           7,237
  RPC Inc.                                          241           2,796
  SEACOR SMIT Inc.*                                 377          16,777
  Southwestern Energy Co.*                          557           6,378
  Spinnaker Exploration Co.*                        389           8,577
  St. Mary Land & Exploration Co.*                  464          11,600
  Stone Energy Corp.*                               364          12,143
  Superior Energy Services Inc.*                    811           6,650
  Swift Energy Co.*                                 501           4,845
  Syntroleum Corp.*                                 426             737
  Tesoro Petroleum Corp.*                         1,078           4,873
  Tetra Technologies Inc.*                          286           6,112
  Tom Brown Inc.*                                   557          13,981
  Transmontaigne Inc.*                              310           1,438
  Trico Marine Services Inc.*                       478           1,592
  Unit Corp.*                                       602          11,167
  Universal Compression Holdings Inc.*              358           6,849
  Veritas DGC Inc.*                                 675           5,333
  Vintage Petroleum Inc.                            810           8,546
  Western Gas Resources Inc.                        410          15,104
  Westport Resources Corp.*                         348           7,238
  W-H Energy Services Inc.*                         386           5,632
                                                         --------------
                                                                483,946
                                                         --------------
FINANCIAL - 18.28%
  1st Source Corp.                                  315           5,276
  ABC Bancorp                                       215           2,784
  Acadia Realty Trust                               291           2,159
  Advanta Corp.                                     481           4,517
  Alabama National BanCorp                          212           9,222
  Alexander's Inc.*                                  43           2,776
  Alexandria Real Estate Equities Inc.              344          14,654
  Alfa Corp.                                        581           6,978
  Allegiant Bancorp Inc.                            257           4,685
  Amcore Financial Inc.                             412           8,940
  American Capital Strategies Ltd.                  641          13,839
  American Financial Holdings Inc.                  389          11,623
  American Home Mortgage Holdings Inc.              142           1,562
  American National Bankshares Inc.                 127           3,302
  American Physicians Capital Inc.*                 216           4,063
  AmeriTrade Holding Corp.*                       1,999          11,314
  AMLI Residential Properties Trust                 307           6,533
  Anchor Bancorp Wisconsin Inc.                     358           7,429
  Anthracite Capital Inc.                           768           8,371
  Anworth Mortgage Asset Corp.                      265           3,331
  Apex Mortgage Capital Inc.                        487           3,185
  Argonaut Group Inc.                               369           5,443
  Arrow Financial Corp.                             145           4,462
  Associated Estates Realty Corp.                   353           2,383
  Avatar Holdings Inc.*                              94           2,162

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS             RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
FINANCIAL - 18.28% (CONTINUED)
  Baldwin & Lyons Inc.                              124  $        2,920
  Banc Corp.                                        284           2,204
  BancFirst Corp.                                    85           3,995
  Bank Mutual Corp.                                 241           5,574
  Bank of Granite Corp.                             296           5,180
  Bank of the Ozarks Inc.                            97           2,274
  BankAtlantic Bancorp Inc.                         694           6,558
  BankUnited Financial Corp.*                       364           5,890
  Banner Corp.                                      224           4,225
  Bay View Capital Corp.*                         1,046           6,015
  Bedford Property Investors Inc.                   315           8,092
  Berkshire Hills Bancorp Inc.                      136           3,203
  BKF Capital Group Inc.*                           127           2,242
  Boston Private Financial Holdings Inc.            418           8,301
  BostonFed Bancorp Inc.                             86           2,296
  Boykin Lodging Co.                                375           3,499
  Brandywine Realty Trust                           444           9,684
  Brookline Bancorp Inc.                            998          11,876
  Bryn Mawr Bank Corp.                               81           2,967
  BSB Bancorp Inc.                                  188           3,942
  Burnham Pacific Properties, Inc.*                 485             369
  California First National Bancorp                  75             960
  Camden National Corp.                             175           4,235
  Capital Automotive REIT                           365           8,651
  Capital City Bank Group Inc.                      152           5,957
  Capitol Bancorp Ltd.                              167           3,874
  Capstead Mortgage Corp.                           210           5,177
  Cascade Bancorp                                   271           3,745
  Cathay Bancorp Inc.                               335          12,727
  CB Bancshares Inc.                                 72           3,061
  CBL & Associates Properties Inc.                  440          17,622
  CCBT Financial Cos. Inc.                          187           4,802
  Center Trust Inc.                                 229           1,786
  Central Coast Bancorp*                            161           3,181
  Century Bancorp Inc.                               69           1,830
  Ceres Group Inc.*                                 413             793
  CFS Bancorp Inc.                                  261           3,732
  Charter Financial Corporation                      86           2,673
  Charter Municipal Mortgage Acceptance
     Co.                                            687          11,933
  Chateau Communities Inc.                          373           8,579
  Chelsea Property Group Inc.                       463          15,423
  Chemical Financial Corp.                          376          12,088
  Chittenden Corp.                                  496          12,638
  Citizens First Bancorp Inc.                       197           4,149
  Citizens Inc.*                                    492           3,690
  City Bank                                         165           4,084
  City Holding Co.                                  367          10,368
  CNA Surety Corp.                                  336           2,638
  Coastal Bancorp Inc.                               92           2,976
  Coastal Financial Corp.                           181           2,469
  CoBiz Inc.                                        161           2,391
  Colonial Properties Trust                         308          10,454
  Columbia Bancorp                                  126           2,776
  Columbia Banking System Inc.*                     288           3,632
  Commerce Group Inc.                               409          15,333
  Commercial Federal Corp.                          756          17,653
  Commercial Net Lease Realty Inc.                  611           9,367
  Commonwealth Bancorp Inc.                         165           7,651
  Community Bank System Inc.                        247           7,743
  Community Banks Inc.                              169           4,681
  Community First Bankshares Inc.                   665          17,596
                                                 SHARES           VALUE

                                                     ------------------
FINANCIAL - 18.28% (CONTINUED)
  Community Trust Bancorp Inc.                      274  $        6,886
  CompuCredit Corp.*                                373           2,637
  Connecticut Bancshares Inc.                       245           9,420
  CONSECO INC*                                    5,145             201
  Cornerstone Realty Income Trust Inc.              800           6,368
  Corporate Office Properties Trust                 368           5,163
  Correctional Properties Trust                     156           3,385
  Corrections Corp. of America*                     467           8,009
  Corus Bankshares Inc.                             195           8,514
  CPB Inc.*                                         306           8,400
  Crawford & Co.*                                   577           2,885
  Credit Acceptance Corp.*                          290           1,850
  Crown American Realty Trust                       459           4,223
  CVB Financial Corp.                               440          11,189
  Delphi Financial Group Inc.                       286          10,857
  Dime Community Bancshares                         372           7,124
  DVI Inc.*                                         271           2,046
  East West Bancorp Inc.                            394          14,216
  EastGroup Properties Inc.                         315           8,033
  EMC Insurance Group Inc.                           51             911
  Entertainment Properties Trust                    372           8,749
  Equity Inns Inc.                                  880           5,298
  Equity One Inc.                                   134           1,789
  Essex Property Trust Inc.                         313          15,916
  F&M Bancorp                                       236           7,552
  Farmers Capital Bank Corp.                        134           4,456
  FBL Financial Group Inc.                          248           4,829
  FBR Asset Investment Corp.                        337          11,424
  Federal Agricultural Mortgage Corp.*              173           5,301
  Federal Realty Investment Trust                   606          17,041
  FelCor Lodging Trust Inc.                         742           8,488
  Fidelity Bankshares Inc.                          343           6,140
  Financial Federal Corp.*                          247           6,207
  Financial Industries Corp.                        170           2,421
  Financial Institutions Inc.                       169           4,962
  First Bancorp                                     157           3,691
  First Bancorp Of Puerto Rico                      555          12,543
  First Banks America Inc.*                          17             689
  First Busey Corp.                                 197           4,543
  First Charter Corp.                               514           9,252
  First Citizens Bancshares Inc.                    132          12,751
  First Commonwealth Financial Corp.                979          11,259
  First Community Bancorp Inc.                      106           3,491
  First Community Bancshares, Inc.                  192           5,906
  First Defiance Financial Corp.                    116           2,192
  First Essex Bancorp Inc.                          145           4,843
  First Federal Capital Corp.                       374           7,222
  First Financial Bancorp                           601           9,851
  First Financial Bankshares Inc.                   268          10,184
  First Financial Corp.                             149           7,246
  First Financial Holdings Inc.                     292           7,230
  First Indiana Corp.                               252           4,667
  First Merchants Corp.                             315           7,179
  First National Corp.                              166           3,986
  First Niagara Financial Group Inc.                203           5,302
  First Oak Brook Bancshares Inc.                    94           2,953
  First Place Financial Corp.                       278           4,623
  First Republic Bank*                              224           4,478
  First Sentinel Bancorp Inc.                       414           5,957
  First South Bancorp Inc.                           61           2,170
  First State Bancorp                                90           2,232

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
FINANCIAL - 18.28% (CONTINUED)
  FirstFed America Bancorp, Inc.                    121  $        3,007
  FirstFed Financial Corp.*                         375          10,856
  Flagstar Bancorp Inc.                             293           6,329
  Flushing Financial Corp.                          217           3,554
  FNB Corp.                                         127           3,014
  FPIC Insurance Group Inc.*                        191           1,318
  Franklin Financial Corp.                           59           1,353
  Fremont General Corp.                           1,269           5,698
  Friedman, Billings, Ramsey
     Group, Inc.*                                   324           3,033
  Frontier Financial Corporation                    351           8,979
  Gabelli Asset Management Inc.*                    135           4,055
  Gables Residential Trust                          414          10,321
  GBC Bancorp Inc.                                  168           3,252
  German American Bancorp                           213           3,314
  Getty Realty Corp.                                336           6,367
  Glacier Bancorp Inc.                              345           8,132
  Gladstone Capital Corp.                           193           3,179
  Glenborough Realty Trust Inc.                     341           6,077
  Glimcher Realty Trust                             446           7,917
  Gold Banc Corp.                                   643           6,379
  Granite State Bankshares Inc.                     113           4,937
  Great American Financial Resources
     Inc.                                           159           2,735
  Great Lakes REIT Inc.                             286           4,762
  Great Southern Bancorp Inc.                       123           4,520
  Hancock Holding Co.                               289          12,904
  Hanmi Financial Corp.*                            190           3,186
  Harbor Florida Bancshares Inc.                    363           8,175
  Harleysville Group Inc.                           494          13,056
  Harleysville National Corp.                       415          11,089
  Hawthorne Financial Corp.*                        128           3,653
  Health Care REIT Inc.                             616          16,663
  Healthcare Realty Trust Inc.                      699          20,446
  Heritage Property Investment Trust
     Inc.                                           391           9,763
  Hilb, Rogal & Hamilton Co.                        477          19,509
  Home Properties of New York Inc.                  434          14,951
  Horace Mann Educators Corp.                       592           9,075
  HRPT Properties Trust                           2,150          17,716
  Hudson River Bancorp Inc.                         331           8,192
  Humboldt Bancorp                                  234           2,457
  IBERIABANK Corp.                                  131           5,261
  IMPAC Mortgage Holdings Inc.                      658           7,567
  Independence Holding Co.                           71           1,524
  Independent Bank Corp.                            529          14,053
  Innkeepers USA Trust                              509           3,899
  Insignia Financial Group Inc.*                    423           3,067
  Integra Bank Corp.                                336           5,988
  Interchange Financial Services Corp.              186           2,995
  International Bancshares Corp.                    378          14,912
  Investors Real Estate Trust                       601           5,998
  IRT Property Co.                                  560           6,647
  Irwin Financial Corp.                             334           5,511
  ITLA Capital Corp.*                               100           3,323
  JDN Realty Corp.                                  581           6,362
  Jefferies Group Inc.                              420          17,627
  Jones Lang LaSalle Inc.*                          505           7,767
  Kansas City Life Insurance Co.                     79           2,994
  Keystone Property Trust Corp.                     311           5,278
  Kilroy Realty Corp.                               405           9,335
  Knight Trading Group Inc.*                      1,358           6,505
  Koger Equity Inc.                                 415           6,474
  Kramont Realty Trust                              400           5,860
                                                 SHARES           VALUE

                                                     ------------------
FINANCIAL - 18.28% (CONTINUED)
  Lakeland Bancorp Inc.                             254  $        4,539
  Lakeland Financial Corp.                          111           2,603
  LandAmerica Financial Group Inc.                  404          14,322
  LaSalle Hotel Properties                          366           5,124
  Leeds Federal Bankshares Inc.                      27             861
  Lexington Corporate Properties Trust              390           6,201
  LNR Property Corp.                                375          13,275
  Local Financial Corp.*                            417           6,109
  LSB Bancshares Inc.                               184           2,981
  LTC Properties Inc.                               306           2,056
  Macatawa Bank Corp.                               145           2,878
  Macerich Co.                                      544          16,728
  MAF Bancorp Inc.                                  413          14,013
  Main Street Banks Inc.                            226           4,339
  MainSource Financial Group Inc.                   127           3,051
  Manufactured Home Communities Inc.                279           8,267
  Massbank Corp.                                     83           2,349
  MB Financial Inc.                                 246           8,558
  MCG Capital Corp.                                 439           4,715
  MEEMIC Holdings Inc.*                              23             666
  Merchants Bancshares Inc.                          87           1,961
  MeriStar Hospitality Corp.                        681           4,495
  Metris Cos. Inc.                                  708           1,749
  MFA Mortgage Investments, Inc.                    536           4,502
  Mid-America Apartment Communities Inc.            306           7,482
  Mid-Atlantic Realty Trust                         379           6,595
  Midland Co.                                       170           3,230
  Mid-State Bancshares                              402           6,602
  Midwest Banc Holdings Inc.                        201           3,809
  Mills Corp.                                       364          10,680
  Mission West Properties                           314           3,109
  Nara Bancorp Inc.                                  87           1,807
  NASB Financial Inc.                                66           1,518
  National Health Investors Inc.                    381           6,126
  National Health Realty Inc.                       129           1,883
  National Penn Bancshares Inc.                     406          10,789
  National Western Life Insurance Co.*               47           4,512
  Nationwide Health Properties Inc.                 820          12,243
  Navigators Group Inc.*                             88           2,020
  NBC Capital Corp.                                 152           3,830
  NBT Bancorp Inc.                                  499           8,518
  New Century Financial Corp.                       342           8,683
  Northwest Bancorp Inc.                            236           3,490
  NovaStar Financial Inc.                           226           7,013
  NYMAGIC, INC.*                                     31             603
  OceanFirst Financial Corp.                        227           5,096
  Ocwen Financial Corp.*                            811           2,271
  Odyssey Re Holdings Corp.                         364           6,443
  Ohio Casualty Corp.*                              848          10,982
  Old Second Bancorp Inc.                           150           5,550
  Omega Financial Corp.                             179           6,417
  Omega Healthcare Investors Inc.*                  350           1,309
  Oriental Financial Group Inc.                     265           6,514
  Pacific Capital Bancorp                           583          14,837
  Pacific Northwest Bancorp                         335           8,375
  Pacific Union Bank*                               231           2,659
  Pan Pacific Retail Properties Inc.                556          20,311
  Parkvale Financial Corp.                          104           2,397
  Parkway Properties Inc.                           170           5,964
  Partners Trust Financial Group Inc.               143           2,305
  Peapack-Gladstone Financial Corp.                 130           4,453

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS             RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
FINANCIAL - 18.28% (CONTINUED)
  Pennfed Financial Services Inc.                   108  $        2,932
  Pennrock Financial Savings Corp.                  150           4,163
  Pennsylvania Real Estate Investment
     Trust                                          306           7,956
  Peoples Bancorp Inc.                              171           4,378
  Peoples Holding Co.                               122           4,972
  PFF Bancorp Inc.                                  246           7,688
  Philadelphia Consolidated Holding Co.*            366          12,956
  Pico Holdings Inc.*                               142           1,907
  PMA Capital Corp.                                 441           6,320
  Port Financial Corp.                              107           4,774
  Post Properties Inc.                              558          13,336
  Prentiss Properties Trust                         514          14,536
  Presidential Life Corp.                           448           4,449
  Price Legacy Corp.*                               401           1,123
  PrivateBancorp Inc.                                79           2,990
  ProAssurance Corp.*                               365           7,665
  Prosperity Bancshares Inc.                        239           4,541
  Provident Bancorp Inc.                             65           2,018
  Provident Bankshares Corp.                        398           9,198
  PS Business Parks Inc.                            218           6,932
  Quaker City Bancorp Inc.*                         110           3,622
  R&G Financial Corp.*                              307           7,138
  RAIT Investment Trust                             340           7,344
  Ramco-Gershenson Properties Trust                 177           3,496
  Realty Income Corp.                               556          19,460
  Redwood Trust Inc.                                238           6,593
  Republic Bancorp Inc.                           1,025          11,991
  Republic Bancshares Inc.*                         109           2,142
  RFS Hotel Investors Inc.                          417           4,529
  Riggs National Corp.                              303           4,693
  RLI Corp.                                         272           7,589
  Royal Bancshares of Pennsylvania                  110           2,354
  S&T Bancorp Inc.                                  443          11,098
  S.Y. Bancorp Inc.                                 124           4,600
  Sandy Spring Bancorp Inc.                         315           9,923
  Santander Bancorp                                 184           2,392
  Saul Centers Inc.                                 229           5,450
  Saxon Capital Inc.*                               469           5,867
  Seacoast Banking Corp. of Florida                 225           4,239
  Seacoast Financial Services Corp.                 404           8,084
  Second Bancorp Inc.                               184           4,876
  Selective Insurance Group Inc.                    431          10,853
  Senior Housing Properties Trust                   758           8,042
  Shurgard Storage Centers Inc.                     507          15,889
  Simmons First National Corp.                      154           5,644
  Sizeler Property Investors Inc.                   251           2,332
  SL Green Realty Corp.                             440          13,904
  SoundView Technology Group Inc.*                1,613           2,420
  South Financial Group Inc.                        672          13,884
  Southwest Bancorp Inc.                            112           2,911
  Southwest Bancorp of Texas Inc.*                  471          13,570
  Sovran Self Storage Inc.                          272           7,714
  St. Francis Capital Corp.                         157           3,677
  State Auto Financial Corp.                        276           4,278
  State Bancorp Inc.                                159           2,862
  Staten Island Bancorp Inc.                        920          18,529
  Sterling Bancorp                                  226           5,948
  Sterling Bancshares Inc.                          636           7,772
  Sterling Financial Corp.*                         620          13,441
  Stewart Information Services Corp.*               368           7,872
  Suffolk Bancorp                                   255           8,063
                                                 SHARES           VALUE

                                                     ------------------
FINANCIAL - 18.28% (CONTINUED)
  Summit Bancshares Inc.                            114  $        2,223
  Summit Properties Inc.                            369           6,568
  Sun Bancorp Inc.*                                 246           3,805
  Sun Communities Inc.                              323          11,812
  Superior Financial Corporation                    152           2,792
  Susquehanna Bancshares Inc.                       657          13,693
  SWS Group Inc.                                    294           3,987
  Tanger Factory Outlet Centers Inc.                113           3,503
  Taubman Centers Inc.                              479           7,774
  Texas Regional Bancshares Inc.                    368          13,079
  Thornburg Mortgage Inc.                           693          13,929
  Tompkins Trustco Inc.                             161           7,100
  Town & Country Trust                              311           6,562
  Trammell Crow Co.*                                491           4,419
  Transcontinental Realty Investors*                 62           1,094
  Triad Guaranty Inc.*                              171           6,303
  TriCo Bancshares                                  110           2,706
  Troy Financial Corp.                              183           4,937
  Trust Company of New Jersey                       404          11,244
  TrustCo Bank Corp.                              1,206          13,001
  U.S. Restaurant Properties Inc.                   425           5,984
  U.S.B. Holding Co. Inc.                           260           4,602
  UCBH Holdings Inc.                                394          16,725
  UICI*                                             644          10,014
  UMB Financial Corp.                               358          13,697
  Umpqua Holdings Corp.                             498           9,089
  Union Acceptance Corp.*                           214             133
  Union Bankshares Corp.                            164           4,469
  United Bankshares Inc.                            610          17,727
  United Community Banks Inc.                       361           8,798
  United Community Financial Corp.                  680           5,882
  United Fire & Casualty Co.                        157           5,252
  United National Bancorp                           296           6,823
  Universal American Financial Corp.*               507           2,950
  Universal Health Realty Income Trust              237           6,221
  Unizan Financial Corp.                            368           7,268
  Urstadt Biddle Prop Inc*                          269           2,981
  Ventas Inc.                                     1,013          11,599
  Vesta Insurance Group Inc.                        745           2,049
  Virginia Financial Group Inc.                     158           4,708
  W Holding Co. Inc.                                666          10,929
  Warwick Community Bancorp Inc.                     80           2,266
  Washington Real Estate Investment
     Trust                                          614          15,657
  Washington Trust Bancorp Inc.                     283           5,527
  Waypoint Financial Corp.                          632          11,250
  Wellsford Real Properties Inc.*                   116           1,828
  Wesbanco Inc.                                     363           8,491
  West Coast Bancorp                                342           5,181
  Westcorp Inc.                                     255           5,355
  Westfield Financial Inc.                          108           1,674
  WFS Financial Inc.*                               150           3,137
  Willow Grove Bancorp Inc.                         106           1,473
  Winston Hotels Inc.                               367           2,863
  Wintrust Financial Corp.                          296           9,259
  World Acceptance Corp.*                           252           1,918
  WSFS Financial Corp.                              171           5,638
  Yardville National Bancorp                        128           2,207
  Zenith National Insurance Corp.                   179           4,210
                                                         --------------
                                                              2,534,668
                                                         --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
INDUSTRIAL - 11.45%
  A.M. Castle & Co.*                                152  $          692
  A.O. Smith Corp.                                  362           9,778
  AAON Inc.*                                        204           3,760
  AAR Corp.                                         556           2,863
  Active Power Inc.*                                728           1,296
  Actuant Corp.*                                    199           9,244
  Acuity Brands Inc.                                690           9,343
  Advanced Energy Industries Inc.*                  360           4,579
  AEP Industries Inc.*                               88           1,150
  Airborne Inc.                                     806          11,953
  Alamo Group Inc.                                  135           1,654
  Albany International Corp.                        395           8,161
  Alexander & Baldwin Inc.                          682          17,589
  Amerco*                                           216             955
  American Superconductor Corp.*                    445           1,339
  Ameron International Corp.                         78           4,302
  Ametek Inc.                                       551          21,208
  Analogic Corp.                                    144           7,241
  Apogee Enterprises Inc.                           473           4,234
  Applied Films Corp.*                              240           4,798
  Applied Industrial Technologies Inc.              417           7,881
  Arkansas Best Corp.*                              366           9,509
  Armor Holdings Inc.*                              419           5,770
  Artesyn Technologies Inc.*                        643           2,469
  Astec Industries Inc.*                            330           3,277
  Atlas Air Worldwide Holdings Inc.*                358             541
  Baldor Electric Co.                               507          10,013
  Barnes Group Inc.                                 225           4,579
  BE Aerospace Inc.*                                595           2,166
  BEI Technologies Inc.                             237           2,652
  Bel Fuse Inc.                                     213           4,292
  Belden Inc.                                       377           5,738
  Benchmark Electronics Inc.*                       380          10,891
  Brady Corp.                                       400          13,340
  Briggs & Stratton Corp.                           371          15,756
  Brooks-PRI Automation Inc.*                       564           6,463
  Butler Manufacturing Co.                          121           2,341
  BWAY Corp.*                                        91           1,800
  C&D Technologies Inc.                             433           7,651
  Calgon Carbon Corp.                               728           3,596
  Capstone Turbine Corp.*                         1,683           1,515
  Carlisle Companies                                506          20,938
  Cascade Corp.                                     204           3,254
  Casella Waste Systems Inc.*                       361           3,209
  Centex Construction Products Inc.                 139           4,886
  Checkpoint Systems Inc.*                          536           5,542
  Chesapeake Corp.                                  304           5,426
  Circor International Inc.                         216           3,434
  CLARCOR Inc.                                      414          13,360
  Cognex Corp.*                                     560          10,321
  Coherent Inc.*                                    482           9,616
  Columbus McKinnon Corp.*                          266           1,016
  Comfort Systems USA Inc.*                         823           2,757
  Commercial Metals Co.                             402           6,528
  Concord Camera Corp.*                             524           2,845
  CoorsTek Inc.*                                    172           4,395
  Covenant Transport Inc.*                          128           2,427
  Crown Cork & Seal Co. Inc.*                     2,900          23,055
  CTS Corp.                                         648           5,022
  Cubic Corp.                                       335           6,174
  Cuno Inc.*                                        339          11,228
                                                 SHARES           VALUE

                                                     ------------------
INDUSTRIAL - 11.45% (CONTINUED)
  Curtiss-Wright Corp.                              226  $       14,423
  Daktronics Inc.*                                  304           4,068
  DDi Corp.*                                      1,044             230
  Dionex Corp.*                                     380          11,290
  Drew Industries Inc.*                             114           1,830
  DRS Technologies Inc.*                            359          11,247
  Ducommun Inc.*                                    150           2,378
  Dycom Industries Inc.*                            797          10,560
  Earthshell Corp.*                               1,436             833
  EDO Corp.                                         333           6,920
  EGL Inc.*                                         576           8,208
  Electro Scientific Industries Inc.*               459           9,180
  ElkCorp                                           422           7,301
  EMCOR Group Inc.*                                 323          17,122
  Encore Wire Corp.*                                289           2,615
  Energy Conversion Devices Inc.*                   325           3,185
  Engineered Support Systems Inc.                   277          10,155
  ESCO Technologies Inc.*                           260           9,620
  Esterline Technologies Corp.*                     451           7,969
  Excel Technology Inc.*                            190           3,399
  Federal Signal Corp.                              755          14,662
  FEI Company*                                      402           6,147
  Flir Systems Inc.*                                325          15,860
  Florida East Coast Industries Inc.                380           8,816
  Florida Rock Industries Inc.                      429          16,323
  Flow International Corp.*                         286             729
  Foamex International Inc.*                        469           1,482
  Forward Air Corp.*                                249           4,833
  Franklin Electric Co. Inc.                        139           6,673
  Gardner Denver Inc.*                              345           7,004
  GenCorp Inc.                                      519           4,110
  General Cable Corp.                               720           2,736
  Genesee & Wyoming Inc.*                           252           5,128
  Genlyte Group Inc.*                               263           8,195
  Global Power Equipment Group Inc.*                485           2,391
  Gorman-Rupp Co.                                   160           3,760
  GrafTech International Ltd.*                      948           5,650
  Granite Construction Inc.                         535           8,293
  Graphic Packaging International Corp.*            492           2,775
  Greif Bros. Corp.*                                281           6,688
  Griffon Corp.*                                    441           6,006
  GulfMark Offshore Inc.*                           292           4,307
  Heartland Express Inc.*                           497          11,387
  Heico Corp.                                       307           3,257
  Herley Industries Inc.*                           260           4,526
  Hexcel Corp.*                                     518           1,554
  HPL Technologies Inc.                             197               4
  Identix Inc.*                                   1,052           5,418
  IDEX Corp.                                        462          15,107
  II-VI Inc.*                                       237           3,806
  IMCO Recycling Inc.*                              259           2,106
  Insituform Technologies Inc.*                     378           6,445
  Integrated Defense Technologies Inc.*             152           2,204
  Intermagnetics General Corp.*                     321           6,304
  Intermet Corp.                                    468           1,966
  Interpool Inc.                                    122           1,959
  Invision Technologies Inc.*                       251           6,616
  Ionics Inc.*                                      381           8,687
  Itron Inc.*                                       316           6,058
  J.B. Hunt Transport Services Inc.*                346          10,138
  JLG Industries Inc.                               703           5,294

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS             RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
INDUSTRIAL - 11.45% (CONTINUED)
  Joy Global Inc.*                                  720  $        8,107
  Kadant Inc.*                                      266           3,990
  Kaman Corp.                                       374           4,114
  Kansas City Southern*                           1,002          12,024
  Kaydon Corp.                                      459           9,735
  Keithley Instruments Inc.                         129           1,613
  Kennametal Inc.                                   504          17,378
  Kirby Corp.*                                      405          11,093
  Knight Transportation Inc.*                       399           8,379
  L.S. Starrett Co.                                 142           2,357
  Ladish Co.*                                       198           1,596
  Landstar System Inc.*                             332          19,376
  Lawson Products Inc.                              106           3,284
  LeCroy Corp.*                                     180           1,998
  Lennox International Inc.                         712           8,936
  Lincoln Electric Holdings Inc.                    530          12,270
  Lindsay Manufacturing Co.                         217           4,644
  Littelfuse Inc.*                                  426           7,182
  LSI Industries Inc.                               311           4,307
  Lydall Inc.*                                      320           3,632
  MagneTek Inc.*                                    427           1,896
  Manitowoc Co.                                     401          10,226
  Manufacturers Services Ltd.*                      313           1,734
  Matthews International Corp.                      457          10,205
  Maverick Tube Corp.*                              628           8,183
  Medis Technologies Ltd.*                          235           1,175
  Merix Corp.*                                      296           2,486
  Mestek Inc.*                                       66           1,183
  Methode Electronics Inc.                          569           6,242
  Michael Baker Corp.*                              100           1,095
  Milacron Inc.                                     372           2,213
  Mine Safety Appliances Co.                        171           5,515
  Molecular Devices Corp.*                          332           5,468
  Moog Inc.*                                        328          10,181
  Mueller Industries Inc.*                          469          12,780
  Myers Industries Inc.                             401           4,291
  NACCO Industries Inc.                             117           5,121
  NCI Building Systems Inc.*                        399           8,706
  NN Inc.                                           247           2,468
  Nordson Corp.                                     371           9,212
  Nortek Inc.*                                      185           8,464
  Northwest Pipe Co.*                               125           2,163
  NS Group Inc.*                                    372           2,425
  Nu Horizons Electronics Corp.*                    312           1,803
  Offshore Logistics Inc.*                          427           9,360
  Orbital Sciences Corp.*                           936           3,950
  OSI Systems Inc.*                                 146           2,479
  Osmonics Inc.*                                    231           3,913
  Overseas Shipholding Group Inc.                   454           8,127
  P.A.M. Transportation Services Inc.*               67           1,689
  Park Electrochemical Corp.                        371           7,123
  Paxar Corp.*                                      530           7,818
  Penn Engineering & Manufacturing Corp.            254           2,705
  Petroleum Helicopters Inc.*                        55           1,630
  Photon Dynamics Inc.*                             370           8,436
  Pioneer-Standard Electronics Inc.                 500           4,590
  Planar Systems Inc.*                              280           5,776
  Powell Industries Inc.*                           143           2,442
  Power-One Inc.*                                 1,172           6,645
  Presstek Inc.*                                    666           3,070
  Proton Energy Systems Inc.*                       526           1,578
                                                 SHARES           VALUE

                                                     ------------------
INDUSTRIAL - 11.45% (CONTINUED)
  Quanex Corp.                                      294  $        9,849
  Quixote Corp.                                     142           2,565
  RailAmerica Inc.*                                 620           4,445
  Rayovac Corp.*                                    534           7,118
  Regal-Beloit Corp.                                385           7,970
  Research Frontiers Inc.*                          209           1,743
  Roadway Corp.                                     256           9,423
  Robbins & Myers Inc.                              182           3,349
  Rogers Corp.*                                     344           7,654
  Roper Industries Inc.                             486          17,788
  Sauer-Danfoss Inc.                                211           1,667
  SBS Technologies Inc.*                            317           2,904
  Sequa Corp.*                                      131           5,123
  Silgan Holdings Inc.*                             223           5,504
  Simpson Manufacturing Co.*                        318          10,462
  SPS Technologies Inc.*                            267           6,341
  Standex International Corp.                       235           5,602
  Stericycle Inc.*                                  560          18,132
  Stewart & Stevenson Services Inc.*                475           6,717
  Stoneridge Inc.*                                  279           3,320
  Sturm Ruger & Co.                                 423           4,048
  Suntron Corp.*                                     54             252
  SureBeam Corp.*                                   269           1,087
  Sypris Solutions Inc.                             108           1,103
  Technitrol Inc.                                   668          10,782
  Tecumseh Products Co.                             329          14,519
  Teledyne Technologies Inc.*                       506           7,934
  Tennant Co.                                       196           6,390
  Terex Corp.*                                      663           7,386
  Tetra Tech Inc.*                                  835          10,187
  Texas Industries Inc.                             356           8,651
  Thomas & Betts Corp.*                             723          12,219
  Thomas Industries Inc.                            314           8,183
  TRC Cos. Inc.*                                    189           2,482
  Tredegar Corp.                                    432           6,480
  Trex Co. Inc.*                                    140           4,942
  Trimble Navigation Ltd.*                          421           5,258
  Trinity Industries Inc.                           596          11,300
  Triumph Group Inc.*                               304           9,710
  TTM Technologies Inc.*                            334           1,105
  U.S. Concrete Inc.*                               439           2,401
  U.S. Industries Inc.*                           1,439           3,785
  U.S. Xpress Enterprises Inc.*                     121           1,060
  United Defense Industries Inc.*                   359           8,365
  United Industrial Corp.                           207           3,312
  Universal Display Corp.*                          346           2,730
  Universal Forest Products Inc.                    296           6,311
  UNOVA Inc.*                                       898           5,388
  URS Corp.*                                        310           4,411
  USFreightways Corp.                               448          12,880
  USG Corp.*                                        799           6,752
  Valmont Industries Inc.*                          293           5,684
  Varian Inc.*                                      492          14,115
  Vicor Corp.*                                      432           3,564
  Wabtec                                            572           8,031
  Waste Connections Inc.*                           462          17,835
  Watts Industries Inc.                             340           5,352
  Werner Enterprises Inc.                           642          13,822
  Wilson Greatbatch Technologies Inc.*              355          10,366
  Woodhead Industries Inc.                          227           2,565
  Woodward Governor Co.                             193           8,396

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
INDUSTRIAL - 11.45% (CONTINUED)
  Worthington Industries Inc.                     1,122  $       17,099
  X-Rite Inc.                                       390           2,726
  Yellow Corp.*                                     483          12,167
  Zygo Corp.*                                       338           2,363
                                                         --------------
                                                              1,587,504
                                                         --------------
TECHNOLOGY - 8.60%
  3D Systems Corp.*                                 157           1,225
  Acclaim Entertainment Inc.*                     1,514             999
  Actel Corp.*                                      358           5,807
  Actuate Corp.*                                    958           1,696
  ADE Corp.*                                        203           1,212
  Advanced Digital Information Corp.*             1,039           6,972
  Advanced Power Technology Inc.*                   119             387
  Alliance Semiconductor Corp.*                     547           2,150
  Allscripts Healthcare Solutions Inc.*             503           1,202
  Altiris Inc.*                                     109           1,735
  American Management Systems Inc.*                 653           7,829
  ANADIGICS Inc.*                                   665           1,716
  Ansys Inc.*                                       321           6,484
  Anteon International Corp.*                       326           7,824
  Artisan Components Inc.*                          322           4,968
  Ascential Software Corp.*                       4,251          10,202
  Aspen Technology Inc.*                            772           2,185
  AstroPower Inc.*                                  407           3,252
  Asyst Technologies Inc.*                          596           4,381
  ATMI Inc.*                                        452           8,371
  August Technology Corp.*                          159             805
  Avid Technology Inc.*                             541          12,416
  Axcelis Technologies Inc.*                      1,633           9,160
  AXT Inc.*                                         405             729
  Barra Inc.*                                       348          10,555
  Borland Software Corp.*                         1,011          12,435
  CACI International Inc.*                          474          16,893
  Caliper Technologies Corp.*                       528           1,584
  Caminus Corp.*                                    216             505
  Carreker Corp.*                                   420           1,903
  Catapult Communications Corp.*                    116           1,386
  CCC Information Services Group Inc.*              266           4,722
  ChipPAC Inc.*                                     917           3,255
  CIBER Inc.*                                     1,138           5,861
  Cirrus Logic Inc.*                              1,211           3,488
  Cognizant Technology Solutions Corp.*             177          12,785
  Cohu Inc.                                         450           6,615
  CompuCom Systems Inc.*                            496           2,783
  Computer Horizons Corp.*                          682           2,230
  Computer Programs and Systems Inc.*                65           1,609
  Concord Communications Inc.*                      346           3,111
  Concurrent Computer Corp.*                      1,345           3,874
  Covansys Corp.*                                   418           1,571
  CRAY Inc.*                                        890           6,826
  Credence Systems Corp.*                         1,009           9,414
  Cree Inc.*                                      1,215          19,865
  Datastream Systems Inc.*                          339           2,170
  Dendrite International Inc.*                      673           5,027
  Digimarc Corp.*                                   194           2,200
  DocuCorp International Inc.*                      171           1,132
  Documentum Inc.*                                  660          10,336
  Drexler Technology Corp.*                         183           2,306
  DSP Group Inc.*                                   451           7,135
  DuPont Photomasks Inc.*                           259           6,022
                                                 SHARES           VALUE

                                                     ------------------
TECHNOLOGY - 8.60% (CONTINUED)
  Dynamics Research Corp.*                          146  $        2,045
  Echelon Corp.*                                    417           4,675
  Eclipsys Corp.*                                   751           4,018
  eFunds Corp.*                                     777           7,078
  Electroglas Inc.*                                 460             708
  Electronics for Imaging Inc.*                     905          14,716
  Embarcadero Technologies Inc.*                    175           1,045
  EMCORE Corp.*                                     524           1,148
  Entegris Inc.*                                    765           7,880
  EPIQ Systems Inc.*                                215           3,294
  ESS Technology Inc.*                              533           3,353
  Exar Corp.*                                       652           8,085
  FactSet Research Systems Inc.                     352           9,951
  FalconStor Software Inc.*                         740           2,871
  Fidelity National Information
     Solutions Inc.*                                286           4,934
  FileNet Corp.*                                    556           6,783
  FSI International Inc.*                           569           2,561
  General Binding Corp.*                            130           1,102
  Genesis Microchip Inc.*                           664           8,665
  Global Imaging Systems Inc.*                      174           3,198
  GlobespanVirata Inc.*                           1,992           8,785
  Handspring Inc.*                                  934             887
  Helix Technology Corp.                            435           4,872
  Hutchinson Technology Inc.*                       423           8,756
  Hyperion Solutions Corp.*                         556          14,273
  IDX Systems Corp.*                                368           6,267
  iGATE Corp.*                                      438           1,148
  Imagistics International Inc.*                    390           7,800
  Imation Corp.*                                    585          20,522
  InFocus Corp.*                                    611           3,764
  Infogrames Inc.*                                  121             214
  Informatica Corp.*                                955           5,501
  Information Resources Inc.*                       596             954
  Inforte Corp.*                                    139           1,077
  InfoUSA Inc.*                                     557           2,768
  Integral Systems Inc.*                            201           4,030
  Integrated Silicon Solution Inc.*                 581           2,533
  InterCept Inc.*                                   316           5,350
  Intergraph Corp.*                                 836          14,847
  Inter-Tel Inc.                                    393           8,218
  Intertrust Technologies Corp.*                  1,593           6,738
  Iomega Corp.*                                     854           6,704
  IXYS Corp.*                                       227           1,603
  JDA Software Group Inc.*                          467           4,511
  Keane Inc.*                                       980           8,810
  Kopin Corp.*                                    1,157           4,535
  Kronos Inc.*                                      428          15,832
  Kulicke & Soffa Industries Inc.*                  822           4,702
  Lattice Semiconductor Corp.*                    1,424          12,488
  Lawson Software Inc.*                             305           1,754
  Legato Systems Inc.*                            1,453           7,309
  Lexar Media Inc.*                                 707           4,433
  LTX Corp.*                                        760           4,583
  Magma Design Automation Inc.*                     402           3,851
  Manhattan Associates Inc.*                        422           9,985
  ManTech International Corp.*                      157           2,994
  Manugistics Group Inc.*                         1,291           3,098
  MAPICS Inc.*                                      312           2,168
  MapInfo Corp.*                                    329           1,826
  Mattson Technology Inc.*                          455           1,301
  Maxtor Corp.*                                   3,324          16,819

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS             RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
TECHNOLOGY - 8.60% (CONTINUED)
  McDATA Corp.*                                   1,055  $        7,491
  MCSi Inc.*                                        478           2,271
  MEMC Electronic Materials Inc.*                   441           3,338
  Mentor Graphics Corp.*                          1,091           8,575
  Mercury Computer Systems Inc.*                    370          11,292
  MetaSolv Inc.*                                    630             863
  Micromuse Inc.*                                 1,624           6,204
  Micros Systems Inc.*                              361           8,094
  Microsemi Corp.*                                  628           3,825
  Microtune Inc.*                                   948           2,967
  Midway Games Inc.*                                598           2,494
  MIPS Technologies Inc.*                           774           2,345
  Monolithic System Technology Inc.*                389           4,699
  MRO Software Inc.*                                382           4,639
  MSC.Software Corp.*                               553           4,269
  MTS Systems Corp.                                 458           4,589
  Mykrolis Corp.*                                   661           4,825
  Nanometrics Inc.*                                 157             658
  Nassda Corp.*                                     109           1,223
  NDCHealth Corp.                                   537          10,686
  NetIQ Corp.*                                      659           8,139
  NetScout Systems Inc.*                            392           1,705
  NetScreen Technologies Inc.*                      218           3,671
  Novadigm Inc.*                                    294             685
  Novell Inc.*                                    6,050          20,207
  Nuance Communications Inc.*                       628           1,557
  Numerical Technologies Inc.*                      528           1,827
  NYFIX Inc.*                                       543           2,444
  Oak Technology Inc.*                            1,215           3,220
  Omnicell Inc.*                                    316             837
  OmniVision Technologies Inc.*                     431           5,849
  ON Semiconductor Corp.*                           606             830
  ONYX Software Corp.*                              954           1,479
  OPNET Technologies Inc.*                          220           1,778
  Overland Storage Inc.*                            165           2,406
  Packeteer Inc.*                                   489           3,355
  Palm Inc.*                                        628           9,860
  Parametric Technology Corp.*                    4,352          10,967
  PDF Solutions Inc.*                               260           1,802
  PEC Solutions Inc.*                               182           5,442
  Pegasystems Inc.*                                 132             675
  Pericom Semiconductor Corp.*                      428           3,557
  Per-Se Technologies Inc.*                         653           5,857
  Phoenix Technologies Ltd.*                        563           3,249
  Photronics Inc.*                                  441           6,042
  Pinnacle Systems Inc.*                            980          13,338
  Pixelworks Inc.*                                  720           4,176
  PLATO Learning Inc.*                              359           2,132
  PLX Technology Inc.*                              369           1,443
  Pomeroy Computer Resources Inc.*                  215           2,516
  Power Integrations Inc.*                          420           7,140
  Practiceworks Inc.*                               227           1,793
  ProBusiness Services Inc.*                        457           4,570
  Progress Software Corp.*                          523           6,773
  QuadraMed Corp.*                                  590           1,546
  Quantum Corp.*                                  2,164           5,778
  Quest Software Inc.*                              619           6,382
  Radiant Systems Inc.*                             374           3,602
  Radisys Corp.*                                    356           2,841
  Rainbow Technologies Inc.*                        515           3,693
  Rambus Inc.*                                    1,393           9,347
                                                 SHARES           VALUE

                                                     ------------------
TECHNOLOGY - 8.60% (CONTINUED)
  Read-Rite Corp.*                                2,632  $          921
  Red Hat Inc.*                                   2,439          14,414
  Redback Networks Inc.*                          2,925           2,457
  Renaissance Learning Inc.*                        236           4,460
  Retek Inc.*                                       871           2,369
  Richardson Electronics Ltd.                       139           1,204
  Roxio Inc.*                                       417           1,989
  Rudolph Technologies Inc.*                        200           3,832
  Sanchez Computer Associates Inc.*                 296             852
  SanDisk Corp.*                                  1,010          20,503
  ScanSoft Inc.*                                    869           4,519
  Schawk Inc.                                       168           1,665
  SCM Microsystems Inc.*                            339           1,441
  SeaChange International Inc.*                     482           2,964
  Semitool Inc.*                                    349           2,167
  SERENA Software Inc.*                             378           5,969
  Silicon Graphics Inc.*                          4,120           4,656
  Silicon Image Inc.*                               968           5,808
  Silicon Laboratories Inc.*                        438           8,357
  Silicon Storage Technology Inc.*                1,291           5,216
  Siliconix Inc.*                                   127           2,972
  SimpleTech Inc.*                                  156             471
  Sipex Corp.*                                      553           2,046
  Skyworks Solutions Inc.*                        2,320          19,998
  SONICblue Inc.*                                 1,864             839
  SpeechWorks International Inc.*                   561           1,560
  SPSS Inc.*                                        259           3,623
  SRA International Inc.*                           109           2,953
  SS&C Technologies Inc.*                           171           1,821
  Standard Microsystems Corp.*                      315           6,133
  StorageNetworks Inc.*                           1,435           1,665
  Supertex Inc.*                                    225           3,350
  Sykes Enterprises Inc.*                           527           1,729
  Synaptics Inc.*                                   109             828
  Synplicity Inc.*                                  208             786
  Syntel Inc.*                                      122           2,563
  Systems & Computer Technology Corp.*              673           5,788
  Take-Two Interactive Software Inc.*               630          14,799
  TALX Corp.*                                       267           3,450
  Therma-Wave Inc.*                                 537             564
  THQ Inc.*                                         657           8,705
  Three-Five Systems Inc.*                          468           3,019
  Tier Technologies Inc.*                           314           5,024
  TiVo Inc.*                                        401           2,097
  Transaction Systems Architects Inc.*              529           3,439
  Transmeta Corp.*                                2,362           2,764
  Trikon Technologies Inc.*                         224           1,120
  Tripos Inc.*                                      159           1,165
  Triquint Semiconductor Inc.*                    2,193           9,298
  Tyler Technologies Inc.*                          700           2,919
  Ulticom Inc.*                                     230           1,723
  Ultratech Stepper Inc.*                           377           3,709
  Varian Semiconductor Equipment
     Associates Inc.*                               512          12,166
  Vastera Inc.*                                     696           3,933
  Veeco Instruments Inc.*                           421           4,867
  Verint Systems Inc.*                               98           1,978
  Viewpoint Corp.*                                  806           1,507
  Virage Logic Corp.*                               234           2,347
  VitalWorks Inc.*                                  776           2,988
  Vitesse Semiconductor Corp.*                    3,352           7,324
  Western Digital Corp.*                          3,206          20,475

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
TECHNOLOGY - 8.60% (CONTINUED)
  White Electronic Designs Corp.*                   381  $        2,915
  Wind River Systems Inc.*                        1,138           4,666
  Witness Systems Inc.*                             298           1,025
  Xicor Inc.*                                       431           1,608
  Zoran Corp.*                                      451           6,346
                                                         --------------
                                                              1,192,710
                                                         --------------
UTILITIES - 3.08%
  AGL Resources Inc.                                932          22,648
  American States Water Co.                         329           7,616
  Atmos Energy Corp.                                689          16,067
  Avista Corp.                                      797           9,213
  Black Hills Corp.                                 447          11,854
  California Water Service Group                    306           7,237
  Cascade Natural Gas Corp.                         240           4,800
  Central Vermont Public Service Corp.              253           4,625
  CH Energy Group Inc.                              356          16,600
  CLECO Corp.                                       677           9,478
  Connecticut Water Service Inc.                    167           4,214
  DQE Inc.                                        1,365          20,803
  El Paso Electric Co.*                             781           8,591
  Empire District Electric Co.                      371           6,752
  Energen Corp.                                     574          16,703
  EnergySouth Inc.                                   91           2,566
  Laclede Group Inc.                                410           9,922
  MGE Energy, Inc.                                  353           9,450
  Middlesex Water Co.                               167           3,502
  New Jersey Resources Corp.                        450          14,216
  Northwest Natural Gas Co.                         424          11,473
  Northwestern Corp.                                596           3,028
  NUI Corp.                                         343           5,920
  ONEOK Inc.                                        894          17,165
  Otter Tail Corp.                                  414          11,137
  Piedmont Natural Gas Co.                          513          18,135
  PNM Resources Inc.                                605          14,411
  SEMCO Energy Inc.                                 400           2,440
  Sierra Pacific Resources                        1,704          11,076
  SJW Corp.                                          45           3,512
  South Jersey Industries Inc.                      261           8,618
                                                 SHARES           VALUE

                                                     ------------------
UTILITIES - 3.08% (CONTINUED)
  Southern Union Co.*                               669  $       11,039
  Southwest Gas Corp.                               549          12,874
  Southwest Water Co.                               211           2,796
  UGI Corp.                                         460          17,200
  UIL Holdings Corp.                                261           9,101
  UniSource Energy Corp.                            476           8,230
  Unitil Corp.                                      103           2,554
  Westar Energy Inc.                                934           9,247
  WGL Holdings Inc.                                 810          19,375
  WPS Resources Corp.                               523          20,302
                                                         --------------
                                                                426,490
                                                         --------------
    Total Common Stocks
       (cost $14,641,789)                                    11,343,895
                                                         --------------

UNIT INVESTMENT TRUST(2) - 3.75%
  iShares Russell 2000 Index Fund*                6,850         519,299
                                                         --------------
    Total Unit Investment Trust
       (cost $511,849)                                          519,299
                                                         --------------

                                              PRINCIPAL           VALUE

                                                     ------------------

SHORT-TERM INVESTMENTS(2) - 11.15%
NORTHERN TRUST DIVERSIFIED ASSETS
PORTFOLIO - 3.95%                         $     547,164  $      547,164
                                                         --------------
U.S. TREASURY BILL - 7.20%
  (1.370% due 03/20/03)                       1,000,000         997,443
                                                         --------------
    Total Short-Term Investments
       (cost $1,544,607)                                      1,544,607
                                                         --------------
TOTAL INVESTMENTS - 96.72%
   (cost $16,698,245)(1)                                     13,407,801
                                                         --------------
OTHER ASSETS AND LIABILITIES - 3.28%                            454,862
                                                         --------------
TOTAL NET ASSETS - 100.00%                               $   13,862,663
                                                         ==============

-------------

*    Non-income producing
(1) For federal income tax purposes, cost is $16,952,817 and gross unrealized appreciation and depreciation of securities as of December 31, 2002 was $1,422,786 and ($4,967,802), respectively.
(2) Securities and other assets with an aggregate value of $1,992,640 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of December 31, 2002:

                                                         UNREALIZED
                                                      APPRECIATION/
TYPE                                      CONTRACTS  (DEPRECIATION)
-------------------------------------------------------------------
Russell 2000 Index (03/03)                   10         $(41,075)
Russell 2000 Index Mini (03/03)               2         $   (240)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                 EAFE INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

DECEMBER 31, 2002

                                                 SHARES           VALUE

                                                     ------------------
COMMON STOCKS - 94.68%
AUSTRALIA - 4.34%
  Alumina Ltd*                                    4,548  $       12,549
  Amcor Limited*                                  3,470          16,590
  AMP Ltd*                                        4,693          29,546
  Australia & New Zealand Bank Group*             6,247          61,035
  Australian Gas Light*                           2,039          12,102
  BHP Billiton Ltd*                              15,498          88,582
  Brambles Industries Limited*                    5,406          14,308
  Cochlear Limited*                                 443           9,724
  Coles Myer Limited*                             4,729          16,777
  Commonwealth Bank of Australia*                 5,264          80,036
  CSL Limited*                                      895          10,886
  CSR Limited                                     4,440          15,802
  Foster's Brewing Group Limited*                 8,584          21,752
  General Property Trust*                         7,917          13,241
  Insurance Australia Group Ltd*                  6,913          10,667
  James Hardie Inds*                              2,561           9,850
  Lend Lease Corporation Limited*                 2,051          11,226
  Macquarie Bank Limited                          1,011          13,436
  Macquarie Infrastructure Group                  8,603          15,503
  Mayne Nickless Ltd*                             5,462          10,027
  National Australia Bank                         6,402         114,463
  News Corporation Limited*                       6,119          39,557
  News Corporation Ltd*                           8,014          43,098
  Orica Limited                                   1,644           9,721
  Patrick Corporation Limited*                    1,288           9,502
  QBE Insurance Group Ltd*                        2,579          11,836
  Rio Tinto Limited*                              1,189          22,731
  Santos Limited*                                 3,968          13,452
  Southcorp Ltd*                                  4,435          11,488
  Sumcorp Metway Limited*                         2,065          12,966
  TABCORP Holdings Limited*                       2,154          12,918
  Telstra Corporation Limited*                    9,087          22,567
  Wesfarmers Limited*                             1,572          23,547
  Westfield Holdings*                             1,925          14,580
  Westfield Trust*                                8,569          16,744
  Westpac Banking Corp                            7,315          56,640
  WMC Limited*                                    4,548          10,808
  Woodside Petroleum Limited*                     2,303          16,055
  Woolworths Limited*                             4,433          28,458
                                                         --------------
                                                                964,770
                                                         --------------
AUSTRIA - .06%
  OMV AG*                                           127          12,472
                                                         --------------
BELGIUM - .82%
  Delhaize-Le Lion*                                 602          11,195
  Dexia*                                          2,636          32,725
  Electrabel*                                        82          19,921
  Fortis*                                         4,020          70,874
  Groupe Bruxelles Lambert*                         287          11,749
  KBC Bancassurance Holding*                        352          11,226
  Solvay SA*                                        177          12,204
  UCB S.A.*                                         428          13,475
                                                         --------------
                                                                183,369
                                                         --------------
DENMARK - .50%
  Danisco A/S*                                      294           9,989
  Danske Bank A/S*                                2,295          37,934
  Group 4 Falck*                                    413           8,723
  ISS A/S*                                          300          10,808
                                                 SHARES           VALUE

                                                     ------------------
DENMARK - .50% (CONTINUED)
  Novo-Nordisk A/S*                                 984  $       28,428
  TDC A/S*                                          612          14,871
                                                         --------------
                                                                110,753
                                                         --------------
FINLAND - 1.86%
  Fortum Oyj*                                     2,030          13,315
  Instrumentarium Oyj*                              357          14,304
  Kesko Oyj*                                        833          10,578
  Kone Oyj*                                         334          10,028
  Nokia Oyj*                                     19,874         315,973
  Outokumpu*                                        300           2,613
  Sampo Oyj*                                      1,272           9,678
  Tietoenator Oyj*                                  608           8,295
  UMP-Kymmene Oyj*                                  905          29,062
                                                         --------------
                                                                413,846
                                                         --------------
FRANCE - 8.48%
  Accor SA*                                         710          21,503
  Alcatel SA*                                     4,647          20,385
  Arcelor*                                        1,325          16,297
  Autoroutes*                                       395           9,546
  Aventis SA*                                     2,839         154,329
  Axa*                                            5,830          78,251
  BNP Paribas*                                    3,346         136,347
  Bouygues*                                         656          18,326
  Cap Gemini SA*                                    426           9,737
  Carrefour Supermarche*                          2,186          97,337
  Casino Guichard Perrachon*                        143          10,617
  Compagnie DE Saint-Gobain*                      1,127          33,068
  Essilor International*                            383          15,776
  France Telecom*                                 1,531          26,799
  Groupe Danone*                                    444          59,734
  Lafarge SA*                                       487          36,695
  Lagardere S.C.A.*                                 507          20,596
  L'Air liquide*                                    350          46,170
  L'OREAL*                                        1,208          91,972
  LVMH Moet Hennessy Louis Vuitton                  792          32,539
  Michelin (C.G.D.E.)*                              562          19,380
  Pechiney SA*                                      300          10,528
  Pernod-Ricard*                                    171          16,563
  Peugeot SA*                                       605          24,672
  Pinault-Printemps-Redoute*                        236          17,361
  Publicis Groupe*                                  449           9,518
  Renault SA*                                       590          27,726
  Sanofi-Synthelabo SA*                           1,442          88,148
  Schneider Electric SA*                            762          36,057
  Societe Generale*                               1,058          61,621
  Sodexho Alliance SA*                              441          10,182
  STMicroelectronics N.V.*                        2,424          47,518
  Suez Lyonnaise des Eaux*                        3,475          60,317
  Technip - Coflexip SA*                            124           8,875
  Television Francaise*                             507          13,546
  Thomson Mulitmedia*                               611          10,426
  Total FinaElf SA*                               2,682         383,062
  Unibail SA*                                       184          13,092
  Valeo SA*                                         354          11,108
  Vinci*                                            306          17,244
  Vivendi Universal*                              3,832          61,889
                                                         --------------
                                                              1,884,857
                                                         --------------
GERMANY - 5.39%
  Adidas AG DM5*                                    190          16,151
  Allianz AG*                                       610          57,678

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   EAFE INTERNATIONAL INDEX PORTFOLIO                 SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
GERMANY - 5.39% (CONTINUED)
  Altana AG*                                        295  $       13,405
  BASF AG*                                        2,212          83,336
  Bayer AG*                                       2,896          60,783
  Bayer Hypo-Vereinsbank*                         1,182          18,358
  Beiersdorf AG*                                    121          13,460
  Continental AG Dem5*                              620           9,532
  DaimlerChrysler AG*                             3,524         107,802
  Deutsche Bank AG*                               2,337         107,665
  Deutsche Boerse AG*                               246           9,810
  Deutsche Post AG*                               1,432          15,043
  Deutsche Telekom*                               8,786         112,672
  E.ON AG*                                        2,422          97,602
  Fresenius Medical Care AG*                        265          11,124
  Henkel KGAA - Vorzug*                             224          14,175
  Infineon Technologies*                          1,291           9,484
  Linde AG*                                         365          13,406
  Lufthansa*                                        863           8,160
  Man AG*                                           622           8,616
  Metro AG*                                         632          15,254
  Muenchener Rueckversicherungs AG*                 375          44,824
  Porsche AG Preferred*                              34          14,130
  RWE AG*                                         1,400          35,995
  SAP AG*                                           732          57,383
  Schering AG*                                      715          31,139
  Siemens AG*                                     3,365         143,019
  ThyssenKrupp AG*                                1,436          16,185
  TUI AG*                                           671          11,231
  Volkswagen AG*                                    807          29,218
  Volkswagen AG - Preferred*                        455          11,794
                                                         --------------
                                                              1,198,434
                                                         --------------
HONG KONG - 1.46%
  Bank of East Asia*                              8,800          15,065
  BOC Hong Kong Holdings Ltd*                    11,148          11,436
  Cheung Kong Holdings*                           6,722          43,745
  China Light & Power Holding                     7,746          31,189
  Hang Lung Properties Ltd*                       3,198          34,037
  Henderson Land Development                      3,256           9,749
  Hong Kong & China Gas*                         16,117          20,770
  Hong Kong Electric Holdings*                    5,970          22,545
  Hutchison Whampoa*                              8,918          55,806
  Li & Fung Ltd.*                                 8,571           8,133
  MTR Corporation*                               10,112          10,698
  Sun Hung Kai Properties Ltd                     6,123          36,196
  Swire Pacific Ltd*                              4,216          16,084
  Wharf Holdings Ltd*                             5,308          10,006
                                                         --------------
                                                                325,459
                                                         --------------
ITALY - 3.88%
  Alleanza Assicurazioni*                         1,846          13,987
  Assicurazioni Generali*                         4,247          87,356
  Autogrill SpA*                                  1,069           8,324
  Autostrade Concessioni e Costruzioni
     Autostrade SpA*                              3,266          32,492
  Banca Monte Dei Paschi Siena*                   4,148           9,773
  Banca Nazionale Lavoro*                        11,135          12,328
  Banco Popolare DI Milano*                       3,207          11,678
  Capitalia SpA*                                  7,205           9,209
  Enel SpA*                                       8,893          46,290
  ENI-Ente Nazionale Idrocarburi SpA*            11,715         186,255
  Fiat SpA*                                       1,555          12,647
  Intesabci SpA*                                 15,990          33,729
  Irish Life & Permanent*                         1,140          12,322
                                                 SHARES           VALUE

                                                     ------------------
ITALY - 3.88% (CONTINUED)
  Italgas*                                          909  $       12,363
  Luxottica Group SpA*                              724           9,551
  Mediaset SpA*                                   2,563          19,527
  Mediobanca SpA                                  2,219          18,257
  Pirelli SpA*                                    9,177           8,475
  Rinascente*                                       350           1,623
  Riunione Adriatica di Sicurta SpA*              1,401          17,055
  San Paolo-IMI SpA*                              3,727          24,250
  Seat-Pagine Gialle SpA*                        22,164          15,095
  Snam Rete Gas*                                  3,717          12,677
  Telecom Italia SpA                              9,918          75,251
  Telecom Italia SpA-RNC                          8,584          43,330
  TIM SpA                                        15,806          72,155
  Unicredito Italiano SpA*                       14,359          57,412
                                                         --------------
                                                                863,411
                                                         --------------
JAPAN - 19.99%
  77th Bank*                                      2,000           8,191
  Acom Co Ltd*                                      310          10,188
  Advantest Corp.*                                  300          13,449
  Aeon Co. Ltd.*                                  1,000          23,679
  Aiful Corp*                                       200           7,517
  Ajinomoto Co Inc*                               2,200          22,970
  Alps Electric Co Ltd*                           1,000          11,039
  Asahi Breweries Ltd.                            2,000          13,112
  Asahi Glass Co Ltd*                             3,000          18,379
  Asahi Kasei Corp*                               6,000          14,865
  Bank of Fukuoka Ltd*                            3,000          12,033
  Bank of Yokohama Ltd*                           4,000          15,809
  Bridgestone Corp                                3,000          37,162
  Canon Inc                                       4,000         150,670
  Casio Computer*                                 2,000          11,140
  Central Japan Railway Co*                           3          18,682
  Chiba Bank Ltd*                                 3,000           9,556
  Chubu Electric Power Co.*                       2,600          46,448
  Chugai Pharmaceutical Co Ltd*                   1,000           9,522
  Citizen Watch Co*                               2,000           8,915
  Credit Saison Co*                                 500           8,532
  Dai Nippon Printing Co. Ltd.*                   3,000          33,193
  Daiichi Pharmaceutical Co Ltd*                  1,000          14,351
  Daikin Industries Ltd*                          1,000          15,842
  Daito Trust Construction*                         500          11,060
  Daiwa House*                                    2,000          11,258
  Daiwa Securities Group Inc*                     5,000          22,204
  Denso Corp*                                     2,000          32,814
  East Japan Railway Company*                        11          54,597
  Ebara Corporation*                              3,000           9,278
  Eisai Co Ltd*                                     900          20,212
  Fanuc*                                            500          22,120
  Fast Retailing Co Ltd*                            200           7,045
  Fuji Photo Film Company Ltd.*                   2,000          65,223
  Fujisawa Pharmaceutical Co.*                    1,000          22,879
  Fujitsu Limited*                                8,000          22,853
  Furukawa Electric Co Ltd*                       4,000           8,393
  Hirose Electric*                                  200          15,269
  Hitachi Ltd*                                   12,000          46,010
  Honda Motor Co Ltd*                             2,600          96,183
  Hoya Corporation*                                 400          28,010
  Itochu Corp*                                    6,000          12,994
  Ito-Yokado Co Ltd*                              2,000          58,987
  Japan Tobacco Inc*                                  4          26,763
  JFE Holdings Inc.*                              1,900          23,072

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                 EAFE INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
JAPAN - 19.99% (CONTINUED)
  Joyo Bank, Ltd*                                 3,000  $        8,342
  JSR Corp*                                       1,000          10,045
  Kajima Corp*                                    4,000           8,932
  Kaneka Corp*                                    2,000          10,702
  Kansai Electric Power Co*                       2,800          42,306
  Kao Corp*                                       3,000          65,855
  Keihin Electric Express Railway*                3,000          13,651
  Keio Electric Railway*                          3,000          15,901
  Keyence Corporation*                              100          17,401
  Kinki Nippon Railway Co Ltd*                    7,000          15,101
  Kirin Brewery Co. Ltd.                          3,000          19,087
  Komatsu Ltd*                                    4,000          13,045
  Konami Corp*                                      400           9,236
  Konica Corporation*                             1,000           7,255
  Kubota Corp.*                                   4,000          10,854
  Kuraray Co Ltd*                                 2,000          12,404
  Kyocera Corp*                                     600          34,937
  Kyushu Electric Power*                          1,600          23,406
  Lawson Inc*                                       400           9,640
  Mabuchi Motor Co Ltd                              200          18,404
  Marui Co*                                       2,000          19,584
  Matsushita Electric Industrial Co Ltd          10,000          98,593
  Matsushita Electric Works*                      2,000          12,370
  Millea Holdings*                                    3          21,589
  Minebea Co., Ltd.*                              3,000          10,441
  Mitsubishi Chemical Corp*                       8,000          15,977
  Mitsubishi Corp*                                5,000          30,547
  Mitsubishi Electric Corp*                       8,000          18,471
  Mitsubishi Estate Co Ltd*                       4,000          30,471
  Mitsubishi Heavy Industries Ltd*               12,000          29,325
  Mitsubishi Tokyo Financial*                        10          54,352
  Mitsui & Co Ltd*                                5,000          23,342
  Mitsui Fudosan Co Ltd*                          3,000          19,466
  Mitsui Mining & Smelting Co Ltd*                4,000           9,236
  Mitsui Petrochemical*                           3,000          13,373
  Mitsui Sumitomo Insurance Co*                   5,000          23,005
  Mizuho Holding Inc*                                23          21,513
  Murata Manufacturing Co. Ltd*                     800          32,089
  NEC Corporation*                                7,000          26,190
  NGK Insulators*                                 2,000          10,921
  Nidec Corporation*                                100           6,253
  Nikko Cordial Corp*                             6,000          20,224
  Nikon Corp*                                     1,000           7,517
  Nintendo Co Ltd*                                  300          27,935
  Nippon Express Co Ltd*                          3,000          11,755
  Nippon Oil Corp*                                6,000          27,202
  Nippon Steel Corp*                             22,000          25,769
  Nippon Telegraph & Telephone Corp.*                18          65,375
  Nippon Unipac Holding*                              4          17,359
  Nippon Yusen Kabushiki Kaisha*                  5,000          16,853
  Nissan Motor Co Ltd*                            9,400          73,350
  Nisshin Flour Milling Co Ltd*                     500          11,165
  Nitto Denko Corp*                                 500          14,241
  Nomura Holdings Inc.*                           8,000          89,930
  NTT Data Corp*                                      5          13,820
  NTT Mobile Communications*                         66         121,800
  OJI Paper Co Ltd*                               4,000          17,191
  Olympus Optical Co Ltd*                         1,000          16,297
  Omron Corporation*                              1,000          14,848
  Oriental Land Co Ltd*                             200          12,118
  Orix Corp*                                        300          19,339
  Osaka Gas Co Ltd*                               9,000          22,221
                                                 SHARES           VALUE

                                                     ------------------
JAPAN - 19.99% (CONTINUED)
  Pioneer Corp*                                     693  $       12,993
  Promise Co Ltd*                                   400          14,258
  Resona Holdings Inc*                           18,000           9,859
  Ricom Company Limited*                          3,000          49,221
  Rohm Company Limited*                             400          51,133
  Sankyo Co. Ltd.*                                1,500          18,821
  Sanyo Electric Co Ltd*                          7,000          18,227
  Secom*                                          1,000          34,297
  Sekisui Chemical*                               2,000          14,157
  Seven Eleven*                                   2,000          61,010
  Sharp Corporation*                              4,000          37,988
  Shimizu Corporation*                            3,800           9,510
  Shin-Etsu Chemical Co Ltd*                      1,300          42,614
  Shionogi & Co Ltd*                              1,000          14,140
  Shiseido Co Ltd*                                2,000          26,005
  Shizuoka Bank Ltd.*                             3,000          19,339
  SMC Corporation*                                  200          18,775
  Softbank Corp*                                    800           9,135
  Sompo Japan Insurance*                          3,000          17,519
  Sony Corporation*                               3,700         154,647
  Staniley Electric Co Ltd*                         848           9,468
  Sumitomo Chemical Co Ltd.*                      5,000          19,761
  Sumitomo Corp*                                  4,000          17,191
  Sumitomo Electric Industries Ltd*               3,000          19,440
  Sumitomo Mitsui Banking Corp*                      27          84,411
  Sumitomo Trust and Banking*                     4,000          16,213
  Taisho Pharmaceutical Co Ltd*                   1,000          14,705
  Takara Holdings Inc.*                           4,000         167,186
  Takefuji Corp*                                    310          17,894
  TDK Corp*                                         500          20,140
  Teijin Limited*                                 4,000           9,573
  Terumo Corporation*                               900          12,453
  Tobu Railway Co Ltd*                            5,000          13,272
  Tohoku Electric Power*                          1,800          26,499
  Tokyo Electric Power Co*                        4,800          91,211
  Tokyo Electron Limited*                           500          22,626
  Tokyo Gas Co Ltd*                              11,000          34,482
  Tokyu Corporation*                              5,000          17,612
  Tonengeneral Sekiyu                             1,000           6,573
  Toppan Printing Co. Ltd.*                       3,000          22,575
  Toray Industries Inc*                           6,000          12,741
  Toshiba Corporation*                           12,000          37,617
  Tostem Corp*                                    1,000          15,168
  Toyo Seikan Kaisha*                             1,000          11,924
  Toyota Industries Corporation*                    600           9,025
  Toyota Motor Corporation*                       9,800         263,437
  Trend Micro*                                      500           8,553
  UFJ Holdings Inc.*                                 14          14,157
  West Japan Railway*                                 5          17,738
  Yamada Denki Co Ltd*                              376           7,937
  Yamanouchi Pharmaceutical Co Ltd*               1,300          37,684
  Yamato Transport Co Ltd*                        2,000          26,123
  Yokogawa Electric*                              2,000          12,421
                                                         --------------
                                                              4,443,847
                                                         --------------
NETHERLANDS - 5.59%
  ABN Amro Holding NV*                            5,835          95,403
  Aegon NV*                                       5,359          68,949
  Akzo Nobel NV*                                  1,079          34,230
  ASML Lithography Holding NV*                    1,798          15,020
  Heineken NV*                                      728          28,420
  IHC Caland NV*                                    197          10,399

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   EAFE INTERNATIONAL INDEX PORTFOLIO                 SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
NETHERLANDS - 5.59% (CONTINUED)
  Inditex*                                          778  $       18,378
  ING Groep NV*                                   7,032         119,106
  Interbrew*                                        564          13,317
  Koninklijke Ahold NV*                           2,552          32,406
  Koninklijke KPN NV*                             7,250          47,172
  Koninklijke Numico NV*                            781           9,835
  Nordea AB*                                      9,330          41,118
  Philips Electronics NV*                         5,496          96,320
  Reed Elsevier NV*                               2,642          32,301
  Royal Dutch Petroleum Company*                  8,839         389,124
  TNT Post Group NV*                              1,405          22,780
  Unilever NV*                                    2,348         144,271
  Unv-Ver Ned Uitgev Ver Bezit*                     893          23,288
                                                         --------------
                                                              1,241,837
                                                         --------------
NORWAY - .46%
  Bergesen*                                         606          11,547
  Den Norske Bank*                                2,310          10,870
  Norsk Hydro ASA*                                  757          33,928
  Norske Skogindustries ASA*                        599           8,473
  Orkla ASA*                                      1,233          21,001
  Statoil ASA*                                    1,870          15,791
                                                         --------------
                                                                101,610
                                                         --------------
PORTUGAL - .28%
  Banco Comercial Portugues*                      7,397          17,699
  Electricidade de Portugal SA*                   9,320          15,551
  Portugal Telecom SGPS SA*                       4,187          28,780
                                                         --------------
                                                                 62,030
                                                         --------------
SINGAPORE - .73%
  Allgreen Properties Ltd*
  City Developments Ltd.*                         4,000           9,594
  DBS Group Holdings Ltd*                         5,209          33,035
  Haw Par Corp Ltd*                                 449             844
  Oversea-Chinese Banking Corp*                   4,154          23,111
  Singapore Airlines Ltd.*                        2,263          13,308
  Singapore Press Holdings                        1,558          16,348
  Singapore Telecommunications*                  26,544          18,976
  UTD Overseas Bank*                              5,494          37,376
  Venture Corporation Ltd*                        1,135           9,096
                                                         --------------
                                                                161,688
                                                         --------------
SPAIN - 3.38%
  Acerinox SA*                                      296          10,869
  Acesa Infraestrucutras SA*                      2,174          12,947
  ACS, Actividades*                                 383          12,319
  Aguas De Barcelona*                             1,024          10,316
  Altadis SA*                                     1,164          26,556
  Banco Bilbao Vizcaya Argentaria SA*            12,629         120,869
  Banco Santander Central Hispano SA*            17,949         123,189
  Endesa SA*                                      3,727          43,610
  Fomento de Construcciones Y Contratas
     SA*                                            425           9,545
  Gas Natural SDG SA*                               926          17,560
  Grupo Dragados SA*                                865          14,706
  Grupo Ferrovial SA                                390           9,884
  Iberdrola SA*                                   3,179          44,537
  NH Hoteles SA*                                  1,024           8,801
  Repsol YPF SA*                                  3,815          50,445
  Stora Enso OYJ Series R ORDN*                   2,831          29,858
  Telefonica SA*                                 19,317         172,918
  Terra Networks SA*                              1,871           7,874
  Union Electrica Fenosa SA*                      1,161          15,291
                                                 SHARES           VALUE

                                                     ------------------
SPAIN - 3.38% (CONTINUED)
  Vallehermoso SA*                                  998  $       10,369
                                                         --------------
                                                                752,463
                                                         --------------
SWEDEN - 1.96%
  ABB Ltd*                                        1,237           3,535
  Assa Abloy AB*                                  1,184          13,520
  Astrazenca Plc*                                 2,130          74,803
  Atlas Copco AB*                                   766          14,945
  Electrolux AB*                                  1,180          18,621
  Ericsson Lm*                                   63,918          44,748
  Gambro AB*                                      1,594           8,873
  Hennes & Mauritz AB*                            1,740          33,549
  Sandvik AB*                                       804          17,947
  Securitas AB*                                   1,289          15,385
  Skandia Forsakrings AB*                         3,985          10,610
  Skandinaviska Enskilda Banken (SEB)*            1,846          15,360
  Skanska AB*                                     2,192          12,830
  SKF AB*                                           416          10,790
  Svenska Cellulosa AB*                             613          20,684
  Svenska Handelsbanken*                          2,348          31,259
  Swisscom*                                         102          29,544
  Tele2 AB*                                         441          11,666
  Telia AB*                                       7,816          29,422
  Volvo AB*                                       1,152          18,774
                                                         --------------
                                                                436,865
                                                         --------------
SWITZERLAND - 7.61%
  ABB Ltd.*                                       3,812          10,835
  Adecco SA*                                        522          20,462
  AGFA Gavaert NV*                                  668          14,897
  CIBA Spezialitaten*                               294          20,497
  CIE Financ Richemont*                           2,061          38,457
  Credit Suisse Group*                            5,038         109,308
  Givaudan-Reg*                                      42          18,833
  Holcim Ltd B*                                     119          21,602
  Lonza AG*                                         194          11,786
  Nestle SA*                                      1,678         355,575
  Novartis*                                      11,450         417,771
  Roche Holding AG*                                 184          23,288
  Roche Holding AG-Bearer Shares*                 2,982         207,793
  Serono SA-B*                                       31          16,613
  Swatch Group AG*                                  194          16,135
  Swiss Re*                                       1,288          84,488
  UBS AG*                                         5,284         256,805
  Zurich Financial Services AG*                     512          47,767
                                                         --------------
                                                              1,692,912
                                                         --------------
UNITED KINGDOM - 27.89%
  3I Group Plc                                    2,299          20,543
  Allied Irish Banks Plc*                         3,711          50,082
  Amersham Plc*                                   2,759          24,698
  Amvescap Plc*                                   2,551          16,347
  Associated British*                             1,893          12,176
  AstraZeneca Plc*                                7,193         257,100
  Aviva Plc*                                      9,426          67,231
  BAA Plc                                         4,466          36,240
  BAE Systems Plc*                               12,806          25,567
  Bank of Ireland                                 8,925          91,695
  Barclays Plc*                                  27,638         171,319
  BBA Group Plc*                                  2,993           8,903
  BG Group Plc*                                  14,773          63,744
  Billiton Plc*                                   9,745          52,051
  BOC Group Plc                                   2,093          29,924

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                 EAFE INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
UNITED KINGDOM - 27.89% (CONTINUED)
  Boots Co. Plc                                   3,644  $       34,381
  BP Amoco Plc                                   93,698         644,164
  BPB Plc                                         2,197           8,702
  British Airways Plc*                            6,856          68,494
  British Land Company Plc*                       2,025          14,737
  British SKY Broadcasting Plc*                   5,142          52,902
  BT Group Plc                                   36,233         113,757
  Bunzl Plc                                       2,063          12,622
  Cable & Wireless Plc*                           9,452           6,810
  Cadbury Schweppes Plc*                          8,592          53,536
  Canary Wharf Group Plc*                         2,355           8,929
  Capita Group Plc*                               3,285          13,090
  Carlton Communications Plc*                     3,862           8,348
  Centrica Plc*                                  17,575          48,387
  Compass Group Plc*                              9,271          49,258
  CRH Plc*                                        2,118          26,117
  Daily Mail & Gen Trust A                        1,371          12,836
  Diageo Plc*                                    13,447         146,140
  Dixons Group Plc*                               8,035          18,758
  Electrocomponents Plc                           2,195          10,143
  European Aeronautic Defense*                    1,032          10,668
  Exel Plc*                                       1,365          15,120
  GKN Plc*                                        3,148          10,175
  GlaxoSmithKline Plc*                           25,239         484,381
  Granada Plc*                                   11,939          15,330
  GUS Plc*                                        4,193          38,953
  Hammerson Plc*                                  1,251           9,527
  Hanson Plc*                                     3,080          13,687
  Hays Plc*                                       7,443          11,115
  HBOS Plc*                                      15,808         166,708
  Hilton Group Plc*                               6,890          18,526
  HSBC Holdings Plc*                             39,421         435,719
  Imperial Chemical Industries Plc*               4,925          18,238
  Imperial Tabacco*                               3,007          51,077
  Invensys Plc                                   15,018          12,755
  Johnson Matthey Plc                               994          12,803
  Kerry Group Plc*                                  760          10,169
  Kingfisher Plc*                                10,763          38,557
  Land Securities Group B                         1,926          24,342
  Legal & General Group Plc*                     27,123          41,923
  Lloyds TSB Group Plc*                          23,268         167,083
  Man Group Plc                                   1,133          16,181
  Marks & Spencer Plc                             9,588          48,627
  Misys Plc*                                      2,583           7,319
  National Grid Group Plc                        12,978          95,387
  National Power Plc*                             5,979           9,217
  Next Plc*                                       1,356          16,079
  P&O Princess Cruises Plc                        2,742          19,028
  Pearson Plc*                                    3,133          28,979
  Peninsular & Orient Steam Navigation*           4,033          10,682
  Provident Financial Plc*                        1,048          10,023
  Prudential Plc*                                 8,322          58,821
  Rank Group Plc*                                 2,665          11,435
  Rechitt Benckiser Plc*                          2,030          39,384
  Reed Elsevier Plc*                              5,322          45,585
                                                 SHARES           VALUE

                                                     ------------------
UNITED KINGDOM - 27.89% (CONTINUED)
  Rentokil Initial Plc*                           7,873  $       27,887
  Reuters Group Plc*                              5,809          16,601
  Rexam Plc*                                      1,961          13,387
  Rio Tinto Plc Reg*                              4,457          88,982
  RMC Group Plc*                                  1,434           8,473
  Rolls Royce Plc*                                6,118          10,540
  Royal Bank of Scotland Group Plc*              11,490         275,272
  Royal Sun Alliance Ins. Group*                  5,843          11,360
  Ryanair Holdings Plc*                           1,809          12,814
  Safeway Plc                                     4,649          15,962
  Sage Group Plc*                                 5,341          11,437
  Sainsbury (J) Plc                               6,034          27,081
  Scot & Newcastle*                               3,027          22,589
  Scottish & Southern Energy*                     3,548          38,845
  Scottish Power Plc                              7,762          45,302
  Severn Trent Plc                                1,413          15,788
  Shell Transport & Trading Co*                  40,376         265,880
  Six Continents Plc                              3,640          29,420
  Slough Estates Plc*                             1,848          10,086
  South African Breweries                         3,097          22,015
  Smith & Nephew Plc*                             3,634          22,263
  Smiths Group Plc*                               2,159          24,176
  Syngenta AG*                                      407          23,563
  Synthes-stratec Inc*                               20          12,266
  Tate & Lyle                                     1,962           9,951
  Taylor Woodrow Plc*                             3,384           9,235
  Tesco Plc*                                     29,280          91,456
  Thorn Emi Ord 25P*                              3,874           8,670
  Unilever Plc*                                  11,553         109,931
  United Utilities Plc                            2,265          22,756
  Vodafone Group Plc                            284,484         518,722
  Wolseley Plc*                                   2,227          18,699
  Wolters Kluwer*                                 1,063          18,518
  WPP Group Plc*                                  4,810          36,745
                                                         --------------
                                                              6,200,006
                                                         --------------
    Total Common Stocks
       (cost $21,000,631)                                    21,050,629
                                                         --------------

UNIT INVESTMENT TRUST - 4.50%
  iShares MSCI Eafe Index Fund*                  10,100       1,000,001
                                                         --------------
    Total Unit Investment Trust
       (cost $1,015,858)                                      1,000,001
                                                         --------------
TOTAL INVESTMENTS - 99.18%
   (cost $22,016,489)(1)                                     22,050,630
                                                         --------------
OTHER ASSETS AND LIABILITIES - .82%                             182,922
                                                         --------------
TOTAL NET ASSETS - 100.00%                               $   22,233,552
                                                         ==============


-------------

*    Non-income producing
(1) For federal income tax purposes, cost is $22,072,071 and gross unrealized appreciation and depreciation of securities as of December 31, 2002 was $554,455 and ($575,896), respectively.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2002

  NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Summit Mutual Funds, Inc., (the "Fund"), is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company. The Fund is offered in two series, the Pinnacle Series and the Apex Series. The results of the Pinnacle Series (the "Series") are presented herein. The shares of the Series are sold only to insurance companies and their separate accounts to fund the benefits under certain variable insurance products. The results of the Series presented exclude the additional fees and expenses of variable annuity or variable life insurance contracts. The Series' shares are offered in eight different portfolios - Zenith Portfolio, Bond Portfolio, S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, Nasdaq-100 Index Portfolio, Russell 2000 Small Cap Index Portfolio, and EAFE International Index Portfolio (individually "Portfolio", collectively "Portfolios"). The Zenith Portfolio seeks long-term appreciation of capital by investing primarily in common stocks and other equity securities. The Bond Portfolio seeks a high level of current income as is consistent with reasonable investment risk by investing primarily in long-term, fixed-income, investment-grade corporate bonds. The S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Russell 2000 Small Cap Index Portfolio, Nasdaq-100 Index Portfolio, and EAFE International Index Portfolio seek investment results that correspond to the total return performance of common stocks as represented by their respective index. The Balanced Index Portfolio seeks investment results, with respect to 60% of its assets, that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index and, with respect to 40% of its assets, that correspond to the total return performance of investment grade bonds, as represented by the Lehman Brothers Aggregate Bond Index.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITIES VALUATION - Securities held in each Portfolio, except for money market instruments maturing in 60 days or less, are valued as follows:
Securities traded on stock exchanges (including securities traded in both the over-the-counter market and on an exchange), or listed on the NASDAQ National Market System, are valued at the last sales price as of the close of the New York Stock Exchange on the day the securities are being valued, or, lacking any sales, at the closing bid prices. Securities traded only in the over-the-counter market are valued at the last bid price, as of the close of trading on the New York Stock Exchange, quoted by brokers that make markets in the securities. Other securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Board of Directors. Money market instruments with a remaining maturity of 60 days or less held in each Portfolio are valued at amortized cost which approximates market.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are recorded on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. All amortization of discount and premium is recognized currently under the effective interest method. Gains and losses on sales of investments are calculated on the identified cost basis for financial reporting and tax purposes. Paydowns gain and losses on mortgage and asset-backed securities are presented as interest income.

FEDERAL TAXES - It is the intent of the Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and any net realized capital gains. Regulated investment companies owned by the segregated asset accounts of a life insurance company, held in connection with variable annuity contracts, are exempt from excise tax on undistributed income. Therefore, no provision for income or excise taxes has been recorded. The Zenith Portfolio, Bond Portfolio, S&P 500 Index Portfolio, S&P MidCap 400 Index

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Portfolio, Balanced Index Portfolio, Nasdaq-100 Index Portfolio, and Russell 2000 Small Cap Index Portfolio have a capital loss carry forward of $2,172,491, $6,339,965, $2,954,700, $1,183,610, $574,389, $6,142,851, and $858,626,
respectively, which expire between 2006 and 2010.

                                                      TAX CHARACTER OF DISTRIBUTIONS PAID
                           -----------------------------------------------------------------------------------------
                                  YEAR ENDED DECEMBER 31, 2002                  YEAR ENDED DECEMBER 31, 2001
                           -------------------------------------------  --------------------------------------------
                             ORDINARY       LONG-TERM        TOTAL        ORDINARY       LONG-TERM        TOTAL
FUND                          INCOME      CAPITAL GAINS  DISTRIBUTIONS     INCOME      CAPITAL GAINS  DISTRIBUTIONS
----                       -------------  -------------  -------------  -------------  -------------  --------------
Zenith Portfolio           $  3,452,162*  $         --   $  3,452,162   $    858,337   $         --   $     858,337
Bond Portfolio                1,934,326             --      1,934,326      1,163,914             --       1,163,914
S&P 500 Index Portfolio         474,970        131,130        606,100     11,024,779      7,375,447      18,400,226
S&P MidCap 400 Index
  Portfolio                     107,543         78,555        186,098      2,022,782      1,417,829       3,440,611
Balanced Index Portfolio        426,657             --        426,657        598,368         31,315         629,683
Nasdaq-100 Index
  Portfolio                          --             --             --             --             --              --
Russell 2000 Small Cap
  Index Portfolio                37,810        194,514        232,324        886,710             --         886,710
EAFE International Index
  Portfolio                          --             --             --             --             --              --

*  $2,544,857 is a return of capital.

                                          TAX BASIS OF DISTRIBUTABLE EARNINGS
                                                AS OF DECEMBER 31, 2002
                                     ---------------------------------------------
                                     UNDISTRIBUTED   UNDISTRIBUTED
                                        ORDINARY       LONG-TERM      UNREALIZED
FUND                                     INCOME          GAINS       APPRECIATION
----                                 --------------  --------------  -------------
Zenith Portfolio                     $          --   $          --   $         --
Bond Portfolio                             297,898              --        485,068
S&P 500 Index Portfolio                    544,576              --      9,042,197
S&P MidCap 400 Index Portfolio              84,660              --             --
Balanced Index Portfolio                    47,456              --             --
Nasdaq-100 Index Portfolio                      --              --             --
Russell 2000 Small Cap Index
   Portfolio                               101,642              --             --
EAFE International Index Portfolio          87,181         313,314         34,141

The difference between book basis and tax basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales and mark-to-market adjustments for futures contracts.

DISTRIBUTIONS - Distributions from net investment income in all fixed income Portfolios generally are declared and paid quarterly. Equity Portfolios generally declare and pay dividends annually. Net realized capital gains are distributed periodically, no less frequently than annually. Distributions are recorded on the ex-dividend date. All distributions are reinvested in additional shares of the respective Portfolio at the net asset value per share.

The amount of distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES - Allocable expenses of the Fund are charged to each Portfolio based on the ratio of the net assets of each Portfolio to the combined net assets of the Fund. Nonallocable expenses are charged to each Portfolio based on specific identification.

FOREIGN CURRENCY - The Portfolio's accounting records are maintained in U.S. dollars. All Portfolios may purchase foreign securities within certain limitations set forth in the Prospectus. Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars at the spot rate at the close of the London Market. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the underlying fluctuation in the securities resulting from market prices. All are included in net realized and unrealized gain or loss for investments.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies including the level of governmental supervision and regulations of foreign securities markets and the possibility of political and economic instability.

REVERSE SPLIT - At the November 9, 2001 shareholder meeting, the Series' Articles of Incorporation were amended, by shareholder vote, to allow for fund share splits and reverse splits. Effective February 15, 2002, all Portfolios effected a 1-for-5 reverse split. The purpose of the reverse split was to increase the NAV and thus reduce the amount of rounding error inherent in the share price and calculation thereof. The per share data and capital share activity have been retroactively restated to reflect the split.

NOTE 2 - TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEES - The Fund pays investment advisory fees to Summit Investment Partners, Inc. (the "Adviser") under terms of an Investment Advisory Agreement (the "Agreement"). Certain officers and directors of the Adviser are affiliated with the Fund. The Fund pays the Adviser, as full compensation for all services and facilities furnished, a monthly fee computed separately for each Portfolio on a daily basis, at an annual rate, as follows:

       (a)  for the Zenith Portfolio - .64% of the current net asset value.

       (b)  for the Bond Portfolio - .47% of the current net asset value.

       (c) for the S&P 500 Index Portfolio - .30% of the current net asset value.

       (d) for the S&P MidCap 400 Index Portfolio - .30% of the current net asset value.

       (e) for the Balanced Index Portfolio - .30% of the current net asset value.

       (f) for the Nasdaq-100 Index Portfolio - .35% of the current net asset value.

       (g) for the Russell 2000 Small Cap Index Portfolio - .35% of the current net asset value.

       (h) for the EAFE International Index Portfolio - .56% of the current net asset value.

The Agreement provides that if the total operating expenses of the Zenith or Bond Portfolios, exclusive of advisory fees and certain other expenses, for any fiscal quarter exceed an annual rate of 1% of the average daily net assets of the respective Portfolios, the Adviser will reimburse the Portfolio for such excess, up to the amount of the advisory fee for that year. The Adviser has agreed to pay other expenses of the S&P 500 Index Portfolio, the S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, and the Nasdaq-100 Index Portfolio, other than the advisory fee for these Portfolios, to the extent that such expenses exceed 0.30% of their average annual net assets. The Adviser will pay any expenses of the Russell 2000 Small Cap Index Portfolio, other than the advisory fee for that Portfolio, to the extent that such expenses exceed 0.40% of that Portfolio's average annual net asset. The Adviser will pay any expenses of the EAFE International Index Portfolio, other than the advisory fee for that Portfolio, to the extent that such expenses exceed 0.69% of that Portfolio's average annual net asset. The Adviser agreed to waive its fees and/or reimburse expenses of the EAFE International Index Portfolio, to the extent necessary, to limit all expenses to 0.65% of the average daily net assets of the Portfolio until December 31, 2003.

ADMINISTRATION FEES - The Fund pays the Adviser to perform certain administration services. The Fund shall pay the Adviser as full compensation for all facilities and services furnished a fee computed separately for each portfolio of the

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 2 - TRANSACTIONS WITH AFFILIATES (CONTINUED)

Fund at an annual rate .10% of each portfolio's average annual net assets. The Adviser agreed to waive for a one year period ended November 9, 2002, .05% of the administration fee related to the S&P 500 Index, S&P MidCap 400 Index, Russell 2000 Small Cap, Nasdaq-100 Index and Balanced Index Portfolios. In addition, the Advisor has agreed to waive administration fees for the Bond Portfolio, as long as that Portfolio's total expense ratio exceeds .75%.

WAIVERS AND REIMBURSEMENTS - As a result, for the period ended December 31, 2002, the Adviser waived for the Bond Portfolio $26,959, S&P 500 Index Portfolio $33,979, S&P MidCap 400 Index Portfolio $10,125, Balanced Index Portfolio $5,059, Nasdaq-100 Index Portfolio $4,804, Russell 2000 Small Cap Index Portfolio $7,279, and the EAFE International Index Portfolio $23,353, and the Adviser reimbursed fees for the S&P MidCap 400 Index Portfolio $39,337, Balanced Index Portfolio $52,964, Nasdaq-100 Index Portfolio $46,364, the Russell 2000 Small Cap Index Portfolio $88,708, and the EAFE International Index Portfolio $28,662.

Summit Investment Partners, Inc. is a wholly-owned subsidiary of The Union Central Life Insurance Company ("Union Central").

DIRECTORS' FEES - Each director who is not affiliated with the Adviser receives fees from the Fund for service as a director. Members of the Board of Directors who are not affiliated with the Adviser are eligible to participate in a deferred compensation plan. The value of each director's deferred compensation account will increase or decrease at the same rate as if it were invested in shares of the Scudder Money Market Fund.

NOTE 3 - FUTURES CONTRACTS AND PORTFOLIO SECURITIES LOANED

S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, Nasdaq-100 Index Portfolio, and Russell 2000 Small Cap Index Portfolio (collectively, the "Index Portfolios") may enter into futures contracts that relate to securities in which it may directly invest and indices comprised of such securities and may purchase and write call and put options on such contracts. The Index Portfolios may invest up to 20% of their assets in such futures and/or options, except that until each Portfolio reaches $25 million (or $50 million in the case of the Nasdaq-100 Index Portfolio, the Russell 2000 Small Cap Index Portfolio, and the EAFE International Index Portfolio), it may invest up to 100% in such futures and/or options. These contracts provide for the sale of a specified quantity of a financial instrument at a fixed price at a future date. When the Index Portfolios enter into a futures contract, they are required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Under terms on the contract, the Index Portfolios agree to receive from or pay to the broker an amount equal to the daily fluctuation in the value of the contract (known as the variation margin). The variation margin is recorded as unrealized gain or loss until the contract expires or is otherwise closed, at which time the gain or loss is realized. The Index Portfolios invest in futures as a substitute to investing in the common stock positions in the Index that they intend to match. The potential risk to the Index Portfolios is that the change in the value in the underlying securities may not correlate to the value of the contracts.

The Portfolios lend their securities to approved brokers to earn additional income and receive cash and/or securities as collateral to secure the loans. Collateral is maintained at not less than 100% of the value of loaned securities. Although the risk of lending is mitigated by the collateral, the Portfolios could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.

As of December 31, 2002, there are no securities on loan in any of the Portfolios.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 4 - SUMMARY OF PURCHASES AND SALES OF INVESTMENTS

Purchases and sales of securities for the year ended December 31, 2002, excluding short-term obligations, are as follows:

                                                                                      S&P
                                   ZENITH                          S&P 500        MIDCAP 400
                                  PORTFOLIO    BOND PORTFOLIO  INDEX PORTFOLIO  INDEX PORTFOLIO
                                -------------  --------------  ---------------  ---------------
Total Cost of Purchases of:
        Common Stocks           $ 25,872,689    $         --     $  7,928,627     $ 11,138,872
        U.S. Government
           Securities                     --       8,713,572               --               --
        Corporate Bonds                   --      14,451,912               --               --
                                ------------    ------------     ------------     ------------
                                $ 25,872,689    $ 23,165,484     $  7,928,627     $ 11,138,872
                                ============    ============     ============     ============

Total Proceeds from Sales of:
        Common Stocks           $ 29,744,517    $         --     $ 12,159,445     $  5,908,291
        U.S. Government
           Securities                     --       3,993,563               --               --
        Corporate Bonds                   --      12,136,797               --               --
                                ------------    ------------     ------------     ------------
                                $ 29,744,517    $ 16,130,360     $ 12,159,445     $  5,908,291
                                ============    ============     ============     ============

                                                              RUSSELL 2000
                                  BALANCED      NASDAQ-100      SMALL CAP         EAFE
                                    INDEX          INDEX          INDEX       INTERNATIONAL
                                  PORTFOLIO      PORTFOLIO      PORTFOLIO    INDEX PORTFOLIO
                                -------------  -------------  -------------  ---------------
Total Cost of Purchases of:
        Common Stocks           $    111,273   $  1,175,136   $  4,332,303     $ 38,157,769
        U.S. Government
           Securities              1,091,202             --             --               --
        Corporate Bonds              405,025             --             --               --
                                ------------   ------------   ------------     ------------
                                $  1,607,500   $  1,175,136   $  4,323,303     $ 38,157,769
                                ============   ============   ============     ============

Total Proceeds from Sales of:
        Common Stocks           $     98,455   $  1,766,396   $  5,921,071     $ 17,529,503
        U.S. Government
           Securities              1,929,103             --             --               --
        Corporate Bonds              430,855             --             --               --
                                ------------   ------------   ------------     ------------
                                $  2,458,413   $  1,766,396   $  5,921,071     $ 17,529,503
                                ============   ============   ============     ============

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 5 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the EAFE International Index Portfolio.

                                         ZENITH PORTFOLIO
                                      YEAR ENDED DECEMBER 31,
                           ---------------------------------------------
                            2002     2001     2000      1999      1998
                           -------  -------  -------  --------  --------
Net Asset Value,
    Beginning of period    $ 82.75  $ 75.60  $ 63.10  $  74.45  $ 101.75
                           -------  -------  -------  --------  --------
Investment Activities:
  Net investment income       1.11     1.40     1.15       .50      1.25
  Net realized and
      unrealized
      gains/(losses)        (18.92)    7.05    12.40      (.25)   (14.00)
                           -------  -------  -------  --------  --------
Total from Investment
    Activities              (17.81)    8.45    13.55       .25    (12.75)
                           -------  -------  -------  --------  --------
Distributions:
  Net investment income      (1.39)   (1.30)   (1.05)     (.60)    (1.15)
  In excess of net
      investment income         --       --       --        --        --
  Return of capital          (3.88)      --       --        --        --
  Net realized gains            --       --       --    (11.00)   (13.40)
                           -------  -------  -------  --------  --------
Total Distributions          (5.27)   (1.30)   (1.05)   (11.60)   (14.55)
                           -------  -------  -------  --------  --------
Net Asset Value,
    End of period          $ 59.67  $ 82.75  $ 75.60  $  63.10  $  74.45
                           =======  =======  =======  ========  ========

Total Return                (23.10%)   11.24%   21.79%     2.05%   (15.31%)

RATIOS / SUPPLEMENTAL
    DATA:
Ratio of Expenses to
    Average Net Assets -
    Net(2)                     .93%     .81%     .73%      .69%      .62%

Ratio of Expenses to
    Average Net Assets -
    Gross                      .93%     .83%     .77%      .69%      .62%

Ratio of Net Investment
    Income to Average Net
    Assets                    1.52%    1.74%    1.47%      .67%     1.41%

Portfolio Turnover Rate      56.53%  102.03%   81.95%    86.47%    62.50%

Net Assets, End of Period
    (000's)                $38,218  $54,562  $50,485  $124,444  $248,783

                                            BOND PORTFOLIO
                                       YEAR ENDED DECEMBER 31,
                           ------------------------------------------------
                              2002       2001     2000     1999      1998
                           -----------  -------  -------  -------  --------
Net Asset Value,
    Beginning of period      $ 48.15    $ 47.30  $ 51.80  $ 55.65  $  56.45
                             -------    -------  -------  -------  --------
Investment Activities:
  Net investment income         2.70       3.15     5.20     3.60      3.85
  Net realized and
      unrealized
      gains/(losses)            (.04)        --    (1.95)   (4.20)     (.25)
                             -------    -------  -------  -------  --------
Total from Investment
    Activities                  2.66       3.15     3.25     (.60)     3.60
                             -------    -------  -------  -------  --------
Distributions:
  Net investment income        (2.88)     (2.30)   (5.75)   (3.25)    (3.80)
  In excess of net
      investment income           --         --     (.30)      --        --
  Return of capital               --         --    (1.70)      --        --
  Net realized gains              --         --       --       --      (.60)
                             -------    -------  -------  -------  --------
Total Distributions            (2.88)     (2.30)   (7.75)   (3.25)    (4.40)
                             -------    -------  -------  -------  --------
Net Asset Value,
    End of period            $ 47.93    $ 48.15  $ 47.30  $ 51.80  $  55.65
                             =======    =======  =======  =======  ========
Total Return                    5.73%      6.81%    7.40%   (1.11%)     6.52%
RATIOS / SUPPLEMENTAL
    DATA:
Ratio of Expenses to
    Average Net Assets -
    Net(2)                       .76%       .79%     .61%     .60%      .58%
Ratio of Expenses to
    Average Net Assets -
    Gross                        .85%       .87%     .68%     .60%      .58%
Ratio of Net Investment
    Income to Average Net
    Assets                      5.86%      6.37%    6.85%    6.62%     6.84%
Portfolio Turnover Rate        54.27%     65.14%   60.19%   56.07%    67.57%
Net Assets, End of Period
    (000's)                  $35,415    $29,147  $22,802  $98,428  $113,762

-------------

(1)  Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3)  Annualized.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the EAFE International Index Portfolio.

                                          S&P 500 INDEX PORTFOLIO

                                          YEAR ENDED DECEMBER 31,
                           ------------------------------------------------------
                            2002       2001        2000        1999        1998
                           -------    -------    --------    --------    --------
Net Asset Value,
  Beginning of period      $ 75.15    $102.95    $ 115.60    $  97.45    $  78.70
                           -------    -------    --------    --------    --------
Investment Activities:
  Net investment income        .69        .80        1.05        1.05        1.00
  Net realized and
     unrealized
     gains/(losses)         (17.53)    (12.15)     (11.75)      18.75       21.05
                           -------    -------    --------    --------    --------
Total from Investment
   Activities               (16.84)    (11.35)     (10.70)      19.80       22.05
                           -------    -------    --------    --------    --------
Distributions:
  Net investment income       (.38)      (.55)      (1.15)       (.95)      (1.00)
  In excess of net
     investment income          --         --          --          --          --
  Return of capital             --         --          --          --          --
  Net realized gains          (.11)    (15.90)       (.80)       (.70)      (2.30)
                           -------    -------    --------    --------    --------
Total Distributions           (.49)    (16.45)      (1.95)      (1.65)      (3.30)
                           -------    -------    --------    --------    --------
Net Asset Value,
   End of period           $ 57.82    $ 75.15    $ 102.95    $ 115.60    $  97.45
                           =======    =======    ========    ========    ========

Total Return                (22.55%)   (12.39%)     (9.32%)     20.52%      28.54%

RATIOS / SUPPLEMENTAL
   DATA:
Ratio of Expenses to
   Average Net Assets -
   Net(2)                      .57%       .46%        .41%        .39%        .43%

Ratio of Expenses to
   Average Net Assets -
   Gross                       .61%       .47%        .43%        .39%        .43%

Ratio of Net Investment
   Income to Average Net
   Assets                     1.04%       .88%        .81%       1.10%       1.25%

Portfolio Turnover Rate      10.51%      3.30%      21.36%       3.45%       2.64%

Net Assets, End of Period
   (000's)                 $64,338    $92,639    $114,103    $284,132    $131,345

                                           S&P MIDCAP 400 INDEX
                                                 PORTFOLIO
                                                                  PERIOD FROM
                                      YEAR ENDED                 MAY 3, 1999(1)
                                     DECEMBER 31,               TO DECEMBER 31,
                           ---------------------------------    ----------------
                              2002         2001       2000            1999
                           -----------    -------    -------    ----------------
Net Asset Value,
  Beginning of period        $ 46.70      $ 59.55    $ 55.20        $ 50.00
                             -------      -------    -------        -------
Investment Activities:
  Net investment income          .22          .30       1.10            .50
  Net realized and
     unrealized
     gains/(losses)            (7.25)       (1.00)      7.20           5.05
                             -------      -------    -------        -------
Total from Investment
   Activities                  (7.03)        (.70)      8.30           5.55
                             -------      -------    -------        -------
Distributions:
  Net investment income         (.23)        (.20)     (1.20)          (.35)
  In excess of net
     investment income            --           --         --             --
  Return of capital               --           --         --             --
  Net realized gains            (.15)      (11.95)     (2.75)            --
                             -------      -------    -------        -------
Total Distributions             (.38)      (12.15)     (3.95)          (.35)
                             -------      -------    -------        -------
Net Asset Value,
   End of period             $ 39.29      $ 46.70    $ 59.55        $ 55.20
                             =======      =======    =======        =======
Total Return                  (15.15%)      (1.25%)    15.99%         11.14%
RATIOS / SUPPLEMENTAL
   DATA:
Ratio of Expenses to
   Average Net Assets -
   Net(2)                        .60%         .60%       .60%           .60%(3)
Ratio of Expenses to
   Average Net Assets -
   Gross                         .81%         .82%       .77%           .69%(3)
Ratio of Net Investment
   Income to Average Net
   Assets                        .53%         .65%      1.44%          1.69%(3)
Portfolio Turnover Rate        27.73%       18.57%    146.33%         47.55%(3)
Net Assets, End of Period
   (000's)                   $23,180      $20,588    $15,054        $23,963

-------------

(1)  Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3)  Annualized.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the EAFE International Index Portfolio.

                                      BALANCED INDEX PORTFOLIO                   NASDAQ-100 INDEX PORTFOLIO
                                                           PERIOD FROM                            PERIOD FROM
                                                          MAY 3, 1999(1)       YEAR ENDED      APRIL 27, 2000(1)
                             YEAR ENDED DECEMBER 31,     TO DECEMBER 31,      DECEMBER 31,      TO DECEMBER 31,
                           ----------------------------  ----------------  ------------------  ------------------
                             2002      2001      2000          1999          2002      2001           2000
                           --------  --------  --------  ----------------  --------  --------  ------------------
Net Asset Value,
  Beginning of period      $ 43.85   $ 48.05   $ 52.05       $ 50.00       $ 22.30   $ 33.35        $ 50.00
                           -------   -------   -------       -------       -------   -------        -------
Investment Activities:
  Net investment income       1.13      1.10      1.95           .90          (.07)       --           (.05)
  Net realized and
     unrealized gains/
     (losses)                (6.01)    (3.15)    (2.65)         1.70         (8.29)   (11.05)        (16.60)
                           -------   -------   -------       -------       -------   -------        -------
Total from Investment
   Activities                (4.88)    (2.05)     (.70)         2.60         (8.36)   (11.05)        (16.65)
                           -------   -------   -------       -------       -------   -------        -------
Distributions:
  Net investment income      (1.47)     (.60)    (2.30)         (.55)           --        --             --
  In excess of net
     investment income          --        --        --            --            --        --             --
  Return of capital             --        --        --            --            --        --             --
  Net realized gains            --     (1.55)    (1.00)           --            --        --             --
                           -------   -------   -------       -------       -------   -------        -------
Total Distributions          (1.47)    (2.15)    (3.30)         (.55)           --        --             --
                           -------   -------   -------       -------       -------   -------        -------
Net Asset Value,
  End of period            $ 37.50   $ 43.85   $ 48.05       $ 52.05       $ 13.94   $ 22.30        $ 33.35
                           =======   =======   =======       =======       =======   =======        =======

Total Return                (11.27%)   (4.38%)   (1.28%)        5.31%       (37.49%)  (33.13%)       (33.30%)

RATIOS / SUPPLEMENTAL
   DATA:

Ratio of Expenses to
   Average Net Assets -
   Net(2)                      .60%      .60%      .60%          .47%(3)       .65%      .65%           .64%(3)

Ratio of Expenses to
   Average Net Assets -
   Gross                      1.10%      .81%      .68%          .50%(3)      1.11%      .97%           .88%(3)

Ratio of Net Investment
   Income to Average Net
   Assets                     2.78%     2.47%     2.95%         2.94%(3)      (.43%)    (.21%)         (.17%)(3)

Portfolio Turnover Rate      15.34%    35.84%     9.60%       141.58%(3)     11.79%     5.49%         14.69%(3)

Net Assets, End of Period
   (000's)                 $10,638   $13,004   $14,334       $55,708       $ 9,583   $14,560        $ 8,577

----------

(1)  Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3)  Annualized.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the EAFE International Index Portfolio.

                                     RUSSELL 2000 SMALL CAP INDEX        EAFE INTERNATIONAL
                                              PORTFOLIO                    INDEX PORTFOLIO
                                                       PERIOD FROM           PERIOD FROM
                                    YEAR ENDED      APRIL 27, 2000(1)   NOVEMBER 12, 2002(1)
                                   DECEMBER 31,      TO DECEMBER 31,       TO DECEMBER 31,
                                ------------------  ------------------  ---------------------
                                  2002      2001           2000                 2002
                                --------  --------  ------------------  ---------------------
Net Asset Value,
  Beginning of period           $ 48.10   $ 49.95        $ 50.00                $ 50.00
                                -------   -------        -------                -------
Investment Activities:
  Net investment income             .29       .40            .40                    .19
  Net realized and unrealized
     gains/(losses)              (10.31)      .35           (.20)                  (.60)
                                -------   -------        -------                -------
Total from Investment
   Activities                    (10.02)      .75            .20                   (.41)
                                -------   -------        -------                -------
Distributions:
  Net investment income            (.09)     (.45)          (.25)                    --
  In excess of net investment
     income                          --        --             --                     --
  Return of capital                  --        --             --                     --
  Net realized gains               (.47)    (2.15)            --                     --
                                -------   -------        -------                -------
Total Distributions                (.56)    (2.60)          (.25)                    --
                                -------   -------        -------                -------
Net Asset Value,
  End of period                 $ 37.52   $ 48.10        $ 49.95                $ 49.59
                                =======   =======        =======                =======

Total Return                     (21.05%)    1.54%           .39%                  (.82%)

RATIOS / SUPPLEMENTAL DATA:
Ratio of Expenses to Average
   Net Assets - Net(2)              .75%      .75%           .74%(3)                .65%(3)

Ratio of Expenses to Average
   Net Assets - Gross              1.33%     1.10%          1.35%(3)               1.99%(3)

Ratio of Net Investment Income
   to Average Net Assets            .65%      .90%          1.11%(3)               2.24%(3)

Portfolio Turnover Rate           30.78%    32.70%         82.19%(3)             449.05%(3)

Net Assets, End of
   Period (000's)               $13,863   $21,503        $16,105                $22,234

----------

(1)  Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3)  Annualized.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
SUMMIT MUTUAL FUNDS, INC.:

We have audited the accompanying statements of assets and liabilities of Summit Mutual Funds, Inc. - Pinnacle Series (the "Funds"), comprising the Zenith Portfolio, Bond Portfolio, S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, Nasdaq-100 Index Portfolio, Russell 2000 Small Cap Index Portfolio, and EAFE International Index Portfolio, including the schedules of investments, as of December 31, 2002, and the related statements of operations, changes in net assets, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Summit Mutual Funds, Inc. -- Pinnacle Series as of December 31, 2002, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Chicago, Illinois
February 7, 2003

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                       MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------
                             DIRECTORS AND OFFICERS
INDEPENDENT DIRECTORS

                                                                                                              NUMBER OF
                                                               TERM OF                                      PORTFOLIOS IN
                                  POSITION(S)                OFFICE AND                                     FUND COMPLEX
                                   WITH THE                   LENGTH OF           PRINCIPAL OCCUPATION(S)    OVERSEEN BY
NAME, AGE AND ADDRESS(1)             FUND                    TIME SERVED          DURING PAST FIVE YEARS      DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
George M. Callard, M.D.    Director                   Director since 1987        Professor of Clinical              23
(Age 68)                                                                         Surgery, University of
                                                                                 Cincinnati

Theodore H. Emmerich       Director                   Director since 1987        Consultant; former                 23
(76)                                                                             Partner, Ernst &
                                                                                 Whinney, Accountants

Yvonne L. Gray             Director                   Director since 1999        Chief Operating Officer,           23
(51)                                                                             United Way and Community
                                                                                 Chest; prior thereto,
                                                                                 Vice President/ Trust
                                                                                 Operations Officer, Fifth
                                                                                 Third Bank; former Audit
                                                                                 Manager, Price Waterhouse

David C. Phillips          Director                   Director since 2001        Co-Founder and Treasurer,          23
(64)                                                                             Cincinnati Works Inc.
                                                                                 (Job Placement); prior
                                                                                 thereto, Chief Executive
                                                                                 Officer, Downtown
                                                                                 Cincinnati Inc. (Economic
                                                                                 revitalization of
                                                                                 Cincinnati)

Mary W. Sullivan           Director                   Director since 2001        Attorney, Peck,                    23
(45)                                                                             Shaffer & Williams LLP


                                     OTHER
                                 DIRECTORSHIPS
                                    HELD BY
NAME, AGE AND ADDRESS(1)           DIRECTOR
-------------------------
George M. Callard, M.D.
(Age 68)

Theodore H. Emmerich       American Financial Group;
(76)                       former Director, Summit
                           Investment Trust (two
                           Portfolios)
Yvonne L. Gray
(51)

David C. Phillips          Meridian
(64)                       Bioscience, Inc.

Mary W. Sullivan           Franklin Savings and Loan
(45)                       Co.

INTERESTED DIRECTORS AND OFFICERS

                                                                                                              NUMBER OF
                                                               TERM OF                                      PORTFOLIOS IN
                                  POSITION(S)                OFFICE AND                                     FUND COMPLEX
                                   WITH THE                   LENGTH OF           PRINCIPAL OCCUPATION(S)    OVERSEEN BY
NAME, AGE AND ADDRESS(1)             FUND                    TIME SERVED          DURING PAST FIVE YEARS      DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
Harry Rossi*               Director                   Director since 1992        Director Emeritus, Union           23
(82)                                                                             Central; former Chairman,
                                                                                 President and Chief
                                                                                 Executive Officer, Union
                                                                                 Central, and Director,
                                                                                 Adviser

Steven R. Sutermeister*    Director, President and    Director since 1999        Senior Vice President,             23
(48)                       Chief Executive Officer                               Union Central; President
                                                                                 and Chief Executive
                                                                                 Officer, Adviser.

John F. Labmeier           Vice President             Officer since 1990         Vice President, Associate          NA
1876 Waycross Rd.          and Secretary                                         General Counsel and
Cincinnati, OH 45240                                                             Assistant Secretary,
(53)                                                                             Union Central; Vice
                                                                                 President and Secretary,
                                                                                 Carillon
                                                                                 Investments, Inc.;
                                                                                 Secretary, Adviser

Thomas G. Knipper          Controller and Treasurer   Officer since 1995         Treasurer, Adviser                 NA
(45)

John M. Lucas              Assistant Secretary        Officer since 1990         Second Vice President,             NA
1876 Waycross Rd.                                                                Counsel and Assistant
Cincinnati, OH 45240                                                             Secretary, Union Central
(51)


                                     OTHER
                                 DIRECTORSHIPS
                                    HELD BY
NAME, AGE AND ADDRESS(1)           DIRECTOR
-------------------------
Harry Rossi*               Carillon
(82)                       Investments, Inc.
Steven R. Sutermeister*    Carillon
(48)                       Investments, Inc.;
                           Summit Investment
                           Partners, Inc.
John F. Labmeier           NA
1876 Waycross Rd.
Cincinnati, OH 45240
(53)
Thomas G. Knipper          NA
(45)
John M. Lucas              NA
1876 Waycross Rd.
Cincinnati, OH 45240
(51)

------------

(1) Except as otherwise indicated, the business of each listed person is 312 Elm St., Ste. 1212, Cincinnati, OH 45202
* Messrs. Rossi and Sutermeister are considered to be "interested persons" of the Fund (within the meaning of the Investment Company Act of 1940) because of their affiliation with the Adviser.

The Summit Pinnacle Series is distributed to insurance company separate accounts available in variable annuity and variable universal life insurance products. The Pinnacle Series consists of the following Portfolios:

        EQUITY INDEX ACCOUNTS
        S&P 500 Index Portfolio
        S&P MidCap 400 Index Portfolio
        Russell 2000 Small Cap Index Portfolio
        Nasdaq-100 Index Portfolio
        EAFE International Index Portfolio

        BALANCED INDEX ACCOUNT
        Balanced Index Portfolio

        MANAGED ACCOUNTS
        Zenith Portfolio
        Bond Portfolio

The Summit Apex Series is a 100% No-Load Family of Mutual Funds intended for institutional and retail accounts. For more complete information about the Summit Mutual Funds' Apex Series, including charges and expenses, call 888-259-7565 for a prospectus. Please read it carefully before you invest or send money. Summit Mutual Funds are distributed by Carillon Investments, Inc., Cincinnati, Ohio, Member SIPC. The Apex Series consists of the following Funds:

        EQUITY INDEX ACCOUNTS
        S&P 500 Index Fund
        S&P MidCap 400 Index Fund
        Russell 2000 Small Cap Index Fund
        Nasdaq-100 Index Fund
        EAFE International Index Fund
        Total Social Impact Fund

        FIXED INCOME & BALANCED INDEX ACCOUNTS
        Balanced Index Fund
        Lehman Aggregate Bond Index Fund

        MANAGED ACCOUNTS
        Everest Fund
        Bond Fund
        Short-term Government Fund
        Emerging Markets Bond Fund
        High Yield Bond Fund

        STABLE VALUE ACCOUNT
        Money Market Fund

Please visit our Website at www.summitfunds.com to learn more about the Summit Mutual Funds.

SMFI  231PINNACLE  12/02


                                [Logo] SUMMIT
                                       MUTUAL
                                       FUNDS